UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.6%
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--85.7%
$        275,000       Audubon Devel. Corp. (Audubon Park)                  7.750%           08/01/2024     $    286,267
------------------------------------------------------------------------------------------------------------------------
       2,055,000       Camden County Improvement Authority
                       (Cooper Health System) 1                             6.000            02/15/2027        2,117,678
------------------------------------------------------------------------------------------------------------------------
         120,000       Camden County PCFA (Camden County Energy
                       Recovery Associates)                                 7.500            12/01/2009          120,584
------------------------------------------------------------------------------------------------------------------------
         100,000       Camden County PCFA (Camden County Energy
                       Recovery Associates)                                 7.500            12/01/2010          100,487
------------------------------------------------------------------------------------------------------------------------
          15,000       Collingswood GO                                      5.875            07/15/2018           15,171
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Delaware River Port Authority PA/NJ                  5.400            01/01/2016        1,023,250
------------------------------------------------------------------------------------------------------------------------
       5,540,000       Delaware River Port Authority PA/NJ                  5.500            01/01/2026        5,671,021
------------------------------------------------------------------------------------------------------------------------
         300,000       Essex County Improvement Authority                   5.125            10/01/2022          318,045
------------------------------------------------------------------------------------------------------------------------
          40,000       Essex County Improvement Authority
                       (County Jail & Youth House)                          5.350            12/01/2024           41,541
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Garden State Preservation Trust (Open Space &
                       Farmland Preservation) 1,2                           5.800            11/01/2023        2,259,120
------------------------------------------------------------------------------------------------------------------------
          20,000       Gloucester County Improvement Authority
                       (Governmental Leasing Program)                       5.900            04/01/2007           20,048
------------------------------------------------------------------------------------------------------------------------
           5,000       Gloucester County Utilities Authority                5.125            01/01/2013            5,009
------------------------------------------------------------------------------------------------------------------------
          25,000       Haledon School District                              5.625            02/01/2009           25,158
------------------------------------------------------------------------------------------------------------------------
         685,000       Higher Education Student Assistance Authority
                       (Student Loan)                                       6.000            06/01/2015          696,008
------------------------------------------------------------------------------------------------------------------------
       3,755,000       Hudson County Improvement Authority
                       (Koppers Site) 1                                     6.125            01/01/2029        3,760,332
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Hudson County Solid Waste Improvement
                       Authority 1                                          6.000            01/01/2029          988,680
------------------------------------------------------------------------------------------------------------------------
          20,000       Hunterdon County Educational Services
                       Commission COP 3                                     7.000            02/01/2015           20,426
------------------------------------------------------------------------------------------------------------------------
          75,000       Mercer County Improvement Authority                  5.000            11/15/2016           77,674
------------------------------------------------------------------------------------------------------------------------
       6,290,000       Mercer County Improvement Authority                  5.000            08/01/2040        6,462,535
------------------------------------------------------------------------------------------------------------------------
          45,000       Mercer County Improvement Authority
                       (Solid Waste)                                        5.750            09/15/2016           47,851
------------------------------------------------------------------------------------------------------------------------
         875,000       Middlesex County Improvement Authority
                       (Heldrich Center Hotel) 1                            5.000            01/01/2015          888,773
------------------------------------------------------------------------------------------------------------------------
         500,000       Middlesex County Improvement Authority
                       (Heldrich Center Hotel) 1                            5.000            01/01/2020          504,175
------------------------------------------------------------------------------------------------------------------------
       1,535,000       Middlesex County Improvement Authority
                       (Heldrich Center Hotel) 1                            5.000            01/01/2032        1,511,760
------------------------------------------------------------------------------------------------------------------------
       1,100,000       Middlesex County Improvement Authority
                       (Heldrich Center Hotel) 1                            5.125            01/01/2037        1,094,830
------------------------------------------------------------------------------------------------------------------------
         975,000       Middlesex County Improvement Authority
                       (Skyline Tower Urban Renewal Associates) 1           5.350            07/01/2034        1,002,963
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Middlesex County Pollution Control Authority
                       (Amerada Hess Corp.)                                 6.050            09/15/2034        2,669,450
------------------------------------------------------------------------------------------------------------------------
          35,000       New Brunswick Hsg. & Urban Devel. Authority          5.500            08/01/2011           35,074
------------------------------------------------------------------------------------------------------------------------
          65,000       New Brunswick Hsg. & Urban Devel. Authority          5.750            07/01/2024           65,300
------------------------------------------------------------------------------------------------------------------------
         170,000       Newark Hsg. Finance Corp. (Spruce Park
                       Apartments)                                         10.800            05/01/2025          182,123
------------------------------------------------------------------------------------------------------------------------
         135,000       NJ EDA (American Airlines)                           7.100            11/01/2031           96,921
------------------------------------------------------------------------------------------------------------------------
         255,000       NJ EDA (Anheuser-Busch Companies) 1                  5.850            12/01/2030          260,521
------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$      2,065,000       NJ EDA (Applewood Estates) 2                         5.000%           10/01/2025     $  2,116,873
------------------------------------------------------------------------------------------------------------------------
       8,060,000       NJ EDA (Applewood Estates) 2                         5.000            10/01/2035        8,179,288
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Cadbury at Cherry Hill)                      5.500            07/01/2018          103,607
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ EDA (Cadbury at Cherry Hill)                      5.500            07/01/2028           25,502
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ EDA (Cascade Corp.) 1                             8.250            02/01/2026           24,998
------------------------------------------------------------------------------------------------------------------------
       3,000,000       NJ EDA (Cigarette Tax)                               5.500            06/15/2031        3,087,960
------------------------------------------------------------------------------------------------------------------------
       1,500,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2029        1,577,385
------------------------------------------------------------------------------------------------------------------------
      10,000,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2034       10,466,000
------------------------------------------------------------------------------------------------------------------------
         295,000       NJ EDA (Continental Airlines)                        5.500            04/01/2028          193,741
------------------------------------------------------------------------------------------------------------------------
       7,775,000       NJ EDA (Continental Airlines) 1                      6.250            09/15/2019        6,620,179
------------------------------------------------------------------------------------------------------------------------
         360,000       NJ EDA (Continental Airlines)                        6.250            09/15/2029          292,018
------------------------------------------------------------------------------------------------------------------------
       3,285,000       NJ EDA (Continental Airlines) 1                      6.400            09/15/2023        2,776,942
------------------------------------------------------------------------------------------------------------------------
       2,500,000       NJ EDA (Continental Airlines) 1                      6.625            09/15/2012        2,327,500
------------------------------------------------------------------------------------------------------------------------
         665,000       NJ EDA (Continental Airlines)                        7.000            11/15/2030          574,713
------------------------------------------------------------------------------------------------------------------------
       3,500,000       NJ EDA (Continental Airlines)                        9.000            06/01/2033        3,630,375
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Courthouse Convalescent Center)              8.700            02/01/2014          100,055
------------------------------------------------------------------------------------------------------------------------
       3,100,000       NJ EDA (Cranes Mill) 1                               5.100            06/01/2027        2,970,730
------------------------------------------------------------------------------------------------------------------------
          60,000       NJ EDA (Dept. of Human Services)                     5.000            07/01/2022           61,760
------------------------------------------------------------------------------------------------------------------------
         135,000       NJ EDA (Dept. of Human Services)                     6.250            07/01/2024          148,258
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Devereux Foundation)                         5.450            05/01/2027          103,647
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ EDA (Eastern Shore)                               8.000            02/01/2011           25,002
------------------------------------------------------------------------------------------------------------------------
         465,000       NJ EDA (Elizabethtown Water Company)                 5.600            12/01/2025          474,746
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NJ EDA (Empowerment Zone-Cumberland) 1               7.750            08/01/2021        4,001,320
------------------------------------------------------------------------------------------------------------------------
         625,000       NJ EDA (Fairleigh Dickinson University),
                       Series D                                             5.250            07/01/2032          631,831
------------------------------------------------------------------------------------------------------------------------
          20,000       NJ EDA (Fellowship Village)                          5.500            01/01/2018           20,227
------------------------------------------------------------------------------------------------------------------------
         320,000       NJ EDA (Hackensack Water Company)                    5.800            03/01/2024          322,614
------------------------------------------------------------------------------------------------------------------------
         125,000       NJ EDA (Hackensack Water Company)                    5.900            03/01/2024          125,696
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ EDA (Jersey Central Power & Light)                7.100            07/01/2015        2,061,200
------------------------------------------------------------------------------------------------------------------------
       5,500,000       NJ EDA (JVG Properties) 1                            5.375            03/01/2019        5,564,350
------------------------------------------------------------------------------------------------------------------------
       2,500,000       NJ EDA (Kapkowski Road Landfill)                     6.500            04/01/2031        2,841,425
------------------------------------------------------------------------------------------------------------------------
         125,000       NJ EDA (Kullman Associates) 1                        6.750            07/01/2019          117,509
------------------------------------------------------------------------------------------------------------------------
       1,020,000       NJ EDA (Liberty Street Park) 1                       5.000            03/01/2020        1,077,171
------------------------------------------------------------------------------------------------------------------------
       2,545,000       NJ EDA (Liberty Street Park)                         5.000            03/01/2021        2,683,626
------------------------------------------------------------------------------------------------------------------------
       8,690,000       NJ EDA (Liberty Street Park)                         5.000            03/01/2027        9,074,880
------------------------------------------------------------------------------------------------------------------------
       3,435,000       NJ EDA (Liberty Street Park)                         5.000            03/01/2027        3,576,488
------------------------------------------------------------------------------------------------------------------------
         710,000       NJ EDA (Lions Gate)                                  5.750            01/01/2025          720,032
------------------------------------------------------------------------------------------------------------------------
       1,230,000       NJ EDA (Lions Gate)                                  5.875            01/01/2037        1,251,943
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ EDA (Marcus L. Ward Home)                         5.750            11/01/2024        1,044,610
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ EDA (Marcus L. Ward Home)                         5.800            11/01/2031        1,032,610
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ EDA (Masonic Charity Foundation of NJ)            5.500            06/01/2031        1,059,060
------------------------------------------------------------------------------------------------------------------------
         750,000       NJ EDA (Masonic Charity Foundation of NJ)            6.000            06/01/2025          827,843
------------------------------------------------------------------------------------------------------------------------
          65,000       NJ EDA (Middlesex Water Company)                     5.200            10/01/2022           65,083
------------------------------------------------------------------------------------------------------------------------
         105,000       NJ EDA (Middlesex Water Company)                     5.250            10/01/2023          105,065
------------------------------------------------------------------------------------------------------------------------
         195,000       NJ EDA (Middlesex Water Company)                     5.350            02/01/2038          200,793
------------------------------------------------------------------------------------------------------------------------
         150,000       NJ EDA (NJ American Water Company)                   5.250            07/01/2038          153,708
------------------------------------------------------------------------------------------------------------------------
          70,000       NJ EDA (NJ American Water Company)                   5.350            06/01/2023           70,105
------------------------------------------------------------------------------------------------------------------------
         240,000       NJ EDA (NJ American Water Company)                   5.350            06/01/2023          240,360
------------------------------------------------------------------------------------------------------------------------
         250,000       NJ EDA (NJ American Water Company)                   5.375            05/01/2032          257,970
------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        115,000       NJ EDA (NJ American Water Company)                   5.500%           06/01/2023     $    115,104
------------------------------------------------------------------------------------------------------------------------
         655,000       NJ EDA (NJ American Water Company)                   5.950            11/01/2029          675,475
------------------------------------------------------------------------------------------------------------------------
         290,000       NJ EDA (NJ American Water Company)                   6.000            05/01/2036          299,022
------------------------------------------------------------------------------------------------------------------------
       6,520,000       NJ EDA (NJ American Water Company)                   6.875            11/01/2034        6,603,652
------------------------------------------------------------------------------------------------------------------------
          30,000       NJ EDA (NJ Transit)                                  5.750            12/15/2017           30,659
------------------------------------------------------------------------------------------------------------------------
         495,000       NJ EDA (Nui Corp.)                                   5.250            11/01/2033          495,386
------------------------------------------------------------------------------------------------------------------------
       1,955,000       NJ EDA (Nui Corp.) 1                                 5.250            11/01/2033        1,966,945
------------------------------------------------------------------------------------------------------------------------
         195,000       NJ EDA (Nui Corp.)                                   5.700            06/01/2032          202,603
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ EDA (Public Schools Small Project Loan
                       Program) 3                                           9.639 4          09/01/2024        2,615,520
------------------------------------------------------------------------------------------------------------------------
       4,660,000       NJ EDA (Public Service Electric & Gas)               6.400            05/01/2032        4,719,928
------------------------------------------------------------------------------------------------------------------------
      10,000,000       NJ EDA (School Facilities Construction)              5.125            03/01/2028       10,386,400
------------------------------------------------------------------------------------------------------------------------
         130,000       NJ EDA (St. Barnabas Medical Center)                 5.375            07/01/2027          136,219
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ EDA (St. Francis Life Care Corp.)                 5.750            10/01/2023        2,020,040
------------------------------------------------------------------------------------------------------------------------
         480,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2019          492,130
------------------------------------------------------------------------------------------------------------------------
         510,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2020          522,674
------------------------------------------------------------------------------------------------------------------------
         545,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2021          558,892
------------------------------------------------------------------------------------------------------------------------
         575,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2022          588,674
------------------------------------------------------------------------------------------------------------------------
         610,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2023          623,725
------------------------------------------------------------------------------------------------------------------------
         650,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2024          664,359
------------------------------------------------------------------------------------------------------------------------
         690,000       NJ EDA (The Gill/St. Bernards School)                6.000            02/01/2025          705,228
------------------------------------------------------------------------------------------------------------------------
       3,770,000       NJ EDA (Trigen-Trenton District Energy Company)      6.200            12/01/2010        3,770,038
------------------------------------------------------------------------------------------------------------------------
          15,000       NJ EDA (United Methodist Homes of NJ)                5.125            07/01/2018           14,847
------------------------------------------------------------------------------------------------------------------------
       2,370,000       NJ EDA (United Methodist Homes of NJ) 1              5.125            07/01/2025        2,342,342
------------------------------------------------------------------------------------------------------------------------
         345,000       NJ EDA (United Water New Jersey)                     5.000            11/01/2028          351,179
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ EDA Retirement Community
                       (Cedar Crest Village)                                7.250            11/15/2021        2,183,320
------------------------------------------------------------------------------------------------------------------------
       2,100,000       NJ EDA Retirement Community (Seabrook Village)       8.000            11/15/2015        2,389,149
------------------------------------------------------------------------------------------------------------------------
       3,750,000       NJ EDA ROLs 1,3                                     11.875 4          03/01/2030        4,283,625
------------------------------------------------------------------------------------------------------------------------
          90,000       NJ Educational Facilities Authority (Beth
                       Medrash Govoha America)                              6.375            07/01/2030           94,727
------------------------------------------------------------------------------------------------------------------------
       1,420,000       NJ Educational Facilities Authority
                       (Bloomfield College)                                 6.850            07/01/2030        1,444,225
------------------------------------------------------------------------------------------------------------------------
      15,000,000       NJ Educational Facilities Authority (Fairleigh
                       Dickinson University), Series D                      6.000            07/01/2025       16,077,450
------------------------------------------------------------------------------------------------------------------------
       1,265,000       NJ Educational Facilities Authority (Fairleigh
                       Dickinson University), Series G                      5.700            07/01/2028        1,299,724
------------------------------------------------------------------------------------------------------------------------
       3,540,000       NJ Educational Facilities Authority (Georgian
                       Court College) 1                                     6.500            07/01/2033        3,927,913
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ Educational Facilities Authority (Institute
                       for Advance Study)                                   5.000            07/01/2028           25,375
------------------------------------------------------------------------------------------------------------------------
          60,000       NJ Educational Facilities Authority (Monmouth
                       University)                                          5.625            07/01/2013           60,056
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ Educational Facilities Authority (Monmouth
                       University) 1                                        5.800            07/01/2022        2,076,560
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ Educational Facilities Authority (Princeton
                       University)                                          5.000            07/01/2029           25,540
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ Educational Facilities Authority (Richard
                       Stockton College)                                    5.400            07/01/2021           25,558
------------------------------------------------------------------------------------------------------------------------
         405,000       NJ Educational Facilities Authority (Richard
                       Stockton College)                                    5.400            07/01/2027          413,898
------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        250,000       NJ Educational Facilities Authority (St.
                       Peter's College)                                     5.500%           07/01/2027         $243,955
------------------------------------------------------------------------------------------------------------------------
       1,250,000       NJ Educational Facilities Authority (Stevens         5.250            07/01/2032        1,278,000
                       Institute of Technology) 1
------------------------------------------------------------------------------------------------------------------------
          20,000       NJ Educational Facilities Authority
                       (University of Medicine and Dentistry)               5.250            12/01/2015           20,230
------------------------------------------------------------------------------------------------------------------------
         275,000       NJ Educational Facilities Authority
                       (University of Medicine and Dentistry)               5.250            12/01/2021          278,127
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ Educational Facilities Authority
                       (University of Medicine and Dentistry)               5.250            12/01/2025          101,131
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ Health Care Facilities Financing Authority
                       (Allegany Health System Obligated Group)             5.200            07/01/2018           10,446
------------------------------------------------------------------------------------------------------------------------
          65,000       NJ Health Care Facilities Financing Authority
                       (Atlantic Health Systems Hospital Corp.)             5.375            07/01/2019           68,147
------------------------------------------------------------------------------------------------------------------------
         475,000       NJ Health Care Facilities Financing Authority
                       (Avalon at Hillsborough)                             6.150            07/01/2020          478,287
------------------------------------------------------------------------------------------------------------------------
         750,000       NJ Health Care Facilities Financing Authority
                       (Avalon at Hillsborough)                             6.375            07/01/2025          752,385
------------------------------------------------------------------------------------------------------------------------
         500,000       NJ Health Care Facilities Financing Authority
                       (Avalon at Hillsborough)                             6.625            07/01/2035          502,980
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ Health Care Facilities Financing Authority
                       (Burdette Tomlin Memorial Hospital)                  6.500            07/01/2012           10,275
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ Health Care Facilities Financing Authority
                       (Childrens Specialized Hospital) 2                   5.500            07/01/2036        1,030,080
------------------------------------------------------------------------------------------------------------------------
          50,000       NJ Health Care Facilities Financing Authority
                       (Chilton Memorial Hospital)                          5.000            07/01/2013           50,029
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ Health Care Facilities Financing Authority
                       (Columbus Hospital) 1                                7.500            07/01/2021        1,001,260
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ Health Care Facilities Financing Authority
                       (Englewood Hospital & Medical Center) RITES 3       10.711 4          08/01/2025        2,539,200
------------------------------------------------------------------------------------------------------------------------
          15,000       NJ Health Care Facilities Financing Authority
                       (Greystone Park Psychiatric Hospital)                5.000            09/15/2026           15,543
------------------------------------------------------------------------------------------------------------------------
          15,000       NJ Health Care Facilities Financing Authority
                       (Holy Name Hospital)                                 6.000            07/01/2025           15,557
------------------------------------------------------------------------------------------------------------------------
          25,000       NJ Health Care Facilities Financing Authority
                       (ONP/MHC Obligated Group)                            5.375            07/01/2024           26,491
------------------------------------------------------------------------------------------------------------------------
          55,000       NJ Health Care Facilities Financing Authority
                       (Palisades Medical Center)                           5.250            07/01/2028           55,516
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ Health Care Facilities Financing Authority
                       (Raritan Bay Medical Center)                         7.250            07/01/2014        2,068,400
------------------------------------------------------------------------------------------------------------------------
         130,000       NJ Health Care Facilities Financing Authority
                       (Raritan Bay Medical Center)                         7.250            07/01/2027          133,614
------------------------------------------------------------------------------------------------------------------------
       8,000,000       NJ Health Care Facilities Financing Authority
                       (RWJ University Hospital)                            5.000            07/01/2035        8,134,480
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ Health Care Facilities Financing Authority
                       (RWJ University Hospital) 1                          5.750            07/01/2025        1,065,220
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ Health Care Facilities Financing Authority
                       (Saint Barnabas Corp.)                               5.000            07/01/2024           10,228
------------------------------------------------------------------------------------------------------------------------
          20,000       NJ Health Care Facilities Financing Authority
                       (Society of the Valley Hospital)                     5.500            07/01/2020           21,392
------------------------------------------------------------------------------------------------------------------------
          20,000       NJ Health Care Facilities Financing Authority
                       (South Jersey Hospital System)                       6.000            07/01/2032           21,149
------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        255,000       NJ Health Care Facilities Financing Authority
                       (St. Joseph's Hospital & Medical Center) 1           5.750%           07/01/2016     $    263,484
------------------------------------------------------------------------------------------------------------------------
         750,000       NJ Health Care Facilities Financing Authority        6.000            07/01/2026          777,495
                       (St. Joseph's Hospital & Medical Center) 1
------------------------------------------------------------------------------------------------------------------------
          95,000       NJ Health Care Facilities Financing Authority
                       (St. Peter's Hospital)                               5.000            07/01/2021           95,136
------------------------------------------------------------------------------------------------------------------------
       3,870,000       NJ Health Care Facilities Financing Authority
                       DRIVERS 1,3                                         11.000 4          09/15/2028        4,380,105
------------------------------------------------------------------------------------------------------------------------
          45,000       NJ HFA                                               5.375            11/01/2008           45,058
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ HFA                                               5.700            11/01/2005           10,000
------------------------------------------------------------------------------------------------------------------------
          50,000       NJ Higher Education Assistance Authority
                       (Student Loan Program)                               5.800            06/01/2016           51,100
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ Higher Education Assistance Authority
                       (Student Loan Program)                               6.125            07/01/2015           10,049
------------------------------------------------------------------------------------------------------------------------
          35,000       NJ Higher Education Assistance Authority
                       (Student Loans)                                      5.900            07/01/2009           35,158
------------------------------------------------------------------------------------------------------------------------
          20,000       NJ Higher Education Assistance Authority
                       (Student Loans)                                      6.125            07/01/2009           20,048
------------------------------------------------------------------------------------------------------------------------
          80,000       NJ Hsg. & Mortgage Finance Agency (Multifamily)      5.400            11/01/2028           82,592
------------------------------------------------------------------------------------------------------------------------
         200,000       NJ Hsg. & Mortgage Finance Agency, Series A          5.550            05/01/2027          208,988
------------------------------------------------------------------------------------------------------------------------
          45,000       NJ Hsg. & Mortgage Finance Agency, Series A          5.650            05/01/2040           47,046
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NJ Hsg. & Mortgage Finance Agency, Series A          6.250            05/01/2028        1,025,830
------------------------------------------------------------------------------------------------------------------------
          30,000       NJ Hsg. & Mortgage Finance Agency, Series B          5.850            11/01/2012           31,821
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ Hsg. & Mortgage Finance Agency, Series E1         5.750            05/01/2025          104,199
------------------------------------------------------------------------------------------------------------------------
       5,230,000       NJ Hsg. & Mortgage Finance Agency, Series M          4.875            10/01/2026        5,276,965
------------------------------------------------------------------------------------------------------------------------
         985,000       NJ Hsg. & Mortgage Finance Agency, Series M 1        5.000            10/01/2036          991,580
------------------------------------------------------------------------------------------------------------------------
          35,000       NJ Hsg. & Mortgage Finance Agency, Series N          5.900            10/01/2012           35,320
------------------------------------------------------------------------------------------------------------------------
       1,085,000       NJ Hsg. & Mortgage Finance Agency, Series S          5.950            10/01/2017        1,115,402
------------------------------------------------------------------------------------------------------------------------
          75,000       NJ Hsg. & Mortgage Finance Agency, Series T          5.600            04/01/2017           77,815
------------------------------------------------------------------------------------------------------------------------
       1,135,000       NJ Hsg. & Mortgage Finance Agency, Series U          5.750            04/01/2018        1,173,284
------------------------------------------------------------------------------------------------------------------------
          10,000       NJ Hsg. & Mortgage Finance Agency, Series V          5.250            04/01/2026           10,243
------------------------------------------------------------------------------------------------------------------------
          15,000       NJ Sports & Exposition Authority, Series A           5.125            01/01/2016           15,021
------------------------------------------------------------------------------------------------------------------------
         175,000       NJ Sports & Exposition Authority, Series A           5.200            01/01/2020          175,236
------------------------------------------------------------------------------------------------------------------------
         510,000       NJ Sports & Exposition Authority, Series A           5.200            01/01/2024          510,689
------------------------------------------------------------------------------------------------------------------------
         360,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.375            06/01/2018          365,764
------------------------------------------------------------------------------------------------------------------------
      12,815,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.750            06/01/2032       13,322,474
------------------------------------------------------------------------------------------------------------------------
       7,985,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.000            06/01/2037        8,343,686
------------------------------------------------------------------------------------------------------------------------
      14,700,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.125            06/01/2042       15,428,238
------------------------------------------------------------------------------------------------------------------------
       3,860,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2043        4,267,577
------------------------------------------------------------------------------------------------------------------------
       1,005,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.375            06/01/2032        1,115,691
------------------------------------------------------------------------------------------------------------------------
      10,180,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.750            06/01/2039       11,612,835
------------------------------------------------------------------------------------------------------------------------
         495,000       NJ Tobacco Settlement Financing Corp. (TASC)         7.000            06/01/2041          579,462
------------------------------------------------------------------------------------------------------------------------
         800,000       NJ Tobacco Settlement Financing Corp. Fixed
                       Receipts                                             6.125            06/01/2042          839,632
------------------------------------------------------------------------------------------------------------------------
       9,600,000       NJ Tobacco Settlement Financing Corp. RITES 3        8.176 4          06/01/2042       10,551,168
------------------------------------------------------------------------------------------------------------------------
       2,500,000       NJ Transit Corp. ROLs, Series 15 1,3                 9.430 4          09/15/2014        2,982,600
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NJ University of Medicine & Dentistry                5.000            06/15/2036        4,106,320
------------------------------------------------------------------------------------------------------------------------
       4,935,000       North Hudson Sewage Authority 1                      5.125            08/01/2022        5,040,017
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2011        2,617,650
------------------------------------------------------------------------------------------------------------------------
       1,755,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2019        1,835,519
------------------------------------------------------------------------------------------------------------------------
       3,930,000       Port Authority  NY/NJ RITES 3                        9.770 4          09/01/2024        4,403,093
------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$        370,000       Port Authority  NY/NJ, 106th Series                  6.000%           07/01/2016     $    379,824
------------------------------------------------------------------------------------------------------------------------
          25,000       Port Authority  NY/NJ, 119th Series                  5.500            09/15/2017           25,640
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Port Authority  NY/NJ, 135th Series                  5.000            03/15/2039        1,029,650
------------------------------------------------------------------------------------------------------------------------
       2,635,000       Port Authority  NY/NJ, 140th Series 1                5.000            12/01/2034        2,734,735
------------------------------------------------------------------------------------------------------------------------
       2,305,000       Port Authority  NY/NJ, 238th Series ROLs 1,3        12.307 4          12/15/2032        2,682,559
------------------------------------------------------------------------------------------------------------------------
          75,000       Readington-Lebanon Sewage Authority                  5.250            01/01/2013           75,279
------------------------------------------------------------------------------------------------------------------------
          20,000       Riverside Township GO                                5.450            12/01/2010           20,024
------------------------------------------------------------------------------------------------------------------------
         115,000       Salem County Industrial Pollution Control
                       Financing Authority (Atlantic City Electric
                       Company)                                             5.600            11/01/2025          115,118
------------------------------------------------------------------------------------------------------------------------
         815,000       Salem County Industrial Pollution Control
                       Financing Authority (E.I. Dupont De Nemours)         6.125            07/15/2022          816,345
------------------------------------------------------------------------------------------------------------------------
         505,000       Salem County Industrial Pollution Control
                       Financing Authority (E.I. Dupont De Nemours) 1       6.500            11/15/2021          506,076
------------------------------------------------------------------------------------------------------------------------
         470,000       Salem County Industrial Pollution Control
                       Financing Authority (Public Service Electric &
                       Gas)                                                 5.200            03/01/2025          470,249
------------------------------------------------------------------------------------------------------------------------
       1,305,000       Salem County Industrial Pollution Control
                       Financing Authority (Public Service Electric &
                       Gas)                                                 5.450            02/01/2032        1,307,884
------------------------------------------------------------------------------------------------------------------------
       1,120,000       Salem County Industrial Pollution Control
                       Financing Authority (Public Service Electric &
                       Gas)                                                 5.750            04/01/2031        1,183,638
------------------------------------------------------------------------------------------------------------------------
         120,000       South Jersey Transit Authority (The Raytheon
                       Company) 1                                           6.150            01/01/2022          123,092
------------------------------------------------------------------------------------------------------------------------
          65,000       Union County Improvement Authority (Linden
                       Airport)                                             5.000            03/01/2028           65,985
------------------------------------------------------------------------------------------------------------------------
          60,000       Union County Utilities Authority (Ogden Martin
                       Systems of Union)                                    5.000            06/01/2023           60,942
------------------------------------------------------------------------------------------------------------------------
          10,000       Union County Utilities Authority (Ogden Martin
                       Systems of Union)                                    5.375            06/01/2017           10,423
------------------------------------------------------------------------------------------------------------------------
          70,000       Union County Utilities Authority (Ogden Martin
                       Systems of Union)                                    5.375            06/01/2018           72,961
------------------------------------------------------------------------------------------------------------------------
         100,000       Union County Utilities Authority (Ogden Martin
                       Systems of Union)                                    5.375            06/01/2019          104,230
------------------------------------------------------------------------------------------------------------------------
          60,000       Union County Utilities Authority (Ogden Martin
                       Systems of Union)                                    5.375            06/01/2020           62,538
------------------------------------------------------------------------------------------------------------------------
       3,980,000       Union County, NJ Improvement Authority
                       (Juvenile Detention Center)                          5.500            05/01/2034        4,343,454
------------------------------------------------------------------------------------------------------------------------
          10,000       Washington Township Municipal Utilities
                       Authority                                            5.625            12/15/2014           10,134
------------------------------------------------------------------------------------------------------------------------
          45,000       Washington Township Municipal Utilities
                       Authority                                            5.625            12/15/2019           45,601
                                                                                                          --------------
                                                                                                             332,765,627
U.S. POSSESSIONS--17.9%
       1,250,000       Northern Mariana Island Ports Authority,
                       Series A                                             5.500            03/15/2031        1,232,250
------------------------------------------------------------------------------------------------------------------------
       1,420,000       Northern Mariana Islands, Series A                   6.250            03/15/2028        1,469,217
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Northern Mariana Islands, Series A                   6.750            10/01/2033        5,428,200
------------------------------------------------------------------------------------------------------------------------
         350,000       Puerto Rico Commonwealth GO                          5.000            07/01/2025          357,133
------------------------------------------------------------------------------------------------------------------------
          15,000       Puerto Rico Commonwealth GO                          5.000            07/01/2027           15,199
------------------------------------------------------------------------------------------------------------------------
         170,000       Puerto Rico Commonwealth GO                          5.125            07/01/2031          173,461
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2029        2,073,740
------------------------------------------------------------------------------------------------------------------------
          30,000       Puerto Rico Highway & Transportation
                       Authority, Series D                                  5.375            07/01/2036           32,953
------------------------------------------------------------------------------------------------------------------------
       3,095,000       Puerto Rico Highway & Transportation
                       Authority, Series G                                  5.000            07/01/2033        3,110,444
------------------------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      1,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000%           07/01/2035     $  1,005,260
-------------------------------------------------------------------------------------------------------------------------
       4,500,000       Puerto Rico Highway & Transportation                 5.000            07/01/2045        4,503,105
                       Authority, Series K 1
-------------------------------------------------------------------------------------------------------------------------
       9,750,000       Puerto Rico Infrastructure                           5.000            07/01/2041        9,793,875
-------------------------------------------------------------------------------------------------------------------------
         100,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019          102,167
-------------------------------------------------------------------------------------------------------------------------
         500,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029          504,390
-------------------------------------------------------------------------------------------------------------------------
       1,710,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625            06/01/2026        1,839,379
-------------------------------------------------------------------------------------------------------------------------
         250,000       Puerto Rico ITEMECF (SEAM/Hospital Espanol
                       Auxillio Obligated Group) 1                          6.250            07/01/2024          252,790
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Municipal Finance Agency RITES 3         8.128 4          08/01/2015        1,200,480
-------------------------------------------------------------------------------------------------------------------------
       6,815,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                  6.250            06/01/2026        4,728,520
-------------------------------------------------------------------------------------------------------------------------
       1,945,000       Puerto Rico Port Authority (American
                       Airlines), Series A 1                                6.300            06/01/2023        1,390,053
-------------------------------------------------------------------------------------------------------------------------
          35,000       Puerto Rico Port Authority, Series D                 6.000            07/01/2021           35,159
-------------------------------------------------------------------------------------------------------------------------
       6,000,000       Puerto Rico Public Buildings Authority               5.250            07/01/2029        6,223,680
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Public Buildings Authority, Series D     5.125            07/01/2024        1,027,470
-------------------------------------------------------------------------------------------------------------------------
         935,000       Puerto Rico Public Buildings Authority, Series D     5.250            07/01/2036          963,003
-------------------------------------------------------------------------------------------------------------------------
       7,750,000       Puerto Rico Public Finance Corp.                     5.750            08/01/2027        8,389,608
-------------------------------------------------------------------------------------------------------------------------
         675,000       University of Puerto Rico, Series O                  5.375            06/01/2030          682,297
-------------------------------------------------------------------------------------------------------------------------
         150,000       University of V.I. , Series A                        5.250            12/01/2023          153,861
-------------------------------------------------------------------------------------------------------------------------
         210,000       University of V.I. , Series A                        5.375            06/01/2034          217,419
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       University of V.I. , Series A                        6.000            12/01/2024        1,069,500
-------------------------------------------------------------------------------------------------------------------------
          40,000       University of V.I. , Series A                        6.250            12/01/2029           43,133
-------------------------------------------------------------------------------------------------------------------------
          60,000       V.I.  Hsg. Finance Authority, Series A               6.500            03/01/2025           60,829
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021        5,643,950
-------------------------------------------------------------------------------------------------------------------------
         525,000       V.I.  Public Finance Authority, Series A             6.125            10/01/2029          577,537
-------------------------------------------------------------------------------------------------------------------------
       1,515,000       V.I.  Public Finance Authority, Series A             6.375            10/01/2019        1,695,558
-------------------------------------------------------------------------------------------------------------------------
         300,000       V.I.  Public Finance Authority, Series E             5.875            10/01/2018          313,485
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       V.I.  Public Finance Authority, Series E             6.000            10/01/2022        2,597,200
-------------------------------------------------------------------------------------------------------------------------
         290,000       V.I.  Water & Power Authority                        5.300            07/01/2018          295,069
-------------------------------------------------------------------------------------------------------------------------
         175,000       V.I.  Water & Power Authority                        5.300            07/01/2021          176,173
                                                                                                          ---------------
                                                                                                              69,377,547

-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $390,186,357)--103.6%                                                      402,143,174
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.6)                                                                 (13,984,878)
                                                                                                       ------------------
NET ASSETS--100.0%                                                                                          $388,158,296
                                                                                                       ==================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

2. When-issued security or forward commitment to be delivered and settled after October 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $35,658,776, which represents 9.19% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.


7           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Ratings                                                                  Percent
--------------------------------------------------------------------------------
AAA                                                                        24.0%
AA                                                                         12.4
A                                                                           7.5
BBB                                                                        43.8
BB                                                                          2.0
B                                                                           4.3
CCC                                                                         1.6
Not Rated                                                                   4.4
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation
HFA            Housing Finance Agency/Authority
ITEMECF        Industrial, Tourist, Educational, Medical and Environmental
               Community Facilities
MHC            Meridian Hospitals Corporation
NY/NJ          New York/New Jersey
ONP            Ocean Nursing Pavillion, Inc.
PA/NJ          Pennsylvania/New Jersey
RITES          Residual Interest Tax Exempt Security
ROLs           Residual Option Longs
RWJ            Robert Wood Johnson
TASC           Tobacco Settlement Asset-Backed Bonds
V.I.           United States Virgin Islands
SEAM           Sociedad Espanola de Auxilio Mutuo
PCFA           Pollution Control Finance Authority


8           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE    PERCENTAGE
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $ 66,426,527          16.5%
Municipal Leases                                       35,912,914           8.9
Higher Education                                       30,883,325           7.7
Adult Living Facilities                                30,006,621           7.5
Hospital/Health Care                                   24,705,950           6.1
Airlines                                               22,630,962           5.6
Sales Tax Revenue                                      22,574,245           5.6
Education                                              21,466,385           5.3
Marine/Aviation Facilities                             20,752,383           5.2
Electric Utilities                                     14,668,768           3.6
Pollution Control                                      14,257,112           3.5
General Obligation                                     13,672,203           3.4
Hotels, Restaurants & Leisure                          13,074,418           3.3
Special Tax                                            12,635,300           3.1
Water Utilities                                        10,116,307           2.5
Single Family Housing                                   8,741,438           2.2
Highways/Railways                                       8,682,421           2.2
Manufacturing, Non-Durable Goods                        6,330,947           1.6
Gas Utilities                                           5,334,384           1.3
Resource Recovery                                       5,329,028           1.3
Sewer Utilities                                         5,120,305           1.3
Manufacturing, Durable Goods                            4,266,919           1.1
Multifamily Housing                                     3,127,261           0.8
Student Loans                                             726,105           0.2
Sports Facility Revenue                                   700,946           0.2
                                                     ---------------------------
Total                                                $402,143,174         100.0%
                                                     ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $390,186,357
                                              =============

Gross unrealized appreciation                 $ 16,234,921
Gross unrealized depreciation                   (4,278,104)
                                              -------------
Net unrealized appreciation                   $ 11,956,817
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of


9           |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $13,412,060 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $35,638,350 as of October 31, 2005.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


10          |          OPPENHEIMER NEW JERSEY MUNICIPAL FUND



Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.0%
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--69.5%
$         20,000       Allegheny County Airport (Pittsburgh
                       International Airport)                               5.250%           01/01/2016     $     20,674
------------------------------------------------------------------------------------------------------------------------
         130,000       Allegheny County HDA (Catholic Health East)          5.375            11/15/2022          134,378
------------------------------------------------------------------------------------------------------------------------
          10,000       Allegheny County HDA (Catholic Health East)          5.500            11/15/2032           10,255
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Allegheny County HDA (Jefferson Health
                       Services)                                            5.875            05/01/2026        5,164,600
------------------------------------------------------------------------------------------------------------------------
       3,150,000       Allegheny County HDA (Ohio Valley General
                       Hospital)                                            5.125            04/01/2035        3,109,302
------------------------------------------------------------------------------------------------------------------------
          45,000       Allegheny County HDA (Pittsburgh Mercy Health
                       System)                                              5.625            08/15/2026           46,493
------------------------------------------------------------------------------------------------------------------------
         365,000       Allegheny County HDA (Presbyterian University
                       Health System)                                       5.375            12/01/2025          372,723
------------------------------------------------------------------------------------------------------------------------
          30,000       Allegheny County HDA (Presbyterian University
                       Hospital)                                            5.625            04/01/2027           31,370
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Allegheny County HDA (The Covenant at South
                       Hills)                                               8.625            02/01/2021          706,830
------------------------------------------------------------------------------------------------------------------------
         180,000       Allegheny County HDA (The Covenant at South
                       Hills)                                               8.750            02/01/2031           84,695
------------------------------------------------------------------------------------------------------------------------
         100,000       Allegheny County HDA (University of Pittsburgh
                       Medical Center)                                      5.350            12/01/2017          102,138
------------------------------------------------------------------------------------------------------------------------
          20,000       Allegheny County HDA (UPMC Health System)            5.125            07/01/2022           20,759
------------------------------------------------------------------------------------------------------------------------
         470,000       Allegheny County HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2015          562,548
------------------------------------------------------------------------------------------------------------------------
       1,625,000       Allegheny County HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2022        1,942,330
------------------------------------------------------------------------------------------------------------------------
      12,640,000       Allegheny County HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2030       15,052,976
------------------------------------------------------------------------------------------------------------------------
         350,000       Allegheny County HDA RITES 1                        15.747 2          11/15/2030          532,917
------------------------------------------------------------------------------------------------------------------------
       1,900,000       Allegheny County HDA RITES 1                        15.747 2          11/15/2030        2,892,978
------------------------------------------------------------------------------------------------------------------------
         300,000       Allegheny County HEBA (Carnegie Mellon
                       University)                                          5.450            03/01/2027          301,779
------------------------------------------------------------------------------------------------------------------------
       2,020,000       Allegheny County HEBA (Chatham College)              5.750            11/15/2028        2,118,677
------------------------------------------------------------------------------------------------------------------------
       7,965,000       Allegheny County HEBA (Chatham College)              5.750            11/15/2035        8,320,398
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Allegheny County HEBA (Chatham College)              5.850            03/01/2022        1,040,900
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Allegheny County HEBA (Chatham College)              5.950            03/01/2032        1,033,140
------------------------------------------------------------------------------------------------------------------------
          40,000       Allegheny County HEBA (Duquense University)          5.000            03/01/2021           40,981
------------------------------------------------------------------------------------------------------------------------
          20,000       Allegheny County HEBA (Robert Morris College)        6.200            02/15/2010           20,504
------------------------------------------------------------------------------------------------------------------------
       2,310,000       Allegheny County HEBA (Robert Morris College)        6.250            02/15/2026        2,371,100
------------------------------------------------------------------------------------------------------------------------
          60,000       Allegheny County HEBA (Thiel College)                5.375            11/15/2029           60,988
------------------------------------------------------------------------------------------------------------------------
       1,775,000       Allegheny County IDA (Airport Special
                       Facilities/U S Airways) 1,3,4                        8.875            03/01/2021           44,375
------------------------------------------------------------------------------------------------------------------------
          10,000       Allegheny County IDA (Coltec Industries)             7.250            06/01/2008            9,881
------------------------------------------------------------------------------------------------------------------------
       1,145,000       Allegheny County IDA (Residential Resources) 4       5.700            09/01/2012        1,170,224
------------------------------------------------------------------------------------------------------------------------
       4,845,000       Allegheny County IDA (Residential Resources)         6.600            09/01/2031        5,082,066
------------------------------------------------------------------------------------------------------------------------
          40,000       Allegheny County IDA (The Bradley Center)            6.400            05/01/2010           40,052
------------------------------------------------------------------------------------------------------------------------
          35,000       Allegheny County IDA (USX Corp.)                     5.500            12/01/2029           36,159
------------------------------------------------------------------------------------------------------------------------
         235,000       Allegheny County IDA (USX Corp.)                     5.600            09/01/2030          244,393
------------------------------------------------------------------------------------------------------------------------
         205,000       Allegheny County IDA (USX Corp.)                     6.100            01/15/2018          214,508
------------------------------------------------------------------------------------------------------------------------
          10,000       Allegheny County IDA (USX Corp.)                     6.100            07/15/2020           10,464
------------------------------------------------------------------------------------------------------------------------
       3,520,000       Allegheny County IDA (USX Corp.) 4                   6.700            12/01/2020        3,552,138
------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      1,000,000       Allegheny County Redevel. Authority
                       (Pittsburgh Mills) 4                                 5.100%           07/01/2014     $  1,023,490
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Allegheny County Redevel. Authority
                       (Pittsburgh Mills)                                   5.600            07/01/2023        4,131,080
------------------------------------------------------------------------------------------------------------------------
          85,000       Allegheny County Redevel. Authority
                       (Robinson Mall)                                      6.875            11/01/2017           89,056
------------------------------------------------------------------------------------------------------------------------
           5,000       Allegheny County Residential Finance Authority       5.625            11/01/2023            5,003
------------------------------------------------------------------------------------------------------------------------
          30,000       Allegheny County Residential Finance Authority       5.950            11/01/2024           31,478
------------------------------------------------------------------------------------------------------------------------
       8,000,000       Allegheny County Residential Finance Authority       7.000            11/01/2017        8,510,880
------------------------------------------------------------------------------------------------------------------------
          65,000       Allegheny County Residential Finance Authority       7.100            05/01/2024           65,086
------------------------------------------------------------------------------------------------------------------------
         250,000       Allegheny County Residential Finance Authority
                       (Single Family)                                      4.750            11/01/2025          244,785
------------------------------------------------------------------------------------------------------------------------
       1,060,000       Allegheny County Residential Finance Authority
                       (Single Family) 4                                    4.850            11/01/2028        1,030,649
------------------------------------------------------------------------------------------------------------------------
         465,000       Allegheny County Residential Finance Authority
                       (Single Family)                                      5.150            11/01/2016          479,927
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Allegheny County Sanitation Authority 4              5.000            12/01/2030        1,036,440
------------------------------------------------------------------------------------------------------------------------
       2,875,000       Allentown Area Hospital Authority (Sacred
                       Heart Healthcare System)                             6.750            11/15/2014        2,921,978
------------------------------------------------------------------------------------------------------------------------
       3,290,000       Allentown Area Hospital Authority (Sacred
                       Heart Healthcare System)                             6.750            11/15/2015        3,343,759
------------------------------------------------------------------------------------------------------------------------
         500,000       Beaver County IDA (J. Ray McDermott & Company)       6.800            02/01/2009          500,605
------------------------------------------------------------------------------------------------------------------------
         100,000       Beaver County IDA (Ohio Edison Company)              5.450            09/15/2033          100,129
------------------------------------------------------------------------------------------------------------------------
         150,000       Beaver County IDA (Pennsylvania Power & Light
                       Company)                                             5.375            06/01/2028          154,830
------------------------------------------------------------------------------------------------------------------------
          65,000       Beaver County IDA (Pennsylvania Power & Light
                       Company)                                             5.450            09/15/2028           65,084
------------------------------------------------------------------------------------------------------------------------
          50,000       Beaver County IDA (Pennsylvania Power & Light
                       Company)                                             6.000            09/01/2028           51,097
------------------------------------------------------------------------------------------------------------------------
          85,000       Beaver County IDA (St. Joe Minerals Corp.)           6.000            05/01/2007           86,284
------------------------------------------------------------------------------------------------------------------------
       2,180,000       Beaver County IDA (Toledo Edison Company)            7.750            05/01/2020        2,233,083
------------------------------------------------------------------------------------------------------------------------
          35,000       Beaver County IDA (Toledo Edison Company)            7.750            05/01/2020           35,852
------------------------------------------------------------------------------------------------------------------------
          50,000       Bedford County IDA (Brown Group)                     7.125            02/01/2009           49,997
------------------------------------------------------------------------------------------------------------------------
         375,000       Blair County IDA (The Village at Penn State
                       Retirement Community)                                6.050            01/01/2034          375,506
------------------------------------------------------------------------------------------------------------------------
       3,785,000       Blair County IDA (The Village at Penn State
                       Retirement Community)                                6.900            01/01/2022        4,002,335
------------------------------------------------------------------------------------------------------------------------
       6,895,000       Blair County IDA (The Village at Penn State
                       Retirement Community)                                7.000            01/01/2034        7,264,020
------------------------------------------------------------------------------------------------------------------------
          50,000       Blair County IDA (The Village at Penn State
                       Retirement Community) 3                             10.000            01/01/2012           25,426
------------------------------------------------------------------------------------------------------------------------
         230,000       Bradford County IDA (International Paper
                       Company)                                             5.900            12/01/2019          233,717
------------------------------------------------------------------------------------------------------------------------
         500,000       Brighton Township Municipal Authority                5.100            07/15/2022          501,820
------------------------------------------------------------------------------------------------------------------------
         800,000       Bucks County IDA (Chandler Hall Health Care
                       Facility)                                            6.300            05/01/2029          817,136
------------------------------------------------------------------------------------------------------------------------
         240,000       Bucks County IDA (PA Suburban Water Company)         5.550            09/01/2032          251,568
------------------------------------------------------------------------------------------------------------------------
          15,000       Bucks County IDA (Pennswood Village)                 5.800            10/01/2020           15,739
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Bucks County IDA (Pennswood Village) 4               6.000            10/01/2027        1,054,310
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Bucks County IDA RITES 1                            11.832 2          09/01/2032        2,385,640
------------------------------------------------------------------------------------------------------------------------
          50,000       Bucks County Technical School Authority              5.375            08/15/2015           50,287
------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$         20,000       Butler County Hospital Authority (Butler
                       Memorial Hospital)                                   5.250%           07/01/2016     $     20,028
------------------------------------------------------------------------------------------------------------------------
         480,000       Butler County IDA (Greenview Gardens
                       Apartments)                                          6.000            07/01/2023          499,776
------------------------------------------------------------------------------------------------------------------------
         880,000       Butler County IDA (Greenview Gardens
                       Apartments)                                          6.250            07/01/2033          915,174
------------------------------------------------------------------------------------------------------------------------
          65,000       Cambria County GO                                    5.000            08/15/2023           67,550
------------------------------------------------------------------------------------------------------------------------
          10,000       Cambria County IDA (PA Electric Company)             6.050            11/01/2025           10,219
------------------------------------------------------------------------------------------------------------------------
         200,000       Cambridge Area Joint Authority                       5.250            12/01/2021          205,516
------------------------------------------------------------------------------------------------------------------------
          25,000       Central Greene School District                       5.250            02/15/2024           25,123
------------------------------------------------------------------------------------------------------------------------
       7,870,000       Chester County H&EFA (Chester County Hospital)       5.875            07/01/2016        8,072,495
------------------------------------------------------------------------------------------------------------------------
          95,000       Chester County H&EFA (Devereaux Foundation)          6.000            11/01/2019          100,270
------------------------------------------------------------------------------------------------------------------------
          25,000       Chester County H&EFA (Immaculata College)            5.300            10/15/2011           25,004
------------------------------------------------------------------------------------------------------------------------
          30,000       Chester County H&EFA (Immaculata College)            5.400            10/15/2012           30,003
------------------------------------------------------------------------------------------------------------------------
          25,000       Chester County H&EFA (Jefferson Health System)       5.375            05/15/2027           25,522
------------------------------------------------------------------------------------------------------------------------
       7,500,000       Chester County H&EFA (Jenners Pond)                  7.625            07/01/2034        8,518,725
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Chester County IDA (Collegium Charter School) 4      5.500            04/15/2031        2,094,780
------------------------------------------------------------------------------------------------------------------------
       3,730,000       Columbia County Hospital Authority (Bloomsburg
                       Hospital Obligated Group)                            5.800            06/01/2019        3,483,149
------------------------------------------------------------------------------------------------------------------------
          35,000       Conrad Weiser Area School District                   5.200            12/15/2010           35,452
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Conrad Weiser Area School District, Series AA 4      5.250            12/15/2011        1,013,200
------------------------------------------------------------------------------------------------------------------------
         750,000       Crawford County Hospital Authority (Wesbury
                       United Methodist Community)                          6.125            08/15/2019          776,310
------------------------------------------------------------------------------------------------------------------------
         155,000       Cumberland County Municipal Authority
                       (Presbyterian Homes)                                 6.000            12/01/2017          156,863
------------------------------------------------------------------------------------------------------------------------
         455,000       Cumberland County Municipal Authority
                       (Presbyterian Homes)                                 6.000            12/01/2026          460,842
------------------------------------------------------------------------------------------------------------------------
         215,000       Cumberland County Municipal Authority
                       (Presbyterian Homes)                                 6.000            12/01/2026          219,117
------------------------------------------------------------------------------------------------------------------------
       6,000,000       Cumberland County Municipal Authority
                       (Wesley Affiliated Services)                         7.250            01/01/2035        6,542,700
------------------------------------------------------------------------------------------------------------------------
         175,000       Delaware County Authority
                       (Crozer-Chester Medical Center)                      5.300            12/15/2020          175,331
------------------------------------------------------------------------------------------------------------------------
         120,000       Delaware County Authority
                       (MHSSPA/MAS/MHH/MHP/MCMC SPA Obligated Group)        5.375            11/15/2023          124,392
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Delaware County Authority (Neumann College) 4        6.000            10/01/2031        2,610,450
------------------------------------------------------------------------------------------------------------------------
          20,000       Delaware County Authority (Riddle Village)           7.000            06/01/2021           20,439
------------------------------------------------------------------------------------------------------------------------
         750,000       Delaware County Authority (White Horse Village)      7.625            07/01/2030          807,105
------------------------------------------------------------------------------------------------------------------------
          15,000       Delaware County Hospital Authority
                       (CCMC/CKHS/DCMH Obligated Group)                     5.375            12/01/2018           15,459
------------------------------------------------------------------------------------------------------------------------
          10,000       Delaware County IDA (American Ref-Fuel Company)      6.100            07/01/2013           10,490
------------------------------------------------------------------------------------------------------------------------
          20,000       Delaware County IDA (American Ref-Fuel Company)      6.200            07/01/2019           20,709
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Delaware County IDA (Aqua Pennsylvania)              5.000            11/01/2036        5,066,800
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Delaware County IDA Water Facilities (Aqua
                       Pennsylvania)                                        5.000            11/01/2037       10,123,300
------------------------------------------------------------------------------------------------------------------------
       9,900,000       Delaware County IDA Water Facilities (Aqua
                       Pennsylvania)                                        5.000            11/01/2038       10,020,483
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Delaware County IDA Water Facilities (Aqua
                       Pennsylvania) RITES 1                                9.770 2          11/01/2038        2,359,575
------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        175,000       Delaware River Port Authority PA/NJ                  5.400%           01/01/2015     $    179,069
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Delaware River Port Authority PA/NJ 4                5.400            01/01/2016        2,046,500
------------------------------------------------------------------------------------------------------------------------
       6,095,000       Delaware River Port Authority PA/NJ                  5.500            01/01/2026        6,239,147
------------------------------------------------------------------------------------------------------------------------
         245,000       Eastern York County Sewer Authority                  6.000            09/15/2016          247,810
------------------------------------------------------------------------------------------------------------------------
         270,000       Eastern York County Sewer Authority                  6.000            09/15/2019          272,684
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Erie County Convention Center Authority 4            5.000            01/15/2036        1,031,500
------------------------------------------------------------------------------------------------------------------------
         170,000       Erie County Hospital Authority (St. Mary's
                       Home of Erie)                                        6.000            08/15/2029          181,801
------------------------------------------------------------------------------------------------------------------------
          50,000       Erie-Western PA Port Authority                       6.875            06/15/2016           51,793
------------------------------------------------------------------------------------------------------------------------
           5,000       Exeter Township Sewer Authority                      6.500            04/01/2008            5,052
------------------------------------------------------------------------------------------------------------------------
          80,000       Falls Township Hospital Authority (Delaware
                       Valley Medical Center)                               7.000            08/01/2022           81,094
------------------------------------------------------------------------------------------------------------------------
          45,000       Ferndale Area School District GO                     6.750            07/15/2009           45,135
------------------------------------------------------------------------------------------------------------------------
          20,000       Hampton Township School District, Series A           5.900            11/15/2015           20,024
------------------------------------------------------------------------------------------------------------------------
          50,000       Horizon Hospital System Authority (Horizon
                       Hospital Systems)                                    6.350            05/15/2026           51,452
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Horsham Industrial & Commercial Devel.
                       Authority (GF/Pennsylvania Property)                 8.375            09/01/2024          989,090
------------------------------------------------------------------------------------------------------------------------
          30,000       Indiana County IDA Pollution Control
                       (PSEG Power LLC)                                     5.850            06/01/2027           31,380
------------------------------------------------------------------------------------------------------------------------
         250,000       Jeannette Health Services Authority (Jeannette
                       District Memorial Hospital)                          6.000            11/01/2018          246,458
------------------------------------------------------------------------------------------------------------------------
         305,000       Kennett Consolidated School District                 5.150            02/15/2021          306,574
------------------------------------------------------------------------------------------------------------------------
          25,000       Lancaster County Hospital Authority (Saint
                       Anne's Home for the Aged)                            6.500            04/01/2015           25,022
------------------------------------------------------------------------------------------------------------------------
          15,000       Lancaster County IDA (Garden Spot Village)           7.600            05/01/2022           16,452
------------------------------------------------------------------------------------------------------------------------
       2,300,000       Lancaster County IDA (Garden Spot Village)           7.625            05/01/2031        2,508,518
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Langhorne Manor Boro Higher Education
                       Authority (Lower Bucks Hospital) 4                   7.350            07/01/2022        1,000,040
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Langhorne Manor Boro Higher Education
                       Authority (Philadelphia Biblical University)         5.200            04/01/2020          981,570
------------------------------------------------------------------------------------------------------------------------
         575,000       Langhorne Manor Boro Higher Education
                       Authority (Philadelphia Biblical University)         5.500            04/01/2025          569,894
------------------------------------------------------------------------------------------------------------------------
          10,000       Latrobe IDA (St. Vincent College)                    5.700            05/01/2031           10,398
------------------------------------------------------------------------------------------------------------------------
          55,000       Lawrence County IDA (Pennsylvania Power &
                       Light)                                               5.400            09/15/2017           55,110
------------------------------------------------------------------------------------------------------------------------
         105,000       Lawrence County IDA (Shenango Presbyterian
                       Center)                                              7.000            11/15/2016          105,395
------------------------------------------------------------------------------------------------------------------------
       5,190,000       Lawrence County IDA (Shenango Presbyterian
                       Center)                                              7.500            11/15/2031        5,310,512
------------------------------------------------------------------------------------------------------------------------
         450,000       Lebanon County Health Facilities Authority
                       (Pleasant View Retirement Community)                 6.625            12/15/2029          465,264
------------------------------------------------------------------------------------------------------------------------
       1,020,000       Lehigh County GPA (Bible Fellowship
                       Church Home)                                         6.000            12/15/2023        1,022,122
------------------------------------------------------------------------------------------------------------------------
       1,060,000       Lehigh County GPA (Bible Fellowship
                       Church Home)                                         7.625            11/01/2021        1,169,010
------------------------------------------------------------------------------------------------------------------------
         750,000       Lehigh County GPA (Bible Fellowship
                       Church Home)                                         7.750            11/01/2033          820,755
------------------------------------------------------------------------------------------------------------------------
         115,000       Lehigh County GPA (Cedar Crest College)              6.600            04/01/2010          116,290
------------------------------------------------------------------------------------------------------------------------
         100,000       Lehigh County GPA (Cedar Crest College)              6.650            04/01/2017          102,661
------------------------------------------------------------------------------------------------------------------------
         115,000       Lehigh County GPA (Cedar Crest College)              6.700            04/01/2026          118,291
------------------------------------------------------------------------------------------------------------------------
       1,485,000       Lehigh County GPA (Kidspeace Obligated Group) 4      5.800            11/01/2012        1,449,212
------------------------------------------------------------------------------------------------------------------------
       1,265,000       Lehigh County GPA (Kidspeace Obligated Group) 4      5.800            11/01/2012        1,348,566
------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      8,155,000       Lehigh County GPA (Kidspeace Obligated Group)        6.000%           11/01/2018     $  7,918,994
------------------------------------------------------------------------------------------------------------------------
       1,100,000       Lehigh County GPA (Kidspeace Obligated Group) 4      6.000            11/01/2023        1,049,983
------------------------------------------------------------------------------------------------------------------------
         165,000       Lehigh County GPA (Kidspeace Obligated Group)        6.000            11/01/2023          173,832
------------------------------------------------------------------------------------------------------------------------
          55,000       Lehigh County GPA (Lehigh Valley Health
                       Network)                                             5.000            07/01/2028           55,819
------------------------------------------------------------------------------------------------------------------------
         200,000       Lehigh County IDA (Lifepath)                         5.850            06/01/2008          198,252
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lehigh County IDA (Pennsylvania Power & Light
                       Company) RITES 1,4                                  11.573 2          02/15/2027        1,037,710
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Lehigh County IDA (Pennsylvania Power & Light
                       Electric Utilities Corp.)                            4.700            09/01/2029        2,984,910
------------------------------------------------------------------------------------------------------------------------
       4,335,000       Lehigh County IDA Pollution Control RITES 1,4        8.839 2          02/15/2027        4,443,982
------------------------------------------------------------------------------------------------------------------------
         650,000       Lehigh Northampton Airport Authority (Lehigh
                       Valley International Airport)                        5.000            01/01/2021          665,074
------------------------------------------------------------------------------------------------------------------------
         750,000       Lehigh Northampton Airport Authority (Lehigh
                       Valley International Airport) 4                      5.000            01/01/2023          764,595
------------------------------------------------------------------------------------------------------------------------
          30,000       Lewisburg Area School District                       5.125            03/15/2018           30,188
------------------------------------------------------------------------------------------------------------------------
       3,160,000       Luzerne County IDA ROLs 1                           11.225 2          09/01/2034        3,426,704
------------------------------------------------------------------------------------------------------------------------
          10,000       Lycoming County Authority (Muncy Valley
                       Hospital)                                            5.500            11/15/2022           10,216
------------------------------------------------------------------------------------------------------------------------
          20,000       Lycoming County Hospital Authority (WH/NCPHS
                       Obligated Group)                                     5.250            11/15/2015           20,423
------------------------------------------------------------------------------------------------------------------------
         975,000       Lycoming County Recreation Authority                 5.000            12/15/2027          988,358
------------------------------------------------------------------------------------------------------------------------
       4,260,000       McKean County Hospital Authority (Bradford
                       Hospital)                                            5.000            10/01/2016        4,430,443
------------------------------------------------------------------------------------------------------------------------
       2,730,000       McKean County Hospital Authority (Bradford
                       Hospital)                                            5.000            10/01/2020        2,797,486
------------------------------------------------------------------------------------------------------------------------
       2,000,000       McKean County Hospital Authority (Bradford
                       Hospital)                                            5.250            10/01/2030        2,028,480
------------------------------------------------------------------------------------------------------------------------
         100,000       Mifflin County Hospital Authority (Lewiston
                       Hospital)                                            6.200            07/01/2030          109,296
------------------------------------------------------------------------------------------------------------------------
          25,000       Montgomery County HEHA (Foulkeways at Gwynedd)       6.100            11/15/2008           25,030
------------------------------------------------------------------------------------------------------------------------
          20,000       Montgomery County HEHA (Waverly Heights)             6.000            01/01/2008           20,027
------------------------------------------------------------------------------------------------------------------------
          50,000       Montgomery County HEHA (Waverly Heights)             6.000            01/01/2013           50,043
------------------------------------------------------------------------------------------------------------------------
          25,000       Montgomery County HEHA (Waverly Heights)             6.375            01/01/2026           25,284
------------------------------------------------------------------------------------------------------------------------
          20,000       Montgomery County IDA (ACTS Retirement Life
                       Community)                                           5.250            11/15/2028           20,224
------------------------------------------------------------------------------------------------------------------------
       1,345,000       Montgomery County IDA (ACTS/BPE Obligated
                       Group) 4                                             5.875            11/15/2022        1,386,655
------------------------------------------------------------------------------------------------------------------------
       1,750,000       Montgomery County IDA (Meadowood Corp.)              6.250            12/01/2017        1,814,120
------------------------------------------------------------------------------------------------------------------------
          20,000       Montgomery County IDA (Meadowood Corp.)              7.400            12/01/2020           20,467
------------------------------------------------------------------------------------------------------------------------
          50,000       Montgomery County IDA (Pennsylvania-American
                       Water Company)                                       5.050            06/01/2029           50,411
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Montgomery County IDA (Whitemarsh Continued
                       Care) 4                                              6.250            02/01/2035        2,606,650
------------------------------------------------------------------------------------------------------------------------
       3,840,000       Montgomery County IDA (Wordsworth Academy)           8.000            09/01/2024        3,842,074
------------------------------------------------------------------------------------------------------------------------
         145,000       Montgomery County Redevel. Authority                 5.600            01/15/2024          147,306
------------------------------------------------------------------------------------------------------------------------
          15,000       Montgomery County Redevel. Authority
                       (Pheasant Run)                                       5.600            01/15/2024           15,239
------------------------------------------------------------------------------------------------------------------------
          50,000       Moon IDA (Ellis School)                              5.650            03/01/2020           52,112
------------------------------------------------------------------------------------------------------------------------
          85,000       Moon Township Municipal Authority                    5.500            12/01/2019           85,188
------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$         25,000       Moon Township Municipal Authority Water & Sewer      5.250%           12/01/2010     $     25,050
------------------------------------------------------------------------------------------------------------------------
         220,000       Muncy Boro Municipal Utility Authority               5.000            07/01/2020          222,341
------------------------------------------------------------------------------------------------------------------------
         600,000       Myerstown Water Authority 4                          5.000            11/15/2018          600,852
------------------------------------------------------------------------------------------------------------------------
       2,905,000       New Morgan IDA (Browning-Ferris Industries)          6.500            04/01/2019        2,885,827
------------------------------------------------------------------------------------------------------------------------
          40,000       New Wilmington Municipal Authority
                       (Westminster College)                                5.300            03/01/2018           40,617
------------------------------------------------------------------------------------------------------------------------
         155,000       North Wales Water Authority                          5.250            11/01/2009          155,298
------------------------------------------------------------------------------------------------------------------------
         190,000       Northampton County IDA (Metropolitan Edison
                       Company)                                             6.100            07/15/2021          194,184
------------------------------------------------------------------------------------------------------------------------
         170,000       Northampton County IDA (Moravian Hall Square)        5.350            07/01/2010          171,686
------------------------------------------------------------------------------------------------------------------------
          40,000       Northampton County IDA (Moravian Hall Square)        5.700            07/01/2020           40,497
------------------------------------------------------------------------------------------------------------------------
         470,000       Northeastern PA Hospital & Education Authority
                       (Wilkes University)                                  5.625            10/01/2018          475,344
------------------------------------------------------------------------------------------------------------------------
         830,000       Northumberland County IDA (Aqua Pennsylvania)        5.050            10/01/2039          842,409
------------------------------------------------------------------------------------------------------------------------
         545,000       Northumberland County IDA (NHS Youth Services)       5.500            02/15/2033          564,800
------------------------------------------------------------------------------------------------------------------------
       1,860,000       Northumberland County IDA (NHS Youth Services)       7.500            02/15/2029        1,914,386
------------------------------------------------------------------------------------------------------------------------
       3,955,000       Northumberland County IDA (NHS Youth Services)       7.750            02/15/2029        4,124,314
------------------------------------------------------------------------------------------------------------------------
         905,000       PA Convention Center 4                               6.700            09/01/2014          916,928
------------------------------------------------------------------------------------------------------------------------
          35,000       PA Convention Center Authority, Series A             6.750            09/01/2019           35,459
------------------------------------------------------------------------------------------------------------------------
       1,400,000       PA Convention Center Authority, Series A 4           6.750            09/01/2019        1,418,508
------------------------------------------------------------------------------------------------------------------------
       3,125,000       PA Convention Center Authority, Series A 4           6.750            09/01/2019        3,166,313
------------------------------------------------------------------------------------------------------------------------
       9,000,000       PA EDFA (30th St. Garage)                            5.875            06/01/2033        9,524,430
------------------------------------------------------------------------------------------------------------------------
         315,000       PA EDFA (Amtrak)                                     6.000            11/01/2005          315,000
------------------------------------------------------------------------------------------------------------------------
         250,000       PA EDFA (Amtrak)                                     6.125            11/01/2021          266,153
------------------------------------------------------------------------------------------------------------------------
       5,005,000       PA EDFA (Amtrak)                                     6.250            11/01/2031        5,370,665
------------------------------------------------------------------------------------------------------------------------
         930,000       PA EDFA (Amtrak) 4                                   6.375            11/01/2041        1,000,940
------------------------------------------------------------------------------------------------------------------------
      17,500,000       PA EDFA (Colver)                                     4.625            12/01/2018       17,566,675
------------------------------------------------------------------------------------------------------------------------
      14,700,000       PA EDFA (National Gypsum Company) 4                  6.125            11/02/2027       15,553,041
------------------------------------------------------------------------------------------------------------------------
       5,000,000       PA EDFA (National Gypsum Company) 4                  6.250            11/01/2027        5,333,650
------------------------------------------------------------------------------------------------------------------------
       7,000,000       PA EDFA (Northampton Generating)                     6.400            01/01/2009        7,021,070
------------------------------------------------------------------------------------------------------------------------
       4,965,000       PA EDFA (Northampton Generating)                     6.500            01/01/2013        5,014,054
------------------------------------------------------------------------------------------------------------------------
       6,000,000       PA EDFA (Northampton Generating) 4                   6.600            01/01/2019        6,040,140
------------------------------------------------------------------------------------------------------------------------
       4,310,000       PA EDFA (Northwestern Human Services)                5.250            06/01/2014        4,231,084
------------------------------------------------------------------------------------------------------------------------
       3,000,000       PA EDFA (Northwestern Human Services)                5.250            06/01/2028        2,590,710
------------------------------------------------------------------------------------------------------------------------
       6,500,000       PA EDFA (Reliant Energy)                             6.750            12/01/2036        6,962,020
------------------------------------------------------------------------------------------------------------------------
       3,000,000       PA EDFA (Reliant Energy)                             6.750            12/01/2036        3,213,240
------------------------------------------------------------------------------------------------------------------------
       5,000,000       PA EDFA (Reliant Energy) RITES 1,4                   9.737 2          12/01/2036        5,710,850
------------------------------------------------------------------------------------------------------------------------
       3,000,000       PA EDFA (Waste Management)                           5.100            10/01/2027        3,013,170
------------------------------------------------------------------------------------------------------------------------
       2,500,000       PA EDFA ROLs 1,4                                     9.787 2          12/01/2018        2,538,050
------------------------------------------------------------------------------------------------------------------------
          65,000       PA HEFA (Allegheny Delaware Valley Obligated
                       Group)                                               5.875            11/15/2021           67,804
------------------------------------------------------------------------------------------------------------------------
         115,000       PA HEFA (Allegheny General Hospital)                 7.125            09/01/2007          115,156
------------------------------------------------------------------------------------------------------------------------
          40,000       PA HEFA (Allegheny General Hospital)                 7.250            09/01/2017           40,059
------------------------------------------------------------------------------------------------------------------------
       1,500,000       PA HEFA (CA University of PA Student
                       Association)                                         6.750            09/01/2020        1,597,950
------------------------------------------------------------------------------------------------------------------------
         110,000       PA HEFA (CA University of PA Student
                       Association)                                         6.750            09/01/2032          114,839
------------------------------------------------------------------------------------------------------------------------
          50,000       PA HEFA (CA University of PA Student
                       Association)                                         6.800            09/01/2025           52,539
------------------------------------------------------------------------------------------------------------------------
       1,450,000       PA HEFA (College of Science & Agriculture)           5.350            04/15/2028        1,450,131
------------------------------------------------------------------------------------------------------------------------
       1,460,000       PA HEFA (Delaware Valley College of Science &
                       Agriculture)                                         5.650            04/15/2025        1,491,930
------------------------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        815,000       PA HEFA (Delaware Valley College of Science &
                       Agriculture)                                         5.750%           04/15/2029     $    832,408
------------------------------------------------------------------------------------------------------------------------
         220,000       PA HEFA (Delaware Valley College of Science &
                       Agriculture)                                         5.750            04/15/2034          224,231
------------------------------------------------------------------------------------------------------------------------
       3,210,000       PA HEFA (Delaware Valley College of Science &
                       Agriculture)                                         5.800            04/15/2030        3,290,667
------------------------------------------------------------------------------------------------------------------------
       3,385,000       PA HEFA (Delaware Valley College of Science &
                       Agriculture)                                         5.800            04/15/2033        3,458,556
------------------------------------------------------------------------------------------------------------------------
       1,820,000       PA HEFA (Geneva College) 4                           5.375            04/01/2023        1,877,931
------------------------------------------------------------------------------------------------------------------------
         860,000       PA HEFA (Geneva College)                             5.450            04/01/2018          896,842
------------------------------------------------------------------------------------------------------------------------
       1,000,000       PA HEFA (Geneva College) 4                           6.125            04/01/2022        1,060,210
------------------------------------------------------------------------------------------------------------------------
          50,000       PA HEFA (La Salle University)                        5.500            05/01/2034           51,435
------------------------------------------------------------------------------------------------------------------------
         735,000       PA HEFA (Lycoming College)                           5.250            11/01/2027          764,393
------------------------------------------------------------------------------------------------------------------------
           5,000       PA HEFA (MCP/HUHS/AUS Obligated Group)               5.875            11/15/2016            5,216
------------------------------------------------------------------------------------------------------------------------
       3,025,000       PA HEFA (MCP/HUHS/AUS Obligated Group)               5.875            11/15/2021        3,158,675
------------------------------------------------------------------------------------------------------------------------
       2,200,000       PA HEFA (Philadelphia University) 4                  5.250            06/01/2032        2,198,328
------------------------------------------------------------------------------------------------------------------------
         250,000       PA HEFA (Philadelphia University)                    6.000            06/01/2029          269,060
------------------------------------------------------------------------------------------------------------------------
          50,000       PA HEFA (Philadelphia University)                    6.100            06/01/2030           54,019
------------------------------------------------------------------------------------------------------------------------
         100,000       PA HEFA (Saint Francis University)                   5.750            11/01/2023          103,265
------------------------------------------------------------------------------------------------------------------------
       2,300,000       PA HEFA (Slippery Rock University Foundation)        5.000            07/01/2023        2,391,954
------------------------------------------------------------------------------------------------------------------------
       3,000,000       PA HEFA (Slippery Rock University Foundation)        5.000            07/01/2037        3,060,900
------------------------------------------------------------------------------------------------------------------------
       3,925,000       PA HEFA (St. Francis University) 4                   6.250            11/01/2018        4,214,508
------------------------------------------------------------------------------------------------------------------------
          40,000       PA HEFA (St. Joseph University)                      5.875            07/15/2025           40,878
------------------------------------------------------------------------------------------------------------------------
          35,000       PA HEFA (St. Joseph University)                      5.875            07/15/2025           35,769
------------------------------------------------------------------------------------------------------------------------
          10,000       PA HEFA (University of PA Presbyterian Medical
                       Center)                                              5.875            01/01/2015           10,148
------------------------------------------------------------------------------------------------------------------------
       5,000,000       PA HEFA (University of Pennsylvania)                 5.000            07/15/2038        5,156,800
------------------------------------------------------------------------------------------------------------------------
          25,000       PA HEFA (University of the Arts)                     5.750            03/15/2030           26,558
------------------------------------------------------------------------------------------------------------------------
         750,000       PA HEFA (Widener University)                         5.000            07/15/2026          760,020
------------------------------------------------------------------------------------------------------------------------
         100,000       PA HFA                                               5.500            04/01/2029          103,224
------------------------------------------------------------------------------------------------------------------------
          50,000       PA HFA (Multifamily FHA Mtg.)                        8.200            07/01/2024           50,325
------------------------------------------------------------------------------------------------------------------------
       2,500,000       PA HFA (Single Family Mtg.) RITES 1                 10.042 2          10/01/2020        2,767,350
------------------------------------------------------------------------------------------------------------------------
       2,500,000       PA HFA (Single Family Mtg.) RITES 1                 10.242 2          10/01/2022        2,756,950
------------------------------------------------------------------------------------------------------------------------
       2,000,000       PA HFA (Single Family Mtg.) RITES 1                 10.735 2          04/01/2021        2,199,640
------------------------------------------------------------------------------------------------------------------------
       2,850,000       PA HFA (Single Family Mtg.) RITES 1                 11.042 2          10/01/2022        3,234,921
------------------------------------------------------------------------------------------------------------------------
          25,000       PA HFA (Single Family Mtg.), Series 47               5.700            10/01/2016           25,481
------------------------------------------------------------------------------------------------------------------------
       1,210,000       PA HFA (Single Family Mtg.), Series 47 1,4           5.700            10/01/2026        1,238,725
------------------------------------------------------------------------------------------------------------------------
       2,440,000       PA HFA (Single Family Mtg.), Series 59A              5.800            10/01/2029        2,506,880
------------------------------------------------------------------------------------------------------------------------
          30,000       PA HFA (Single Family Mtg.), Series 60A              5.850            10/01/2027           30,651
------------------------------------------------------------------------------------------------------------------------
       9,180,000       PA HFA (Single Family Mtg.), Series 61A              5.450            10/01/2021        9,436,306
------------------------------------------------------------------------------------------------------------------------
          85,000       PA HFA (Single Family Mtg.), Series 61A              5.500            04/01/2029           87,740
------------------------------------------------------------------------------------------------------------------------
         195,000       PA HFA (Single Family Mtg.), Series 63A              5.430 5          04/01/2030           50,928
------------------------------------------------------------------------------------------------------------------------
          50,000       PA HFA (Single Family Mtg.), Series 66A              5.650            04/01/2029           51,568
------------------------------------------------------------------------------------------------------------------------
          85,000       PA HFA (Single Family Mtg.), Series 67A              5.900            10/01/2030           87,789
------------------------------------------------------------------------------------------------------------------------
       4,740,000       PA HFA (Single Family Mtg.), Series 70A              5.800            04/01/2027        4,907,654
------------------------------------------------------------------------------------------------------------------------
          75,000       PA HFA (Single Family)                               5.450            10/01/2032           77,004
------------------------------------------------------------------------------------------------------------------------
       2,365,000       PA Infrastructure Investment Authority               5.625            09/01/2014        2,459,387
------------------------------------------------------------------------------------------------------------------------
          35,000       Patterson Township Municipal Authority               5.250            04/15/2007           35,045
------------------------------------------------------------------------------------------------------------------------
          10,000       Patterson Township Municipal Authority               5.500            04/15/2011           10,011
------------------------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      2,000,000       Philadelphia Airport Authority for Industrial
                       Devel. RITES 1                                      11.035% 2         07/01/2022     $  2,411,040
------------------------------------------------------------------------------------------------------------------------
          20,000       Philadelphia Airport System, Series B                5.400            06/15/2027           20,492
------------------------------------------------------------------------------------------------------------------------
       3,970,000       Philadelphia Authority for Industrial Devel.
                       (Aero Philadelphia)                                  5.500            01/01/2024        3,952,056
------------------------------------------------------------------------------------------------------------------------
          25,000       Philadelphia Authority for Industrial Devel.
                       (Philadelphia Airport)                               5.000            07/01/2019           25,462
------------------------------------------------------------------------------------------------------------------------
         205,000       Philadelphia Authority for Industrial Devel.
                       (Philadelphia Airport)                               5.000            07/01/2023          207,409
------------------------------------------------------------------------------------------------------------------------
         390,000       Philadelphia Authority for Industrial Devel.
                       (Philadelphia Airport)                               5.125            07/01/2028          396,423
------------------------------------------------------------------------------------------------------------------------
          40,000       Philadelphia Authority for Industrial Devel.
                       (Philadelphia Airport)                               5.300            07/01/2017           41,624
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Philadelphia Authority for Industrial Devel.
                       (Presbyterian Homes Germantown)                      5.625            07/01/2035        3,008,730
------------------------------------------------------------------------------------------------------------------------
       1,370,000       Philadelphia Authority for Industrial Devel.
                       (Stapeley Germantown) 4                              5.000            01/01/2015        1,352,080
------------------------------------------------------------------------------------------------------------------------
       1,580,000       Philadelphia Authority for Industrial Devel.
                       (Stapeley Germantown)                                5.125            01/01/2021        1,531,146
------------------------------------------------------------------------------------------------------------------------
       1,400,000       Philadelphia Authority for Industrial Devel.
                       Senior Living (Arbor House) 4                        6.100            07/01/2033        1,455,188
------------------------------------------------------------------------------------------------------------------------
       1,240,000       Philadelphia Authority for Industrial Devel.
                       Senior Living (Miriam and Robert M. Rieder
                       House) 4                                             6.100            07/01/2033        1,288,881
------------------------------------------------------------------------------------------------------------------------
       1,160,000       Philadelphia Authority for Industrial Devel.
                       Senior Living (Robert Saligman House) 4              6.100            07/01/2033        1,205,727
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Philadelphia Gas Works 4                             5.250            08/01/2021        1,063,720
------------------------------------------------------------------------------------------------------------------------
          50,000       Philadelphia Gas Works                               5.250            08/01/2024           50,569
------------------------------------------------------------------------------------------------------------------------
       1,780,000       Philadelphia Gas Works RITES 1                      10.201 2          08/01/2031        1,977,331
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Philadelphia Gas Works RITES 1                      11.150 2          08/01/2021        2,512,840
------------------------------------------------------------------------------------------------------------------------
          35,000       Philadelphia GO                                      5.000            05/15/2025           35,469
------------------------------------------------------------------------------------------------------------------------
         205,000       Philadelphia GO                                      5.000            03/15/2028          209,490
------------------------------------------------------------------------------------------------------------------------
       1,210,000       Philadelphia H&HEFA (Centralized Comprehensive
                       Human Services)                                      7.250            01/01/2021        1,290,538
------------------------------------------------------------------------------------------------------------------------
         100,000       Philadelphia H&HEFA (Frankford Hospital)             5.750            01/01/2019          102,219
------------------------------------------------------------------------------------------------------------------------
       1,785,000       Philadelphia H&HEFA (Jeanes Health System) 4         6.600            07/01/2010        1,933,173
------------------------------------------------------------------------------------------------------------------------
          80,000       Philadelphia H&HEFA (Jefferson Health System)        5.000            05/15/2018           82,096
------------------------------------------------------------------------------------------------------------------------
       2,380,000       Philadelphia H&HEFA (Philadelphia Protestant
                       Home)                                                6.500            07/01/2027        2,400,611
------------------------------------------------------------------------------------------------------------------------
          10,000       Philadelphia H&HEFA (Temple University
                       Hospital)                                            5.500            11/15/2027           10,442
------------------------------------------------------------------------------------------------------------------------
          25,000       Philadelphia H&HEFA (Temple University
                       Hospital)                                            5.500            11/15/2027           24,857
------------------------------------------------------------------------------------------------------------------------
          35,000       Philadelphia H&HEFA (Temple University
                       Hospital)                                            5.875            11/15/2023           35,337
------------------------------------------------------------------------------------------------------------------------
          10,000       Philadelphia H&HEFA (Temple University
                       Hospital)                                            6.500            11/15/2008           10,444
------------------------------------------------------------------------------------------------------------------------
       3,675,000       Philadelphia H&HEFA (Temple University
                       Hospital)                                            6.625            11/15/2023        3,703,665
------------------------------------------------------------------------------------------------------------------------
       3,870,000       Philadelphia IDA (Air Cargo)                         7.500            01/01/2025        4,010,713
------------------------------------------------------------------------------------------------------------------------
          25,000       Philadelphia IDA (American College of
                       Physicians)                                          6.000            06/15/2030           26,747
------------------------------------------------------------------------------------------------------------------------
          90,000       Philadelphia IDA (Baker's Bay Nursing Home
                       Associates)                                          5.750            08/01/2023           90,453
------------------------------------------------------------------------------------------------------------------------
       1,150,000       Philadelphia IDA (Baptist Home of Philadelphia)      5.500            11/15/2018        1,143,629
------------------------------------------------------------------------------------------------------------------------
         341,000       Philadelphia IDA (Baptist Home of Philadelphia)      5.600            11/15/2028          332,339
------------------------------------------------------------------------------------------------------------------------
         450,000       Philadelphia IDA (Cathedral Village)                 6.750            04/01/2023          488,007
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Philadelphia IDA (Cathedral Village)                 6.875            04/01/2034        1,077,420
------------------------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      2,750,000       Philadelphia IDA (First Mtg.-CPAP)                   6.125%           04/01/2019     $  2,124,375
------------------------------------------------------------------------------------------------------------------------
       1,330,000       Philadelphia IDA (International Educational &
                       Community Project) 4                                 5.875            06/01/2022        1,423,060
------------------------------------------------------------------------------------------------------------------------
          25,000       Philadelphia IDA (The Franklin Institute)            5.200            06/15/2018           25,184
------------------------------------------------------------------------------------------------------------------------
       3,425,000       Philadelphia IDA RITES 1                            10.211 2          10/01/2026        4,098,835
------------------------------------------------------------------------------------------------------------------------
         195,000       Philadelphia Redevel. Authority (Multifamily
                       Hsg.)                                                5.450            02/01/2023          198,637
------------------------------------------------------------------------------------------------------------------------
       2,580,000       Philadelphia Redevel. Authority (Pavilion
                       Apartments) 4                                        6.000            10/01/2023        2,654,252
------------------------------------------------------------------------------------------------------------------------
       4,100,000       Philadelphia Redevel. Authority (Pavilion
                       Apartments) 4                                        6.250            10/01/2032        4,214,226
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Philadelphia Redevel. Authority ROLs 1              11.428 2          04/15/2028        2,554,695
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Philadelphia School District GO RITES 1             12.215 2          08/01/2022        2,892,760
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Philadelphia Water & Wastewater                      5.000            07/01/2035        3,096,150
------------------------------------------------------------------------------------------------------------------------
          50,000       Pittsburgh & Allegheny County Public
                       Auditorium Authority                                 5.000            02/01/2029           51,290
------------------------------------------------------------------------------------------------------------------------
          60,000       Pittsburgh Urban Redevel. Authority                  5.600            04/01/2020           61,385
------------------------------------------------------------------------------------------------------------------------
          20,000       Pittsburgh Urban Redevel. Authority (Home
                       Improvement Loans), Series A                         5.650            08/01/2015           20,022
------------------------------------------------------------------------------------------------------------------------
          20,000       Pittsburgh Urban Redevel. Authority (Oliver
                       Garage)                                              5.450            06/01/2028           21,112
------------------------------------------------------------------------------------------------------------------------
          25,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series A                                             5.650            10/01/2024           25,260
------------------------------------------------------------------------------------------------------------------------
          25,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series A                                             5.650            10/01/2024           25,348
------------------------------------------------------------------------------------------------------------------------
         160,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series A                                             6.050            10/01/2026          163,816
------------------------------------------------------------------------------------------------------------------------
          40,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series A                                             7.250            02/01/2024           40,047
------------------------------------------------------------------------------------------------------------------------
          10,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series C                                             5.700            04/01/2030           10,195
------------------------------------------------------------------------------------------------------------------------
         515,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series C                                             5.950            10/01/2029          530,502
------------------------------------------------------------------------------------------------------------------------
          25,000       Pittsburgh Urban Redevel. Authority Mtg.,
                       Series C                                             7.125            08/01/2013           25,029
------------------------------------------------------------------------------------------------------------------------
          10,000       Pittsburgh Urban Redevel. Authority, Series A        5.750            04/01/2010           10,251
------------------------------------------------------------------------------------------------------------------------
       4,250,000       Pittsburgh Water & Sewer Authority                   5.000            09/01/2029        4,394,883
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Pittsburgh Water & Sewer Authority                   5.000            09/01/2033        2,324,903
------------------------------------------------------------------------------------------------------------------------
         120,000       Potter County Hospital Authority (Charles Cole
                       Memorial Hospital)                                   6.050            08/01/2024          124,398
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Pottsville Hospital Authority (Pottsville
                       Hospital & Warne Clinic)                             5.500            07/01/2018          994,510
------------------------------------------------------------------------------------------------------------------------
       4,170,000       Pottsville Hospital Authority (Pottsville
                       Hospital & Warne Clinic)                             5.625            07/01/2024        4,087,100
------------------------------------------------------------------------------------------------------------------------
          25,000       Pottsville Hospital Authority (Pottsville
                       Hospital & Warne Clinic)                             5.625            07/01/2024           25,477
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Sayre Health Care Facilities (Guthrie
                       Healthcare System)                                   7.125            12/01/2031        2,362,240
------------------------------------------------------------------------------------------------------------------------
          10,000       Scranton Parking Authority                           7.000            09/15/2009           10,020
------------------------------------------------------------------------------------------------------------------------
          65,000       Snyder County Higher Education Authority
                       (Susquehanna University)                             5.000            01/01/2028           65,066
------------------------------------------------------------------------------------------------------------------------
          30,000       Somerset County Hospital Authority (Somerset
                       Community Hospital)                                  5.375            03/01/2017           30,802
------------------------------------------------------------------------------------------------------------------------
          25,000       South Fork Municipal Authority (Conemaugh
                       Valley Memorial Hospital)                            5.000            07/01/2028           25,372
------------------------------------------------------------------------------------------------------------------------
       1,400,000       Southcentral General Authority (Hanover
                       Hospital) 4                                          5.000            12/01/2023        1,437,898
------------------------------------------------------------------------------------------------------------------------
       2,245,000       Southcentral General Authority (Hanover
                       Hospital)                                            5.000            12/01/2025        2,303,954
------------------------------------------------------------------------------------------------------------------------
       3,265,000       Southcentral General Authority (Hanover
                       Hospital)                                            5.000            12/01/2026        3,342,805
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Southcentral General Authority (Hanover
                       Hospital)                                            5.000            12/01/2027        2,042,820
------------------------------------------------------------------------------------------------------------------------
       2,510,000       Southcentral General Authority (Hanover
                       Hospital)                                            5.000            12/01/2028        2,559,723
------------------------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      1,000,000       Southcentral General Authority (Hanover
                       Hospital)                                            5.000%           12/01/2030     $  1,017,400
------------------------------------------------------------------------------------------------------------------------
       3,250,000       St. Mary Hospital Authority (Catholic Health
                       East)                                                5.375            11/15/2034        3,373,110
------------------------------------------------------------------------------------------------------------------------
          95,000       St. Mary Hospital Authority (Catholic Health
                       Initiatives)                                         5.000            12/01/2028           98,744
------------------------------------------------------------------------------------------------------------------------
          50,000       St. Mary Hospital Authority (Franciscan Health)      7.000            06/15/2015           51,088
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Susquehanna Area Regional Airport Authority
                       (Aero Harrisburg)                                    5.500            01/01/2024          912,460
------------------------------------------------------------------------------------------------------------------------
       5,200,000       Washington County Authority (Capital Projects
                       & Equipment Program)                                 6.150            12/01/2029        5,535,348
------------------------------------------------------------------------------------------------------------------------
         750,000       Washington Township Municipal Authority              5.875            12/15/2023          773,978
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Washington Township Municipal Authority              6.000            12/15/2033        2,573,725
------------------------------------------------------------------------------------------------------------------------
       1,000,000       West Cornwall Township Municipal Authority
                       (Elizabethtown College) 4                            6.000            12/15/2022        1,063,760
------------------------------------------------------------------------------------------------------------------------
          25,000       West Cornwall Township Municipal Authority
                       (Elizabethtown College)                              6.000            12/15/2027           26,418
------------------------------------------------------------------------------------------------------------------------
         300,000       West Shore Area Hospital Authority (Holy
                       Spirit Hospital)                                     6.250            01/01/2032          320,565
------------------------------------------------------------------------------------------------------------------------
          25,000       Westmoreland County IDA (Redstone Health Care
                       Facilities)                                          5.850            11/15/2029           25,025
------------------------------------------------------------------------------------------------------------------------
          10,000       Westmoreland County IDA (Redstone Health Care
                       Facilities)                                          5.900            11/15/2021           10,010
------------------------------------------------------------------------------------------------------------------------
         500,000       Westmoreland County IDA (Redstone Health Care
                       Facilities)                                          8.000            11/15/2023          582,590
------------------------------------------------------------------------------------------------------------------------
           5,000       Westmoreland County IDA (Redstone Health Care
                       Facilities)                                          8.125            11/15/2030            5,854
------------------------------------------------------------------------------------------------------------------------
       1,550,000       Westmoreland County IDA (Redstone Retirement
                       Community) 6                                         5.750            01/01/2026        1,578,536
------------------------------------------------------------------------------------------------------------------------
         400,000       Westmoreland County IDA (Redstone Retirement
                       Community) 6                                         5.875            01/01/2032          406,236
------------------------------------------------------------------------------------------------------------------------
          25,000       York County Hospital Authority (York Hospital)       5.500            07/01/2008           25,049
------------------------------------------------------------------------------------------------------------------------
          10,000       York County IDA (PSEG Power)                         5.500            09/01/2020           10,519
------------------------------------------------------------------------------------------------------------------------
          25,000       York Hsg. Corp. Mtg., Series A                       6.875            11/01/2009           25,034
                                                                                                            ------------
                                                                                                             535,211,071
U.S. POSSESSIONS--32.5%
       1,485,000       Guam EDA (TASC) 4                                    5.400            05/15/2031        1,518,799
------------------------------------------------------------------------------------------------------------------------
       3,830,000       Guam EDA (TASC) 4                                    5.500            05/15/2041        3,928,086
------------------------------------------------------------------------------------------------------------------------
       3,640,000       Guam GO, Series A                                    5.400            11/15/2018        3,645,242
------------------------------------------------------------------------------------------------------------------------
         195,000       Guam Power Authority, Series A                       5.250            10/01/2013          195,018
------------------------------------------------------------------------------------------------------------------------
         710,000       Guam Power Authority, Series A                       5.250            10/01/2023          712,521
------------------------------------------------------------------------------------------------------------------------
       2,725,000       Northern Mariana Islands Ports Authority,
                       Series A                                             5.500            03/15/2031        2,686,305
------------------------------------------------------------------------------------------------------------------------
       1,410,000       Northern Mariana Islands Ports Authority,
                       Series A                                             6.600            03/15/2028        1,547,419
------------------------------------------------------------------------------------------------------------------------
          60,000       Northern Mariana Islands, Series A                   6.000            06/01/2014           63,374
------------------------------------------------------------------------------------------------------------------------
      10,100,000       Northern Mariana Islands, Series A                   6.750            10/01/2033       10,964,964
------------------------------------------------------------------------------------------------------------------------
      39,950,000       Puerto Rico Children's Trust Fund (TASC)             5.375            05/15/2033       41,168,875
------------------------------------------------------------------------------------------------------------------------
      67,570,000       Puerto Rico Children's Trust Fund (TASC)             5.500            05/15/2039       69,870,759
------------------------------------------------------------------------------------------------------------------------
      39,910,000       Puerto Rico Children's Trust Fund (TASC)             5.625            05/15/2043       41,545,113
------------------------------------------------------------------------------------------------------------------------
     240,000,000       Puerto Rico Children's Trust Fund (TASC)             6.370 5          05/15/2050       14,774,400
------------------------------------------------------------------------------------------------------------------------
      67,000,000       Puerto Rico Children's Trust Fund (TASC) 4           7.010 5          05/15/2055        2,227,750
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Highway & Transportation
                       Authority, Series G                                  5.000            07/01/2033        4,019,960
------------------------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      7,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 4                                5.000%           07/01/2030     $  7,058,310
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 4                                5.000            07/01/2045        7,004,830
-------------------------------------------------------------------------------------------------------------------------
       2,250,000       Puerto Rico Infrastructure                           5.000            07/01/2041        2,260,125
-------------------------------------------------------------------------------------------------------------------------
          25,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019           25,542
-------------------------------------------------------------------------------------------------------------------------
         500,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029          504,390
-------------------------------------------------------------------------------------------------------------------------
      14,785,000       Puerto Rico Port Authority (American
                       Airlines), Series A 4                                6.250            06/01/2026       10,258,424
-------------------------------------------------------------------------------------------------------------------------
         120,000       Puerto Rico Port Authority (American
                       Airlines), Series A 4                                6.300            06/01/2023           85,762
-------------------------------------------------------------------------------------------------------------------------
         115,000       Puerto Rico Port Authority, Series D                 7.000            07/01/2014          115,666
-------------------------------------------------------------------------------------------------------------------------
         100,000       University of Puerto Rico                            5.400            06/01/2009          101,704
-------------------------------------------------------------------------------------------------------------------------
       6,645,000       V.I.  Government Refinery Facilities (Hovensa
                       Coker) 4                                             6.500            07/01/2021        7,500,810
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021        4,515,160
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       V.I.  Public Finance Authority (Hovensa
                       Refinery)                                            6.125            07/01/2022        5,465,800
-------------------------------------------------------------------------------------------------------------------------
       3,250,000       V.I.  Public Finance Authority ROLs 1,4             11.295 2          10/01/2024        3,751,670
-------------------------------------------------------------------------------------------------------------------------
          45,000       V.I.  Tobacco Settlement Financing Corp. (TASC)      5.000            05/15/2021           45,356
-------------------------------------------------------------------------------------------------------------------------
       2,235,000       V.I.  Tobacco Settlement Financing Corp.
                       (TASC) 4                                             5.000            05/15/2031        2,243,001
                                                                                                            -------------
                                                                                                             249,805,135
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $741,315,436)--102.0%                                                      785,016,206
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.0)                                                                 (15,107,686)
                                                                                                            -------------
NET ASSETS--100.0%                                                                                          $769,908,520
                                                                                                            =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $57,769,538, which represents 7.50% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

4. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

5. Represents a zero coupon bond.

6. When-issued security or forward commitment to be delivered and settled after October 31, 2005. See accompanying Notes to Quarterly Statement of Investments.


11          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        21.5%
AA                                                                          6.9
A                                                                           4.9
BBB                                                                        44.9
BB                                                                          5.3
B                                                                           4.2
CCC                                                                         1.3
Not Rated                                                                  11.0
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS         Adult Communities Total Services
AUS          Allegheny United Hospitals
BPE          Brittany Pointe Estates
CCMC         Crozer-Chester Medical Center
CKHS         Crozer-Keystone Helath System
CPAP         Crime Prevention Association of Philadelphia
DCMH         Delaware County Memorial Hospital
EDA          Economic Development Authority
EDFA         Economic Development Finance Authority
FHA          Federal Housing Agency
GO           General Obligation
GPA          General Purpose Authority
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Development Authority
HEBA         Higher Education Building Authority
HEFA         Higher Education Facilities Authority
HEHA         Higher Education and Health Authority
HFA          Housing Finance Agency/Authority
HUHS         Hahnemann University Hospital System
IDA          Industrial Development Agency
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MAS          Mercy Adult Services
MCMCSPA      Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP          Medical College of Pennsylvania
MHH          Mercy Haverford Hospital
MHP          Mercy Health Plan
MHSSPA       Mercy Health System of Southeastern PA


12          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

NCPHS        North Central Pennsylvania Health System
PSEG         Public Service Enterprise Group
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
UPMC         University of Pittsburgh Medical Center
V.I.         United States Virgin Islands
WH           Willamsport Hospital

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE      PERCENTAGE
--------------------------------------------------------------------------------
Tobacco Settlement Payments                         $177,322,139           22.6%
Hospital/Health Care                                  94,405,743           12.0
Adult Living Facilities                               64,084,165            8.2
Higher Education                                      57,692,049            7.4
Water Utilities                                       45,296,612            5.8
Resource Recovery                                     41,097,015            5.2
Not-for-Profit Organization                           39,225,611            5.0
Single Family Housing                                 32,101,020            4.1
Electric Utilities                                    27,965,655            3.6
Marine/Aviation Facilities                            26,114,852            3.3
Highways/Railways                                     25,214,927            3.2
General Obligation                                    24,839,182            3.2
Manufacturing, Durable Goods                          24,053,824            3.1
Pollution Control                                     21,861,799            2.8
Special Tax                                           13,325,700            1.7
Sewer Utilities                                       11,269,581            1.4
Airlines                                              10,388,561            1.3
Parking Fee Revenue                                    9,555,562            1.2
Sales Tax Revenue                                      9,340,168            1.2
Multifamily Housing                                    8,950,543            1.1
Gas Utilities                                          5,604,460            0.7
Special Assessment                                     5,154,570            0.7
Municipal Leases                                       4,098,835            0.5
Education                                              3,711,002            0.5
Hotels, Restaurants & Leisure                          1,120,556            0.1
Sports Facility Revenue                                  988,358            0.1
Paper, Containers & Packaging                            233,717            0.0
                                                    ----------------------------
Total                                               $785,016,206          100.0%
                                                    ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $741,343,046
                                              =============

Gross unrealized appreciation                 $ 50,572,323
Gross unrealized depreciation                   (6,899,163)
                                              -------------
Net unrealized appreciation                   $ 43,673,160
                                              =============


13          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $1,983,329 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $56,486,438 as of October 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2005, securities with an aggregate market value of $69,801, representing 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


14          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


15          |          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.8%
------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.2%
$     27,350,000       AL HFA (Single Family)                               5.450%           10/01/2032   $   27,880,864
------------------------------------------------------------------------------------------------------------------------
         190,000       AL IDA Solid Waste Disposal (Pine City Fiber
                       Company)                                             6.450            12/01/2023          197,288
------------------------------------------------------------------------------------------------------------------------
          55,000       AL IDA Solid Waste Disposal (Pine City Fiber
                       Company)                                             6.450            12/01/2023           57,018
------------------------------------------------------------------------------------------------------------------------
      11,000,000       AL Space Science Exhibit Finance Authority 1         6.000            10/01/2025       10,701,900
------------------------------------------------------------------------------------------------------------------------
       6,700,000       Courtland, AL Industrial Devel. Board
                       (International Paper Company)                        5.200            06/01/2025        6,598,629
------------------------------------------------------------------------------------------------------------------------
       2,200,000       Rainbow City, AL Special Health Care
                       Facilities Financing Authority (Regency Pointe)      8.250            01/01/2031        1,212,464
------------------------------------------------------------------------------------------------------------------------
          10,000       Selma, AL Industrial Devel. Board
                       (International Paper Company)                        6.000            05/01/2025           10,396
------------------------------------------------------------------------------------------------------------------------
          30,000       South Marengo County, AL Water & Fire
                       Protection Authority                                 7.700            05/01/2008           30,543
                                                                                                          --------------
                                                                                                              46,689,102
------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
         260,000       AK Northern Tobacco Securitization Corp. (TASC)      5.375            06/01/2021          266,149
------------------------------------------------------------------------------------------------------------------------
         605,000       AK Northern Tobacco Securitization Corp. (TASC)      5.500            06/01/2029          619,139
------------------------------------------------------------------------------------------------------------------------
       5,170,000       AK Northern Tobacco Securitization Corp.
                       (TASC) 1                                             6.500            06/01/2031        5,443,907
                                                                                                          --------------
                                                                                                               6,329,195
------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.2%
         235,000       Apache County, AZ IDA (Tucson Electric Power
                       Company)                                             5.875            03/01/2033          235,052
------------------------------------------------------------------------------------------------------------------------
       7,000,000       AZ Health Facilities Authority (American
                       Baptist Estates)                                     7.750            11/15/2033        7,873,670
------------------------------------------------------------------------------------------------------------------------
         520,000       Coconino County, AZ Pollution Control (Nevada
                       Power Company)                                       6.375            10/01/2036          531,544
------------------------------------------------------------------------------------------------------------------------
         810,000       Estrella, AZ Mountain Ranch Community
                       Facilities District                                  5.625            07/15/2025          791,078
------------------------------------------------------------------------------------------------------------------------
         400,000       Estrella, AZ Mountain Ranch Community
                       Facilities District                                  5.800            07/15/2030          390,980
------------------------------------------------------------------------------------------------------------------------
       3,950,000       Maricopa County, AZ IDA (Christian Care
                       Apartments)                                          6.500            01/01/2036        3,923,693
------------------------------------------------------------------------------------------------------------------------
         310,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750            11/01/2018          280,076
------------------------------------------------------------------------------------------------------------------------
         490,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750            05/01/2031          416,574
------------------------------------------------------------------------------------------------------------------------
       3,820,000       Maricopa County, AZ IDA (Sun King Apartments)        9.500            11/01/2031        3,811,596
------------------------------------------------------------------------------------------------------------------------
       4,375,000       Maricopa County, AZ Pollution Control ROLs 2        10.587 3          08/01/2033        4,365,725
------------------------------------------------------------------------------------------------------------------------
          50,000       Navajo County, AZ IDA (Stone Container Corp.)        7.400            04/01/2026           51,379
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Phoenix, AZ IDA (America West Airlines)              6.250            06/01/2019        1,588,120
------------------------------------------------------------------------------------------------------------------------
       8,825,000       Phoenix, AZ IDA (Escala Central) 1                   4.900            10/01/2044        8,494,239
------------------------------------------------------------------------------------------------------------------------
       1,750,000       Phoenix, AZ IDA (Royal Paper Converting)             7.000            03/01/2014        1,683,920
------------------------------------------------------------------------------------------------------------------------
         170,000       Pima County, AZ Devel. Authority (Tucson
                       Electric Power Company)                              6.100            09/01/2025          170,007
------------------------------------------------------------------------------------------------------------------------
       1,385,000       Pima County, AZ IDA (Basis School)                   7.375            07/01/2034        1,420,387
------------------------------------------------------------------------------------------------------------------------
       1,150,000       Pima County, AZ IDA (Columbus Village)               6.000            10/20/2031        1,197,829
------------------------------------------------------------------------------------------------------------------------
       4,585,000       Pima County, AZ IDA (Columbus Village)               6.050            10/20/2041        4,769,088
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Pima County, AZ IDA (Desert Tech Schools)            7.000            02/01/2024        1,010,130
------------------------------------------------------------------------------------------------------------------------
       1,200,000       San Luis, AZ Facility Devel. Corp. (Regional
                       Detention Center)                                    7.250            05/01/2027        1,169,460
------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$      1,200,000       Tucson & Pima Counties, AZ IDA (Single Family
                       Mtg.)                                                6.000%           07/01/2021   $    1,228,080
------------------------------------------------------------------------------------------------------------------------
         210,000       Tucson & Pima Counties, AZ IDA (Single Family
                       Mtg.)                                                6.200            01/01/2034          211,044
------------------------------------------------------------------------------------------------------------------------
       1,685,000       Tucson & Pima Counties, AZ IDA (Single Family
                       Mtg.)                                                6.350            01/01/2034        1,730,529
                                                                                                          --------------
                                                                                                              47,344,200
------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
         945,000       Little River County, AR (Georgia-Pacific Corp.)      5.600            10/01/2026          953,033
------------------------------------------------------------------------------------------------------------------------
       2,160,000       North Little Rock, AR Residential Hsg.
                       Facilities Board RITES 1,2                          12.077 3          02/20/2017        2,368,440
                                                                                                          --------------
                                                                                                               3,321,473
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.4%
       2,500,000       CA County Tobacco Securitization Agency (TASC)       5.500            06/01/2033        2,578,450
------------------------------------------------------------------------------------------------------------------------
         680,000       CA County Tobacco Securitization Agency (TASC)       5.750            06/01/2029          710,797
------------------------------------------------------------------------------------------------------------------------
       2,610,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2035        2,747,103
------------------------------------------------------------------------------------------------------------------------
       7,285,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043        7,665,568
------------------------------------------------------------------------------------------------------------------------
       2,375,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043        2,666,484
------------------------------------------------------------------------------------------------------------------------
       5,105,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043        5,731,537
------------------------------------------------------------------------------------------------------------------------
       1,605,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2038        1,700,465
------------------------------------------------------------------------------------------------------------------------
       2,930,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2042        3,104,276
------------------------------------------------------------------------------------------------------------------------
         155,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2043          164,219
------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA County Tobacco Securitization Agency (TASC)       6.125            06/01/2038        5,332,200
------------------------------------------------------------------------------------------------------------------------
       2,250,000       CA GO ROLs 2                                        10.223 3          12/01/2018        2,280,645
------------------------------------------------------------------------------------------------------------------------
       5,250,000       CA GO ROLs 2                                        10.831 3          12/01/2025        5,240,130
------------------------------------------------------------------------------------------------------------------------
      14,375,000       CA GO ROLs 1,2                                      11.440 3          12/01/2036       14,702,463
------------------------------------------------------------------------------------------------------------------------
       2,720,000       CA Golden State Tobacco Securitization Corp.         5.500            06/01/2043        3,009,245
------------------------------------------------------------------------------------------------------------------------
       3,655,000       CA Golden State Tobacco Securitization Corp.         6.250            06/01/2033        4,016,406
------------------------------------------------------------------------------------------------------------------------
      13,180,000       CA Golden State Tobacco Securitization Corp.         6.625            06/01/2040       14,885,228
------------------------------------------------------------------------------------------------------------------------
      30,195,000       CA Golden State Tobacco Securitization Corp.         6.750            06/01/2039       34,444,946
------------------------------------------------------------------------------------------------------------------------
      24,500,000       CA Golden State Tobacco Securitization Corp.
                       (TASC) 1                                             5.000            06/01/2045       24,582,320
------------------------------------------------------------------------------------------------------------------------
       1,510,000       CA Golden State Tobacco Securitization Corp.
                       (TASC)                                               7.875            06/01/2042        1,844,601
------------------------------------------------------------------------------------------------------------------------
       7,320,000       CA Golden State Tobacco Securitization Corp.
                       RITES 1,2                                           10.677 3          06/01/2043       10,433,635
------------------------------------------------------------------------------------------------------------------------
       6,800,000       CA Golden State Tobacco Securitization Corp.
                       RITES 1,2                                           11.711 3          06/01/2043        9,692,448
------------------------------------------------------------------------------------------------------------------------
      40,000,000       CA Golden State Tobacco Securitization Corp.
                       ROLs 2                                              11.231 3          06/01/2045       40,536,800
------------------------------------------------------------------------------------------------------------------------
       6,250,000       CA Pollution Control Financing Authority
                       (Browning-Ferris Industries) 1                       6.750            09/01/2019        6,293,438
------------------------------------------------------------------------------------------------------------------------
      25,575,000       CA Pollution Control Financing Authority
                       (Browning-Ferris Industries) 1                       6.875            11/01/2027       25,694,435
------------------------------------------------------------------------------------------------------------------------
       4,880,000       CA Statewide CDA (Aspire Public Schools) 1           7.250            08/01/2031        4,953,298
------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA Statewide CDA (Daughters of Charity)              5.250            07/01/2035        5,075,750
------------------------------------------------------------------------------------------------------------------------
       9,000,000       CA Statewide CDA (East Valley Tourist)               9.250            10/01/2020        9,829,080
------------------------------------------------------------------------------------------------------------------------
      19,000,000       CA Statewide CDA (East Valley Tourist)              11.000            10/01/2020       19,363,660
------------------------------------------------------------------------------------------------------------------------
       3,000,000       CA Statewide CDA (Elder Care Alliance)               8.250            11/15/2032        3,119,730
------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$     14,400,000       CA Statewide CDA (Fairfield Apartments)              7.250%           01/01/2035   $   14,424,336
------------------------------------------------------------------------------------------------------------------------
      52,724,000       CA Statewide CDA (United Airlines) 4                 5.700            10/01/2033       24,912,617
------------------------------------------------------------------------------------------------------------------------
       4,500,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2037        4,765,005
------------------------------------------------------------------------------------------------------------------------
       1,405,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2043        1,487,740
------------------------------------------------------------------------------------------------------------------------
         100,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2043          105,889
------------------------------------------------------------------------------------------------------------------------
       3,995,000       CA Valley Health System COP                          6.875            05/15/2023        4,000,114
------------------------------------------------------------------------------------------------------------------------
       1,385,000       Lathrop, CA Special Tax Community Facilities
                       District No. 03-2                                    7.000            09/01/2033        1,431,010
------------------------------------------------------------------------------------------------------------------------
       3,250,000       Long Beach, CA Harbor DRIVERS 2                     11.799 3          05/15/2027        3,756,350
------------------------------------------------------------------------------------------------------------------------
       5,700,000       Los Angeles, CA Regional Airports Improvement
                       Corp. (Air Canada)                                   8.750            10/01/2014        5,578,134
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Los Angeles, CA Regional Airports Improvement
                       Corp. (American Airlines)                            7.500            12/01/2024        9,860,600
------------------------------------------------------------------------------------------------------------------------
       1,135,000       Los Angeles, CA Regional Airports Improvement
                       Corp. (Delta Airlines) 4                             6.350            11/01/2025          853,123
------------------------------------------------------------------------------------------------------------------------
       8,500,000       Los Angeles, CA Regional Airports Improvement
                       Corp. (Delta-Continental Airlines)                   9.250            08/01/2024        8,552,275
------------------------------------------------------------------------------------------------------------------------
       9,800,000       Northern CA Tobacco Securitization Authority
                       (TASC)                                               5.375            06/01/2041        9,987,670
------------------------------------------------------------------------------------------------------------------------
       1,565,000       Northern CA Tobacco Securitization Authority
                       (TASC), Series A                                     5.250            06/01/2031        1,583,780
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Riverside County, CA Public Financing Authority      5.000            10/01/2035        5,103,700
------------------------------------------------------------------------------------------------------------------------
       4,670,000       Riverside County, CA Public Financing Authority      5.000            10/01/2037        4,761,299
------------------------------------------------------------------------------------------------------------------------
       2,200,000       San Diego County, CA COP                             5.700            02/01/2028        2,125,310
------------------------------------------------------------------------------------------------------------------------
       5,025,000       Southern CA Tobacco Securitization Authority
                       (TASC)                                               5.500            06/01/2036        5,164,243
------------------------------------------------------------------------------------------------------------------------
       8,550,000       Southern CA Tobacco Securitization Authority
                       (TASC)                                               5.625            06/01/2043        8,882,681
------------------------------------------------------------------------------------------------------------------------
       8,335,000       Southern CA Tobacco Securitization Authority
                       (TASC) 1                                             6.000            06/01/2043        8,615,556
------------------------------------------------------------------------------------------------------------------------
       2,680,000       Val Verde, CA Unified School District Special
                       Tax                                                  5.450            09/01/2036        2,699,564
                                                                                                          --------------
                                                                                                             401,050,353
------------------------------------------------------------------------------------------------------------------------
COLORADO--2.8%
       5,000,000       Arista, CO Metropolitan District                     6.750            12/01/2035        5,086,950
------------------------------------------------------------------------------------------------------------------------
       1,620,000       Beacon Point, CO Metropolitan District               6.125            12/01/2025        1,625,330
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Beacon Point, CO Metropolitan District               6.250            12/01/2035        2,002,820
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Castle Oaks, CO Metropolitan District                6.000            12/01/2025          982,210
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Castle Oaks, CO Metropolitan District                6.125            12/01/2035        1,469,640
------------------------------------------------------------------------------------------------------------------------
       6,000,000       Central Marksheffel, CO Metropolitan District        7.250            12/01/2029        6,447,180
------------------------------------------------------------------------------------------------------------------------
      24,295,000       CO Educational & Cultural Facilities Authority       6.000            07/01/2042       23,878,827
------------------------------------------------------------------------------------------------------------------------
       2,000,000       CO Educational & Cultural Facilities Authority
                       (Colorado Lutheran High School Assoc.) 1             7.625            06/01/2034        2,107,120
------------------------------------------------------------------------------------------------------------------------
         720,000       CO Hsg. & Finance Authority                          6.400            11/01/2024          734,414
------------------------------------------------------------------------------------------------------------------------
         970,000       CO Hsg. & Finance Authority                          6.450            04/01/2030        1,004,755
------------------------------------------------------------------------------------------------------------------------
       1,040,000       CO Hsg. & Finance Authority                          7.000            02/01/2030        1,118,853
------------------------------------------------------------------------------------------------------------------------
         205,000       CO Hsg. & Finance Authority                          7.050            04/01/2031          218,846
------------------------------------------------------------------------------------------------------------------------
         815,000       CO Hsg. & Finance Authority                          7.050            04/01/2031          870,045
------------------------------------------------------------------------------------------------------------------------
         580,000       CO Hsg. & Finance Authority                          8.400            10/01/2021          621,853
------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
$         55,000       CO Hsg. & Finance Authority (Single Family)          6.800%           04/01/2030   $       56,570
------------------------------------------------------------------------------------------------------------------------
         134,000       CO Hsg. & Finance Authority (Single Family)          7.250            05/01/2027          136,271
------------------------------------------------------------------------------------------------------------------------
         600,000       CO Hsg. & Finance Authority (Single Family),
                       Series C-2                                           6.600            08/01/2032          620,382
------------------------------------------------------------------------------------------------------------------------
         685,000       CO Hsg. & Finance Authority, Series C-2              6.875            11/01/2028          706,351
------------------------------------------------------------------------------------------------------------------------
       4,535,000       Colorado Springs, CO Utilities ROLs 1,2             11.398 3          11/15/2043        4,852,904
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Denver, CO City & County Airport DRIVERS 2          10.969 3          05/15/2013        2,271,120
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Denver, CO City & County Airport Special
                       Facilities (United Air Lines) 4                      6.875            10/01/2032        1,834,220
------------------------------------------------------------------------------------------------------------------------
       3,200,000       Denver, CO Urban Renewal Authority                   9.125            09/01/2017        3,343,168
------------------------------------------------------------------------------------------------------------------------
       2,475,000       Elkhorn Ranch, CO Metropolitan District              6.375            12/01/2035        2,440,598
------------------------------------------------------------------------------------------------------------------------
       3,625,000       High Plains, CO Metropolitan District                6.125            12/01/2025        3,630,184
------------------------------------------------------------------------------------------------------------------------
       5,625,000       High Plains, CO Metropolitan District                6.250            12/01/2035        5,632,931
------------------------------------------------------------------------------------------------------------------------
       3,725,000       Highline Business Improvement District
                       (Littleton, CO) 2,4                                  5.250            12/15/2019        2,520,819
------------------------------------------------------------------------------------------------------------------------
      11,000,000       Lincoln Park, CO Metropolitan District               7.750            12/01/2026       11,977,790
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Southlands, CO Medical District                      7.000            12/01/2024        1,088,530
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Southlands, CO Medical District                      7.125            12/01/2034        2,174,060
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Wheatlands, CO Metropolitan District                 6.125            12/01/2035        2,003,300
------------------------------------------------------------------------------------------------------------------------
      10,500,000       Woodmen Heights, CO Metropolitan District            7.000            12/01/2030       10,681,965
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Wyndham Hill, CO Metropolitan District               6.250            12/01/2025        1,006,250
------------------------------------------------------------------------------------------------------------------------
       2,450,000       Wyndham Hill, CO Metropolitan District               6.375            12/01/2035        2,466,293
                                                                                                          --------------
                                                                                                             107,612,549
------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.1%
       1,500,000       CT Devel. Authority Airport Facility (Learjet)       7.950            04/01/2026        1,793,010
------------------------------------------------------------------------------------------------------------------------
       1,650,000       CT Resource Recovery Authority
                       (Browning-Ferris Industries)                         6.450            11/15/2022        1,674,338
                                                                                                          --------------
                                                                                                               3,467,348
------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
         200,000       DE Hsg. (Multifamily)                                7.000            05/01/2025          201,538
------------------------------------------------------------------------------------------------------------------------
         200,000       New Castle County, DE Pollution Control
                       (General Motors Corp.)                               6.000 5          10/01/2008          200,000
                                                                                                          --------------
                                                                                                                 401,538
------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.4%
          85,000       District of Columbia HFA (Benning Road
                       Apartments)                                          6.300            01/01/2012           85,468
------------------------------------------------------------------------------------------------------------------------
       2,595,000       District of Columbia HFA RITES 2                    10.467 3          12/01/2021        2,439,923
------------------------------------------------------------------------------------------------------------------------
         100,000       District of Columbia Tobacco Settlement
                       Financing Corp.                                      6.250            05/15/2024          106,816
------------------------------------------------------------------------------------------------------------------------
       3,295,000       District of Columbia Tobacco Settlement
                       Financing Corp.                                      6.500            05/15/2033        3,819,235
------------------------------------------------------------------------------------------------------------------------
      27,680,000       District of Columbia Tobacco Settlement
                       Financing Corp. 1                                    6.750            05/15/2040       30,440,526
------------------------------------------------------------------------------------------------------------------------
       2,055,000       Metropolitan Washington, D.C. Airport
                       Authority DRIVERS 2                                 11.479 3          10/01/2011        2,258,281
------------------------------------------------------------------------------------------------------------------------
       5,575,000       Metropolitan Washington, D.C. Airport
                       Authority ROLs 2                                    12.292 3          10/01/2032        6,198,397
------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
$      6,580,000       Metropolitan Washington, D.C. Airport
                       Authority, Series A 2                               12.292% 3         10/01/2020   $    6,810,761
                                                                                                          --------------
                                                                                                              52,159,407
------------------------------------------------------------------------------------------------------------------------
FLORIDA--5.7%
       6,265,000       Aberdeen, FL Community Devel. District               5.500            05/01/2036        6,288,181
------------------------------------------------------------------------------------------------------------------------
          25,000       Alachua County, FL Health Facilities Authority
                       (Shands Teaching Hospital and Clinics)               5.800            12/01/2026           26,067
------------------------------------------------------------------------------------------------------------------------
       2,200,000       Beacon, FL Tradeport Community Devel. District       7.250            05/01/2033        2,367,816
------------------------------------------------------------------------------------------------------------------------
       2,750,000       Beacon, FL Tradeport Community Devel. District
                       RITES 2                                             12.142 3          05/01/2032        3,501,575
------------------------------------------------------------------------------------------------------------------------
       7,625,000       Bonnet Creek, FL Resort Community Devel.
                       District Special Assessment                          7.500            05/01/2034        8,377,816
------------------------------------------------------------------------------------------------------------------------
          25,000       Dade County, FL HFA (Siesta Pointe Apartments)       5.750            09/01/2029           25,511
------------------------------------------------------------------------------------------------------------------------
       1,955,000       Dade County, FL IDA (Miami Cerebral Palsy
                       Residence)                                           8.000            06/01/2022        1,994,569
------------------------------------------------------------------------------------------------------------------------
       1,250,000       FL Capital Projects Finance Authority (Waste
                       Corp. of America)                                    9.000            09/01/2020        1,195,763
------------------------------------------------------------------------------------------------------------------------
          50,000       FL Capital Projects Finance Authority CCRC
                       (Glenridge on Palmer Ranch)                          7.625            06/01/2032           52,189
------------------------------------------------------------------------------------------------------------------------
       8,485,000       FL Capital Projects Finance Authority CCRC
                       (Glenridge on Palmer Ranch)                          8.000            06/01/2032        9,374,313
------------------------------------------------------------------------------------------------------------------------
         710,000       FL Capital Trust Agency (American Opportunity)       8.250            12/01/2038          715,282
------------------------------------------------------------------------------------------------------------------------
      24,600,000       FL Capital Trust Agency (Seminole Tribe
                       Convention) 1                                        8.950            10/01/2033       30,482,598
------------------------------------------------------------------------------------------------------------------------
      28,210,000       FL Capital Trust Agency Multifamily Affordable
                       Hsg., Series C                                       8.125            10/01/2038       27,887,842
------------------------------------------------------------------------------------------------------------------------
       2,000,000       FL City Center Community Devel. District             6.125            05/01/2036        1,989,060
------------------------------------------------------------------------------------------------------------------------
         260,000       FL HFA (Multifamily Hsg.), Series I                  6.625            07/01/2028          252,556
------------------------------------------------------------------------------------------------------------------------
         570,000       FL HFA (Multifamily Hsg.), Series I-1                6.100            01/01/2009          571,676
------------------------------------------------------------------------------------------------------------------------
          10,000       FL HFC (Stonebridge Landings Apartments)             5.200            08/01/2031           10,112
------------------------------------------------------------------------------------------------------------------------
       1,655,000       FL HFC (Tallahassee Augustine Club Apartments)       8.250            10/01/2030        1,529,965
------------------------------------------------------------------------------------------------------------------------
       5,220,000       FL HFC (Westchase Apartments)                        6.610            07/01/2038        4,518,014
------------------------------------------------------------------------------------------------------------------------
         665,000       Grand Haven, FL Community Devel. District
                       Special Assessment, Series B                         6.900            05/01/2019          673,652
------------------------------------------------------------------------------------------------------------------------
       4,185,000       Highlands, FL Community Devel. District              5.550            05/01/2036        4,195,714
------------------------------------------------------------------------------------------------------------------------
       2,255,000       Hillsborough County, FL Hsg. & Finance
                       Authority (Gardens at South Bay Apartments)
                       ROLs 2                                              10.264 3          07/01/2022        2,031,033
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Hillsborough County, FL IDA (National Gypsum
                       Company)                                             7.125            04/01/2030        2,219,840
------------------------------------------------------------------------------------------------------------------------
       9,250,000       Hillsborough County, FL IDA (Senior Care
                       Group) 1                                             6.700            07/01/2021        9,432,225
------------------------------------------------------------------------------------------------------------------------
       3,500,000       Hillsborough County, FL IDA (Senior Care Group)      6.750            07/01/2029        3,550,435
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Jacksonville, FL Economic Devel. Corp. (Met
                       Packaging Solutions)                                 5.500            10/01/2030        3,145,920
------------------------------------------------------------------------------------------------------------------------
       4,500,000       Jacksonville, FL Health Facilities Authority
                       ROLs 1,2                                            12.412 3          11/15/2032        5,060,070
------------------------------------------------------------------------------------------------------------------------
       1,225,000       Keys Cove, FL Community Devel. District              5.875            05/01/2035        1,265,719
------------------------------------------------------------------------------------------------------------------------
       1,800,000       Madison County, FL Mtg. (Twin Oaks)                  6.000            07/01/2025        1,764,432
------------------------------------------------------------------------------------------------------------------------
      14,090,000       Martin County, FL IDA (Indiantown
                       Cogeneration) 1                                      7.875            12/15/2025       14,197,648
------------------------------------------------------------------------------------------------------------------------
         670,000       Martin County, FL IDA (Indiantown Cogeneration)      8.050            12/15/2025          678,388
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Miami Beach, FL Health Facilities Authority
                       (Mt. Sinai Medical Center)                           6.700            11/15/2019        1,089,720
------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$        500,000       Miami Beach, FL Health Facilities Authority
                       (Mt. Sinai Medical Center)                           6.800%           11/15/2031   $      541,070
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Miami, FL Health Facilities Authority (Mercy
                       Hospital) IRS                                        7.570 3          08/15/2015        2,044,680
------------------------------------------------------------------------------------------------------------------------
         700,000       Mira Lago West, FL Community Devel. District         5.375            05/01/2036          698,124
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Monterra, FL Community Devel. District Special
                       Assessment                                           5.500            05/01/2036        3,031,830
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Orange County, FL Health Facilities Authority
                       (Orlando Lutheran Towers)                            8.750            07/01/2026        1,595,295
------------------------------------------------------------------------------------------------------------------------
       6,020,000       Orange County, FL HFA (Dunwoodie Apartments)         6.500            07/01/2035        6,147,142
------------------------------------------------------------------------------------------------------------------------
         500,000       Orange County, FL Hsg. Finance Authority
                       (Seminole Pointe)                                    5.800            06/01/2032          494,955
------------------------------------------------------------------------------------------------------------------------
          20,000       Palm Beach County, FL HFA (Chelsea Commons)          5.900            06/01/2029           20,277
------------------------------------------------------------------------------------------------------------------------
         685,000       Palm Beach County, FL Multifamily (Boynton
                       Apartments) 4                                        8.000            01/01/2014          411,740
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Parkway Center, FL Community Devel. District,
                       Series A                                             6.300            05/01/2034        1,612,455
------------------------------------------------------------------------------------------------------------------------
          15,000       Pinellas County, FL Educational Facilities
                       Authority (Eckerd College)                           7.750            07/01/2014           15,022
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Portofino Isles, FL Community Devel. District
                       (Portofino Court)                                    5.600            05/01/2036        2,989,110
------------------------------------------------------------------------------------------------------------------------
       1,750,000       Reunion East, FL Community Devel. District           5.800            05/01/2036        1,792,910
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Reunion East, FL Community Devel. District,
                       Series A                                             7.375            05/01/2033       11,126,800
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Reunion West, FL Community Devel. District
                       Special Assessment                                   6.250            05/01/2036        2,099,320
------------------------------------------------------------------------------------------------------------------------
       3,965,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                          7.500            05/01/2010        3,932,209
------------------------------------------------------------------------------------------------------------------------
       5,880,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                          7.500            05/01/2015        5,773,160
------------------------------------------------------------------------------------------------------------------------
       1,145,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                          7.500            05/01/2021        1,112,608
------------------------------------------------------------------------------------------------------------------------
      10,395,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                          7.750            05/01/2021       10,355,187
------------------------------------------------------------------------------------------------------------------------
       4,475,000       Seminole County, FL IDA (Progressive Health)         7.500            03/01/2035        4,494,645
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Tern Bay, FL Community Devel. District               5.375            05/01/2037        3,993,960
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Town Center, FL at Palm Coast Community Devel.
                       District                                             6.000            05/01/2036        3,075,180
                                                                                                          --------------
                                                                                                             217,823,380
------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.6%
       3,000,000       Atlanta, GA Devel. Authority Student Hsg.
                       (ADA/CAU Partners) 1                                 6.250            07/01/2036        3,309,600
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Atlanta, GA Tax Allocation (Eastside)                5.600            01/01/2030        1,500,645
------------------------------------------------------------------------------------------------------------------------
         140,000       Atlanta, GA Urban Residential Finance
                       Authority (Spring Branch Apartments)                 8.500            04/01/2026          136,238
------------------------------------------------------------------------------------------------------------------------
         580,000       Brunswick & Glynn County, GA Devel. Authority
                       (Coastal Community Retirement Corp.)                 7.125            01/01/2025          607,683
------------------------------------------------------------------------------------------------------------------------
       7,695,000       Brunswick & Glynn County, GA Devel. Authority
                       (Coastal Community Retirement Corp.)                 7.250            01/01/2035        8,059,820
------------------------------------------------------------------------------------------------------------------------
       6,700,000       Burke County, GA Devel. Authority RITES 2            8.305 3          05/01/2034        5,955,496
------------------------------------------------------------------------------------------------------------------------
       1,775,000       Burke County, GA Devel. Authority ROLs 2             9.877 3          05/01/2034        1,577,762
------------------------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
$        150,000       Charlton County, GA Solid Waste Management
                       Authority (Chesser Island Road Landfill)             7.375%           04/01/2018   $      150,458
------------------------------------------------------------------------------------------------------------------------
          55,000       Cherokee County, GA Hospital Authority (RT
                       Jones Memorial Hospital)                             7.300            12/01/2013           55,189
------------------------------------------------------------------------------------------------------------------------
         485,000       Effingham County, GA Devel. Authority (Fort
                       James Corp.)                                         5.625            07/01/2018          485,015
------------------------------------------------------------------------------------------------------------------------
       2,065,000       GA Hsg. & Finance Authority ROLs 2                  10.689 3          12/01/2037        1,900,089
------------------------------------------------------------------------------------------------------------------------
      16,010,000       Gwinnett County, GA Hsg. Authority (Longwood
                       Vista Apartments) 1                                  4.950            03/01/2037       16,131,356
------------------------------------------------------------------------------------------------------------------------
         100,000       McDuffie County, GA County Devel. Authority
                       (Temple-Inland)                                      6.950            12/01/2023          112,667
------------------------------------------------------------------------------------------------------------------------
       3,475,000       Rockdale County, GA Devel. Authority (Visy
                       Paper)                                               7.400            01/01/2016        3,509,437
------------------------------------------------------------------------------------------------------------------------
      14,500,000       Rockdale County, GA Devel. Authority (Visy
                       Paper) 1                                             7.500            01/01/2026       14,643,695
------------------------------------------------------------------------------------------------------------------------
         425,000       Savannah, GA EDA (Skidway Health & Living
                       Services)                                            7.400            01/01/2024          450,160
------------------------------------------------------------------------------------------------------------------------
       2,450,000       Savannah, GA EDA (Skidway Health & Living
                       Services)                                            7.400            01/01/2034        2,572,819
                                                                                                          --------------
                                                                                                              61,158,129
------------------------------------------------------------------------------------------------------------------------
HAWAII--0.7%
       2,500,000       HI Department of Budget & Finance RITES 2            9.543 3          12/01/2022        2,707,600
------------------------------------------------------------------------------------------------------------------------
       2,125,000       HI Department of Budget & Finance RITES 2            9.939 3          09/01/2032        2,289,900
------------------------------------------------------------------------------------------------------------------------
      10,600,000       HI Department of Budget & Finance Special
                       Purpose (Kahala Nui)                                 8.000            11/15/2033       12,266,956
------------------------------------------------------------------------------------------------------------------------
       2,600,000       HI Department of Budget & Finance Special
                       Purpose (Kahala Senior Living Community)             7.875            11/15/2023        3,003,884
------------------------------------------------------------------------------------------------------------------------
       5,850,000       HI Department of Transportation (Continental
                       Airlines)                                            7.000            06/01/2020        5,261,256
                                                                                                          --------------
                                                                                                              25,529,596
------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
       3,000,000       ID Health Facilities Authority (Valley Vista
                       Care Corp.)                                          7.875            11/15/2022        3,012,780
------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.9%
       4,262,500       Bolingbrook, IL Will & Du Page Counties
                       Wastewater Facilities (Crossroads Treatment)         6.600            01/01/2035        4,257,044
------------------------------------------------------------------------------------------------------------------------
       8,000,000       Caseyville, IL Tax (Forest Lakes)                    7.000            12/30/2022        8,393,040
------------------------------------------------------------------------------------------------------------------------
       8,000,000       Centerpoint, IL Intermodal Center Program 1,6        8.000            06/15/2023        7,723,520
------------------------------------------------------------------------------------------------------------------------
      23,785,000       Chicago, IL O'Hare International Airport
                       (American Airlines)                                  8.200            12/01/2024       20,183,237
------------------------------------------------------------------------------------------------------------------------
       8,050,000       Chicago, IL O'Hare International Airport
                       RITES 2                                             13.528 3          01/01/2029       11,399,122
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Chicago, IL O'Hare International Airport ROLs 2     11.278 3          01/01/2034        2,071,560
------------------------------------------------------------------------------------------------------------------------
       1,375,000       Godfrey, IL (United Methodist Village)               5.875            11/15/2029          959,379
------------------------------------------------------------------------------------------------------------------------
          26,961       IL Devel. Finance Authority                          8.250            08/01/2012           23,735
------------------------------------------------------------------------------------------------------------------------
      23,540,000       IL Devel. Finance Authority (Citgo Petroleum
                       Corp.) 1                                             8.000            06/01/2032       26,613,382
------------------------------------------------------------------------------------------------------------------------
       3,195,000       IL Finance Authority (Bethel Terrace
                       Apartments)                                          5.375            09/01/2035        3,055,442
------------------------------------------------------------------------------------------------------------------------
       2,000,000       IL Finance Authority (Friendship Village
                       Schaumburg) 1                                        5.375            02/15/2025        1,998,640
------------------------------------------------------------------------------------------------------------------------
       2,000,000       IL Finance Authority (Friendship Village
                       Schaumburg) 1                                        5.625            02/15/2037        1,989,880
------------------------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$      1,500,000       IL Health Facilities Authority                       6.900%           11/15/2033   $    1,609,245
------------------------------------------------------------------------------------------------------------------------
       2,125,000       IL Health Facilities Authority RITES 2              10.201 3          02/15/2025        2,379,745
------------------------------------------------------------------------------------------------------------------------
          10,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                       Series A                                             7.100            07/01/2026           10,013
------------------------------------------------------------------------------------------------------------------------
       1,250,000       IL Hsg. Devel. Authority ROLs 2                      9.676 3          02/01/2024        1,167,800
------------------------------------------------------------------------------------------------------------------------
       1,000,000       IL Hsg. Devel. Authority ROLs 2                     10.284 3          02/01/2034          823,100
------------------------------------------------------------------------------------------------------------------------
         985,000       Lombard, IL Facilities Corp. ROLs 2                 12.372 3          01/01/2030        1,138,916
------------------------------------------------------------------------------------------------------------------------
       1,250,000       Lombard, IL Facilities Corp. ROLs 2                 12.372 3          01/01/2036        1,433,100
------------------------------------------------------------------------------------------------------------------------
       6,750,000       Lombard, IL Public Facilities Corp.
                       (Conference Center & Hotel) 1                        5.250            01/01/2036        6,997,118
------------------------------------------------------------------------------------------------------------------------
      13,635,000       Lombard, IL Public Facilities Corp.
                       (Conference Center & Hotel)                          7.125            01/01/2036       14,260,165
------------------------------------------------------------------------------------------------------------------------
         495,000       Peoria, IL Hsg. (Peoria Oak Woods Apartments)        7.750            10/15/2033          490,283
------------------------------------------------------------------------------------------------------------------------
       6,400,000       Quad Cities, IL Regional Economic Devel.
                       Authority (Pheasant Ridge Apartments)                6.375            08/01/2040        6,332,992
------------------------------------------------------------------------------------------------------------------------
      19,026,158       Robbins, IL Res Rec (Robbins Res Rec Partners)       7.250            10/15/2024       19,302,228
------------------------------------------------------------------------------------------------------------------------
       5,660,000       Volo Village, IL Special Service Area
                       (Remington Pointe)                                   6.450            03/01/2034        6,176,249
                                                                                                          --------------
                                                                                                             150,788,935
------------------------------------------------------------------------------------------------------------------------
INDIANA--1.2%
       2,175,000       East Chicago, IN Pollution Control (Ispat
                       Inland Steel Company)                                6.800            06/01/2013        2,161,145
------------------------------------------------------------------------------------------------------------------------
          25,000       Fort Wayne, IN Pollution Control (General
                       Motors Corp.)                                        6.200            10/15/2025           23,092
------------------------------------------------------------------------------------------------------------------------
      13,925,000       IN Devel. Finance Authority (Inland Steel) 1         7.250            11/01/2011       14,485,342
------------------------------------------------------------------------------------------------------------------------
       1,690,000       IN Health Facility Financing Authority RITES 2      11.665 3          11/01/2031        1,938,024
------------------------------------------------------------------------------------------------------------------------
       2,500,000       IN Health Facility Financing Authority RITES 2      11.677 3          11/01/2031        2,866,900
------------------------------------------------------------------------------------------------------------------------
         500,000       IN Pollution Control (General Motors Corp.)          5.625            04/01/2011          476,755
------------------------------------------------------------------------------------------------------------------------
      17,500,000       North Manchester, IN (Estelle Peabody Memorial
                       Home) 1                                              7.250            07/01/2033       18,171,475
------------------------------------------------------------------------------------------------------------------------
       7,120,000       Vincennes, IN Economic Devel. (Southwest
                       Indiana Regional Youth Village) 1                    6.250            01/01/2024        7,099,352
------------------------------------------------------------------------------------------------------------------------
          30,000       Wabash, IN Solid Waste Disposal (Jefferson
                       Smurfit Corp.)                                       7.500            06/01/2026           31,051
                                                                                                          --------------
                                                                                                              47,253,136
------------------------------------------------------------------------------------------------------------------------
IOWA--2.9%
         900,000       IA Finance Authority Retirement Community
                       (Friendship Haven)                                   6.125            11/15/2032          909,405
------------------------------------------------------------------------------------------------------------------------
      22,245,000       IA Tobacco Settlement Authority (TASC) 1             5.300            06/01/2025       22,583,346
------------------------------------------------------------------------------------------------------------------------
      85,880,000       IA Tobacco Settlement Authority (TASC)               5.600            06/01/2035       88,324,145
                                                                                                          --------------
                                                                                                             111,816,896
------------------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
       1,300,000       Lenexa, KS Multifamily Hsg. (Meadows
                       Apartments)                                          7.750            10/15/2035        1,322,308
------------------------------------------------------------------------------------------------------------------------
       1,940,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                       Family Mtg.)                                         5.900            06/01/2028        1,972,476
------------------------------------------------------------------------------------------------------------------------
       3,540,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                       Family Mtg.)                                         6.450            12/01/2033        3,714,734
------------------------------------------------------------------------------------------------------------------------
         445,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                       Family Mtg.)                                         7.600            12/01/2031          464,963
------------------------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
$      1,745,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                       Family)                                              6.875%           12/01/2026   $    1,803,388
------------------------------------------------------------------------------------------------------------------------
       1,110,000       Sedgwick & Shawnee Counties, KS Hsg. (Single
                       Family)                                              7.600            12/01/2031        1,159,795
                                                                                                          --------------
                                                                                                              10,437,664
------------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.7%
         890,000       Boone County, KY Pollution Control (Dayton
                       Power & Light Company)                               6.500            11/15/2022          901,116
------------------------------------------------------------------------------------------------------------------------
           5,000       Boone County, KY Pollution Control (Dayton
                       Power & Light Company)                               6.500            11/15/2022            5,013
------------------------------------------------------------------------------------------------------------------------
      26,635,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 4                                   6.125            02/01/2022       16,235,897
------------------------------------------------------------------------------------------------------------------------
      44,120,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 4                                   7.125            02/01/2021       27,399,402
------------------------------------------------------------------------------------------------------------------------
         150,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 4                                   7.250            02/01/2022           94,436
------------------------------------------------------------------------------------------------------------------------
      28,805,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 4                                   7.500            02/01/2012       18,171,922
------------------------------------------------------------------------------------------------------------------------
      31,040,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 4                                   7.500            02/01/2020       19,545,267
------------------------------------------------------------------------------------------------------------------------
       5,165,000       Kenton County, KY Airport Special Facilities
                       (Mesaba Aviation) 2                                  6.625            07/01/2019        3,512,200
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Kenton County, KY Airport Special Facilities
                       (Mesaba Aviation) 2                                  6.700            07/01/2029        3,400,000
------------------------------------------------------------------------------------------------------------------------
       2,735,000       Kuttawa, KY (1st Mortgage-GF/Kentucky)               6.750            03/01/2029        2,618,790
------------------------------------------------------------------------------------------------------------------------
       2,900,000       Morgantown, KY Solid Waste Disposal (Imco
                       Recycling)                                           6.000            05/01/2023        2,794,875
------------------------------------------------------------------------------------------------------------------------
       1,200,000       Morgantown, KY Solid Waste Disposal (Imco
                       Recycling)                                           7.450            05/01/2022        1,189,344
------------------------------------------------------------------------------------------------------------------------
       5,740,000       Morgantown, KY Solid Waste Disposal (Imco
                       Recycling)                                           7.650            05/01/2016        5,753,489
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Perry County, KY Solid Waste Disposal
                       (Weyerhaeuser Company) 1                             6.550            04/15/2027        2,099,880
                                                                                                          --------------
                                                                                                             103,721,631
------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.5%
       5,555,000       Calcasieu Parish, LA Industrial Devel. Board
                       Pollution Control (Gulf States Utilities
                       Company) 1                                           6.750            10/01/2012        5,566,554
------------------------------------------------------------------------------------------------------------------------
       1,400,000       Epps, LA COP 2                                       8.000            06/01/2018        1,432,228
------------------------------------------------------------------------------------------------------------------------
       3,790,000       LA CDA (Eunice Student Hsg. Foundation) 1            7.375            09/01/2033        3,427,866
------------------------------------------------------------------------------------------------------------------------
          15,000       LA HFA (Single Family Mtg.)                          7.800            12/01/2026           15,428
------------------------------------------------------------------------------------------------------------------------
         695,000       LA Local Government EF&CD Authority
                       (Oakleigh Apartments)                                8.500            06/01/2038          724,718
------------------------------------------------------------------------------------------------------------------------
       1,155,000       LA Local Government EF&CD Authority (Cypress
                       Apartments)                                          8.000            04/20/2028        1,143,669
------------------------------------------------------------------------------------------------------------------------
         525,000       LA Local Government EF&CD Authority (Sharlo
                       Apartments)                                          8.000            06/20/2028          519,776
------------------------------------------------------------------------------------------------------------------------
       8,000,000       LA Local Government EF&CD Authority (St. James
                       Place)                                               7.000            11/01/2029        8,128,800
------------------------------------------------------------------------------------------------------------------------
       6,000,000       LA Public Facilities Authority (Lake Charles
                       Memorial Hospital)                                   8.625            12/01/2030        6,375,120
------------------------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
$        210,000       LA Public Facilities Authority (Multi-family
                       Misson Ministries)                                   7.100%           09/01/2024   $      201,671
------------------------------------------------------------------------------------------------------------------------
       5,350,000       LA Public Facilities Authority (Progressive
                       Healthcare)                                          6.375            10/01/2028        4,976,356
------------------------------------------------------------------------------------------------------------------------
       1,875,000       LA Public Facilities Authority ROLs 2               11.398 3          05/15/2022        1,926,338
------------------------------------------------------------------------------------------------------------------------
     119,935,000       LA Tobacco Settlement Financing Corp. (TASC)         5.875            05/15/2039      125,147,375
------------------------------------------------------------------------------------------------------------------------
       9,580,000       LA Tobacco Settlement Financing Corp. (TASC),
                       Series B                                             5.500            05/15/2030        9,825,344
------------------------------------------------------------------------------------------------------------------------
          45,000       Lake Charles, LA Non-Profit HDC Section 8
                       (Chateau)                                            7.875            02/15/2025           46,327
------------------------------------------------------------------------------------------------------------------------
       1,965,000       New Orleans, LA Finance Authority (Single
                       Family Mtg.)                                         6.220 7          12/01/2032          368,850
------------------------------------------------------------------------------------------------------------------------
       2,925,000       New Orleans, LA Finance Authority (Single
                       Family Mtg.)                                         6.370 7          06/01/2032          543,992
------------------------------------------------------------------------------------------------------------------------
         350,000       New Orleans, LA HDC (Southwood Patio)                7.700            02/01/2022          356,227
------------------------------------------------------------------------------------------------------------------------
          85,000       West Feliciana Paris, LA Pollution Control
                       (Entergy Gulf States)                                5.800            12/01/2015           85,105
------------------------------------------------------------------------------------------------------------------------
         240,000       West Feliciana Paris, LA Pollution Control
                       (Entergy Gulf States)                                5.800            04/01/2016          241,642
                                                                                                          --------------
                                                                                                             171,053,386
------------------------------------------------------------------------------------------------------------------------
MAINE--1.3%
      34,955,000       ME Finance Authority Solid Waste Recycling
                       Facilities (Great Northern Paper) 1                  7.750            10/01/2022       35,552,731
------------------------------------------------------------------------------------------------------------------------
      10,000,000       ME Hsg. Authority 1                                  4.800            11/15/2036        9,791,100
------------------------------------------------------------------------------------------------------------------------
       1,340,000       ME State Hsg. Authority Mtg. ROLs 2                 11.847 3          11/15/2022        1,462,315
------------------------------------------------------------------------------------------------------------------------
          20,000       North Berwick, ME (Hussey Seating Company) 2         7.000            12/01/2013           20,471
------------------------------------------------------------------------------------------------------------------------
       4,800,000       Rumford, ME Pollution Control (Boise Cascade
                       Corp.)                                               6.625            07/01/2020        4,886,352
                                                                                                          --------------
                                                                                                              51,712,969
------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.3%
         977,000       Baltimore, MD Special Obligation (North Locust
                       Point)                                               5.500            09/01/2034          969,243
------------------------------------------------------------------------------------------------------------------------
       4,000,000       MD H&EFA (Vivista Medical Center)                    5.000            07/01/2037        4,040,360
------------------------------------------------------------------------------------------------------------------------
         320,000       MD Industrial Devel. Financing Authority (Our
                       Lady of Good Counsel)                                5.500            05/01/2020          321,526
------------------------------------------------------------------------------------------------------------------------
         850,000       MD Industrial Devel. Financing Authority (Our
                       Lady of Good Counsel)                                6.000            05/01/2035          867,136
------------------------------------------------------------------------------------------------------------------------
          15,000       Montgomery County, MD Hsg. Opportunities
                       Commission (Multifamily Mtg.), Series C              7.150            07/01/2023           15,018
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Prince Georges County, MD Special Obligation
                       (National Harbor)                                    5.200            07/01/2034        4,013,280
                                                                                                          --------------
                                                                                                              10,226,563
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.8%
         800,000       MA Devel. Finance Agency (Eastern Nazarene
                       College)                                             5.625            04/01/2019          805,888
------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Devel. Finance Agency (Eastern Nazarene
                       College)                                             5.625            04/01/2029          989,040
------------------------------------------------------------------------------------------------------------------------
       2,000,000       MA GO ROLs 2                                        11.398 3          08/01/2027        2,601,880
------------------------------------------------------------------------------------------------------------------------
       4,225,000       MA H&EFA (Emerson Hospital)                          5.000            08/15/2035        4,267,039
------------------------------------------------------------------------------------------------------------------------
       2,500,000       MA H&EFA RITES 2                                     9.805 3          08/15/2035        2,599,550
------------------------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
$     13,020,000       MA HFA RITES 1,2                                    10.839% 3         07/01/2025   $   14,219,663
------------------------------------------------------------------------------------------------------------------------
       5,640,000       MA HFA ROLs 2                                       11.338 3          07/01/2022        5,938,356
                                                                                                          --------------
                                                                                                              31,421,416
------------------------------------------------------------------------------------------------------------------------
MICHIGAN--3.4%
         310,000       Detroit, MI Hsg. Finance Corp. (Across The
                       Park Section 8 Elderly Hsg.)                         7.875            06/01/2010          310,822
------------------------------------------------------------------------------------------------------------------------
          95,000       Detroit, MI Local Devel. Finance Authority           5.500            05/01/2021           90,388
------------------------------------------------------------------------------------------------------------------------
       2,625,000       Kent, MI Hospital Finance Authority                  6.250            07/01/2040        2,830,039
------------------------------------------------------------------------------------------------------------------------
       2,475,000       MI Higher Education Student Loan Authority
                       RITES 1,2                                           11.339 3          09/01/2026        2,809,323
------------------------------------------------------------------------------------------------------------------------
       1,000,000       MI Job Devel. Authority Pollution Control
                       (General Motors Corp.)                               5.550            04/01/2009          955,230
------------------------------------------------------------------------------------------------------------------------
       5,000,000       MI Strageic Fund (Genesee Power Station)             7.500            01/01/2021        4,967,550
------------------------------------------------------------------------------------------------------------------------
       2,000,000       MI Strategic Fund Limited Obligation (Detroit
                       Edison) ROLs 2                                      13.306 3          06/01/2030        2,450,760
------------------------------------------------------------------------------------------------------------------------
         485,000       MI Strategic Fund Limited Obligation (Ford
                       Motor Company), Series A                             6.550            10/01/2022          470,047
------------------------------------------------------------------------------------------------------------------------
      15,930,000       MI Strategic Fund Pollution Control (General
                       Motors Corp.) 1                                      6.000 5          04/01/2008       15,930,000
------------------------------------------------------------------------------------------------------------------------
      26,940,000       MI Strategic Fund Pollution Control (General
                       Motors Corp.) 1                                      6.000 5          12/01/2008       26,940,000
------------------------------------------------------------------------------------------------------------------------
       4,785,000       MI Strategic Fund Pollution Control (General
                       Motors Corp.)                                        6.200            09/01/2020        4,498,857
------------------------------------------------------------------------------------------------------------------------
       2,640,000       Wayne Charter County, MI Airport Facilities
                       (Northwest Airlines) 2,4                             6.000            12/01/2029        1,448,700
------------------------------------------------------------------------------------------------------------------------
      15,190,000       Wayne County, MI Airport Authority 1                 4.750            12/01/2018       15,377,748
------------------------------------------------------------------------------------------------------------------------
      15,925,000       Wayne County, MI Airport Authority 1                 4.750            12/01/2019       16,032,335
------------------------------------------------------------------------------------------------------------------------
      31,195,000       Wayne County, MI Airport Authority 1                 5.000            12/01/2029       31,825,451
------------------------------------------------------------------------------------------------------------------------
       2,900,000       Wenonah Park Properties, MI (Bay City Hotel)         7.500            04/01/2033        2,733,453
                                                                                                          --------------
                                                                                                             129,670,703
------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.4%
       1,430,000       Burnsville, MN Commercial Devel. (Holiday Inn)       5.900            04/01/2008        1,419,061
------------------------------------------------------------------------------------------------------------------------
         475,000       Cuyuna Range, MN Hospital District Health
                       Facilities                                           5.200            06/01/2025          472,668
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Cuyuna Range, MN Hospital District Health
                       Facilities                                           5.500            06/01/2035        1,004,380
------------------------------------------------------------------------------------------------------------------------
       1,235,000       Mahtomedi, MN Multifamily (Briarcliff)               7.350            06/01/2036        1,267,147
------------------------------------------------------------------------------------------------------------------------
      30,530,000       Minneapolis & St. Paul, MN Metropolitan
                       Airports Commission (Northwest Airlines) 4           7.000            04/01/2025       19,539,200
------------------------------------------------------------------------------------------------------------------------
      12,400,000       Minneapolis & St. Paul, MN Metropolitan
                       Airports Commission (Northwest Airlines) 4           7.375            04/01/2025        7,936,000
------------------------------------------------------------------------------------------------------------------------
       8,150,000       Rochester, MN Hsg. (Wedum Shorewood Campus) 1        6.600            06/01/2036        8,438,266
------------------------------------------------------------------------------------------------------------------------
         690,000       Rochester, MN Multifamily Hsg. (Eastridge
                       Estates)                                             7.750            12/15/2034          689,510
------------------------------------------------------------------------------------------------------------------------
       1,700,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Brigecreek Senior Place)                            7.000            09/15/2037        1,700,051
------------------------------------------------------------------------------------------------------------------------
       2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Community of Peace Building Company)                7.875            12/01/2030        2,075,380
------------------------------------------------------------------------------------------------------------------------
       3,000,000       St. Paul, MN Hsg. & Redevel. Authority (Great
                       Northern Lofts)                                      6.250            03/01/2029        2,994,570
------------------------------------------------------------------------------------------------------------------------
       2,130,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                       Landing)                                             7.000            03/01/2029        2,111,597
------------------------------------------------------------------------------------------------------------------------


11          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
$      3,400,000       St. Paul, MN Port Authority (Healtheast Midway
                       Campus)                                              6.000%           05/01/2030   $    3,444,166
                                                                                                          --------------
                                                                                                              53,091,996
------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
         125,000       Claiborne County, MS Pollution Control (System
                       Energy Resources)                                    6.200            02/01/2026          127,149
------------------------------------------------------------------------------------------------------------------------
         320,000       Hinds County, MS Urban Renewal (The Lodge
                       Associates, Ltd.) 4                                  8.000            10/15/2022          193,702
------------------------------------------------------------------------------------------------------------------------
      12,450,000       MS Business Finance Corp. (System Energy
                       Resources) 1                                         5.875            04/01/2022       12,680,325
------------------------------------------------------------------------------------------------------------------------
       6,430,000       MS Business Finance Corp. (System Energy
                       Resources) 1                                         5.900            05/01/2022        6,548,955
------------------------------------------------------------------------------------------------------------------------
       4,375,000       MS Hospital Equipment & Facilities Authority
                       RITES 2                                              9.784 3          09/01/2024        4,394,250
                                                                                                          --------------
                                                                                                              23,944,381
------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%
      13,000,000       Branson, MO IDA (Branson Hills)                      7.050            05/01/2027       12,994,280
------------------------------------------------------------------------------------------------------------------------
       2,470,000       Branson, MO IDA (Branson Landing)                    5.500            06/01/2029        2,483,585
------------------------------------------------------------------------------------------------------------------------
       2,530,000       Clay County, MO IDA (Oak Creek)                      6.300            01/20/2038        2,719,902
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Kansas City, MO IDA (Plaza Library)                  5.900            03/01/2024          987,340
------------------------------------------------------------------------------------------------------------------------
       1,400,000       Kansas City, MO IDA (West Paseo)                     6.750            07/01/2036        1,403,640
------------------------------------------------------------------------------------------------------------------------
       3,915,000       MO Hsg. Devel. Commission (Mansion Apartments
                       Phase II)                                            6.170            04/01/2032        3,946,124
------------------------------------------------------------------------------------------------------------------------
       4,040,000       MO Hsg. Devel. Commission (Single Family Mtg.)       5.550            09/01/2034        4,178,976
------------------------------------------------------------------------------------------------------------------------
       2,500,000       St. Joseph, MO IDA (Living Community of St.
                       Joseph)                                              7.000            08/15/2032        2,661,500
------------------------------------------------------------------------------------------------------------------------
         750,000       St. Joseph, MO IDA (Shoppes at North Village)        5.375            11/01/2024          735,570
------------------------------------------------------------------------------------------------------------------------
       2,500,000       St. Joseph, MO IDA (Shoppes at North Village)        5.500            11/01/2027        2,470,150
------------------------------------------------------------------------------------------------------------------------
       2,355,000       St. Louis, MO IDA (Kiel Center Multipurpose
                       Arena) 1                                             7.750            12/01/2013        2,392,916
------------------------------------------------------------------------------------------------------------------------
      15,400,000       St. Louis, MO IDA (Kiel Center Multipurpose
                       Arena) 1                                             7.875            12/01/2024       15,663,340
                                                                                                          --------------
                                                                                                              52,637,323
------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
       6,800,000       MT Board of Investment Exempt Facilities
                       (Stillwater Mining Company) 1                        8.000            07/01/2020        7,064,316
------------------------------------------------------------------------------------------------------------------------
       1,910,000       MT Health Facilities Authority (Community
                       Medical Center)                                      6.375            06/01/2018        1,959,775
------------------------------------------------------------------------------------------------------------------------
         165,000       MT Higher Education Student Assistance Corp.         5.500            12/01/2031          168,432
                                                                                                          --------------
                                                                                                               9,192,523
------------------------------------------------------------------------------------------------------------------------
NEVADA--1.9%
      27,210,000       Clark County, NV Industrial Devel. (Nevada
                       Power Company)                                       5.900            10/01/2030       27,210,272
------------------------------------------------------------------------------------------------------------------------
       6,990,000       Clark County, NV Industrial Devel. (Nevada
                       Power Company), Series A                             5.900            11/01/2032        6,990,070
------------------------------------------------------------------------------------------------------------------------
       7,500,000       Clark County, NV Industrial Devel. (Southwest
                       Gas Corp.)                                           4.850            10/01/2035        7,363,725
------------------------------------------------------------------------------------------------------------------------
      16,150,000       Clark County, NV Industrial Devel. (Southwest
                       Gas Corp.), Series B 1                               5.000            12/01/2033       16,307,947
------------------------------------------------------------------------------------------------------------------------
       2,065,000       Clark County, NV Industrial Devel. RITES 2          11.739 3          12/01/2038        2,455,326
------------------------------------------------------------------------------------------------------------------------


12          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
$     10,000,000       Director of the State of NV Dept. of Business
                       & Industry (Las Ventanas Retirement) 1               7.000%           11/15/2034   $   10,316,700
------------------------------------------------------------------------------------------------------------------------
         135,000       Mesquite, NV Special Improvement District
                       (Canyon Creek)                                       5.400            08/01/2020          132,899
------------------------------------------------------------------------------------------------------------------------
         500,000       Mesquite, NV Special Improvement District
                       (Canyon Creek)                                       5.500            08/01/2025          489,640
                                                                                                          --------------
                                                                                                              71,266,579
------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
       2,265,000       NH Business Finance Authority (Air Cargo at
                       Pease)                                               6.750            04/01/2024        2,184,049
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NH H&EFA (Franklin Pierce College) 1                 6.050            10/01/2034        4,297,520
------------------------------------------------------------------------------------------------------------------------
       1,500,000       NH H&EFA (Southern New Hampshire University)         5.000            01/01/2030        1,510,320
------------------------------------------------------------------------------------------------------------------------
       3,000,000       NH H&EFA (Southern New Hampshire University) 1       5.000            01/01/2036        3,016,230
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NH HE&H Facilities Authority (New England
                       College)                                             5.750            03/01/2009          972,940
                                                                                                          --------------
                                                                                                              11,981,059
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--10.4%
         435,000       NJ EDA (American Airlines)                           7.100            11/01/2031          312,300
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Cascade Corp.)                               8.250            02/01/2026           99,993
------------------------------------------------------------------------------------------------------------------------
      24,000,000       NJ EDA (Cigarette Tax) 1                             5.500            06/15/2024       24,935,040
------------------------------------------------------------------------------------------------------------------------
       5,205,000       NJ EDA (Cigarette Tax)                               5.500            06/15/2031        5,357,611
------------------------------------------------------------------------------------------------------------------------
      19,205,000       NJ EDA (Cigarette Tax) 1                             5.750            06/15/2029       20,195,786
------------------------------------------------------------------------------------------------------------------------
       3,000,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2034        3,139,800
------------------------------------------------------------------------------------------------------------------------
         965,000       NJ EDA (Continental Airlines)                        5.500            04/01/2028          633,764
------------------------------------------------------------------------------------------------------------------------
      12,030,000       NJ EDA (Continental Airlines)                        6.250            09/15/2019       10,243,184
------------------------------------------------------------------------------------------------------------------------
      31,000,000       NJ EDA (Continental Airlines) 1                      6.250            09/15/2029       25,145,960
------------------------------------------------------------------------------------------------------------------------
      10,755,000       NJ EDA (Continental Airlines)                        6.400            09/15/2023        9,091,632
------------------------------------------------------------------------------------------------------------------------
         860,000       NJ EDA (Continental Airlines)                        6.625            09/15/2012          800,660
------------------------------------------------------------------------------------------------------------------------
      12,820,000       NJ EDA (Continental Airlines)                        7.000            11/15/2030       11,079,429
------------------------------------------------------------------------------------------------------------------------
      16,910,000       NJ EDA (Continental Airlines)                        7.200            11/15/2030       14,968,563
------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Continental Airlines)                        9.000            06/01/2033          103,725
------------------------------------------------------------------------------------------------------------------------
       1,600,000       NJ EDA (Empowerment Zone-Cumberland)                 7.750            08/01/2021        1,600,528
------------------------------------------------------------------------------------------------------------------------
       3,250,000       NJ EDA Retirement Community (Cedar Crest
                       Village)                                             7.250            11/15/2031        3,518,385
------------------------------------------------------------------------------------------------------------------------
       7,395,000       NJ EDA ROLs 1,2                                     12.437 3          12/15/2015       10,332,886
------------------------------------------------------------------------------------------------------------------------
       2,545,000       NJ Health Care Facilities Financing Authority
                       (Columbus Hospital)                                  7.500            07/01/2021        2,548,207
------------------------------------------------------------------------------------------------------------------------
       5,100,000       NJ Health Care Facilities Financing Authority
                       (Raritan Bay Medical Center)                         7.250            07/01/2027        5,241,780
------------------------------------------------------------------------------------------------------------------------
       1,125,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.750            06/01/2032        1,169,550
------------------------------------------------------------------------------------------------------------------------
      64,620,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.000            06/01/2037       67,522,730
------------------------------------------------------------------------------------------------------------------------
      88,750,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.125            06/01/2042       93,146,675
------------------------------------------------------------------------------------------------------------------------
      46,215,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2043       51,094,842
------------------------------------------------------------------------------------------------------------------------
      16,165,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.375            06/01/2032       17,945,413
------------------------------------------------------------------------------------------------------------------------
      12,590,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.750            06/01/2039       14,362,043
------------------------------------------------------------------------------------------------------------------------
       4,055,000       NJ Tobacco Settlement Financing Corp. (TASC)         7.000            06/01/2041        4,746,905
                                                                                                          --------------
                                                                                                             399,337,391
------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
       5,800,000       El Dorado, NM Area Water & Sanitation District       6.000            02/01/2025        5,692,352
------------------------------------------------------------------------------------------------------------------------
      10,800,000       Sandoval County, NM (Santa Ana Pueblo) 1             7.750            07/01/2015       11,159,208
------------------------------------------------------------------------------------------------------------------------


13          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
$      1,000,000       Ventana West, NM Public Improvement District
                       Special Levy                                         6.875%           08/01/2033   $    1,054,940
                                                                                                          --------------
                                                                                                              17,906,500
------------------------------------------------------------------------------------------------------------------------
NEW YORK--1.5%
       3,000,000       Albany, NY IDA (New Covenant Charter School)         7.000            05/01/2035        2,856,840
------------------------------------------------------------------------------------------------------------------------
      23,000,000       Erie County, NY IDA (Great Lakes)                    7.500            12/01/2025       22,628,090
------------------------------------------------------------------------------------------------------------------------
      13,000,000       Erie County, NY Tobacco Asset Securitization
                       Corp.                                                5.810 7          06/01/2047        1,049,360
------------------------------------------------------------------------------------------------------------------------
      56,000,000       Erie County, NY Tobacco Asset Securitization
                       Corp.                                                6.280 7          06/01/2050        3,103,520
------------------------------------------------------------------------------------------------------------------------
      62,000,000       Erie County, NY Tobacco Asset Securitization
                       Corp.                                                6.660 7          06/01/2055        2,307,020
------------------------------------------------------------------------------------------------------------------------
       2,825,000       NYC IDA (American Airlines)                          5.400            07/01/2019        1,865,178
------------------------------------------------------------------------------------------------------------------------
       3,815,000       NYC IDA (American Airlines)                          5.400            07/01/2020        2,475,782
------------------------------------------------------------------------------------------------------------------------
       7,055,000       NYC IDA (American Airlines)                          6.900            08/01/2024        5,210,329
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                       Partners)                                            5.750            10/01/2036        1,000,790
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYC IDA (Liberty-7 World Trade Center) 2             6.500            03/01/2035        2,137,300
------------------------------------------------------------------------------------------------------------------------
         500,000       NYC IDA Special Facilities (JFK International
                       Airport)                                             8.000            08/01/2012          508,005
------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.625            07/01/2019        5,365,100
------------------------------------------------------------------------------------------------------------------------
       1,350,000       Otsego County, NY IDA (Hartwick College)             6.000            07/01/2013        1,358,330
------------------------------------------------------------------------------------------------------------------------
       1,435,000       Otsego County, NY IDA (Hartwick College)             6.000            07/01/2014        1,436,033
------------------------------------------------------------------------------------------------------------------------
       1,520,000       Otsego County, NY IDA (Hartwick College)             6.000            07/01/2015        1,510,515
------------------------------------------------------------------------------------------------------------------------
       1,610,000       Otsego County, NY IDA (Hartwick College)             6.000            07/01/2016        1,586,832
                                                                                                          --------------
                                                                                                              56,399,024
------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
         600,000       Charlotte, NC Douglas International Airport
                       Special Facilities (US Airways)                      7.750            02/01/2028          516,084
------------------------------------------------------------------------------------------------------------------------
      10,420,000       Charlotte, NC Special Facilities
                       (Charlotte/Douglas International Airport)            5.600            07/01/2027        6,683,701
------------------------------------------------------------------------------------------------------------------------
      25,000,000       Gaston, NC IF&PCFA (National Gypsum)                 5.750            08/01/2035       25,925,000
------------------------------------------------------------------------------------------------------------------------
       1,400,000       NC Medical Care Commission (United Methodist)        5.500            10/01/2032        1,431,066
                                                                                                          --------------
                                                                                                              34,555,851
------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
       2,635,000       Richland County, ND Hsg. (Birchwood Properties)      6.750            05/01/2029        2,471,894
------------------------------------------------------------------------------------------------------------------------
OHIO--2.6%
       1,495,000       Butler County, OH Hsg. (Anthony Wayne
                       Apartments)                                          6.500            09/01/2030        1,406,541
------------------------------------------------------------------------------------------------------------------------
      13,495,000       Cleveland, OH Airport (Continental Airlines)         5.375            09/15/2027        9,758,504
------------------------------------------------------------------------------------------------------------------------
      13,295,000       Cleveland, OH Airport (Continental Airlines)         5.700            12/01/2019       10,448,541
------------------------------------------------------------------------------------------------------------------------
       3,680,000       Dublin, OH Industrial Devel. (Dublin Health
                       Care Corp.)                                          7.500            12/01/2016        3,771,264
------------------------------------------------------------------------------------------------------------------------
      18,480,000       Hamilton, OH Electric 1                              4.600            10/15/2020       18,654,082
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Moraine, OH Solid Waste Disposal (General
                       Motors Corp.)                                        5.650            07/01/2024        1,324,740
------------------------------------------------------------------------------------------------------------------------
         225,000       Moraine, OH Solid Waste Disposal (General
                       Motors Corp.)                                        6.750            07/01/2014          224,827
------------------------------------------------------------------------------------------------------------------------
       4,375,000       OH Air Quality Devel. Authority ROLs 2              10.587 3          01/01/2034        4,368,525
------------------------------------------------------------------------------------------------------------------------
          25,000       OH Environmental Facilities (Ford Motor
                       Company)                                             5.950            09/01/2029           23,031
------------------------------------------------------------------------------------------------------------------------
       2,410,000       OH HFA ROLs 2                                       10.487 3          09/01/2029        2,171,796
------------------------------------------------------------------------------------------------------------------------


14          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$      4,360,000       OH Pollution Control (General Motors Corp.)          6.000% 5         03/01/2006   $    4,360,000
------------------------------------------------------------------------------------------------------------------------
       2,175,000       OH Port Authority of Columiana County (A&L
                       Salvage)                                            14.500            07/01/2028        2,484,068
------------------------------------------------------------------------------------------------------------------------
      12,190,000       OH Solid Waste (General Motors Corp.) 1              6.300            12/01/2032       11,496,633
------------------------------------------------------------------------------------------------------------------------
      10,955,000       OH Water Devel. Authority (Water Quality) 1          4.750            12/01/2025       11,144,522
------------------------------------------------------------------------------------------------------------------------
      16,320,000       Port Authority of Columbiana, OH Solid Waste
                       (Apex Environmental)                                 7.250            08/01/2034       16,406,822
                                                                                                          --------------
                                                                                                              98,043,896
------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.0%
       2,635,000       Cleveland County, OK IDA (Vaughn Foods)              6.750            12/01/2012        2,648,175
------------------------------------------------------------------------------------------------------------------------
       2,365,000       Cleveland County, OK IDA (Vaughn Foods)              7.100            12/01/2024        2,383,187
------------------------------------------------------------------------------------------------------------------------
       2,015,000       Ellis County, OK Industrial Authority (W.B.
                       Johnston Grain of Shattuck)                          7.100            08/01/2023        2,116,213
------------------------------------------------------------------------------------------------------------------------
       2,760,000       Ellis County, OK Industrial Authority (W.B.
                       Johnston Grain of Shattuck)                          7.500            08/01/2023        2,940,835
------------------------------------------------------------------------------------------------------------------------
       3,825,000       Jackson County, OK Memorial Hospital Authority
                       (Jackson County Memorial)                            7.300            08/01/2015        3,886,085
------------------------------------------------------------------------------------------------------------------------
       9,000,000       OK Devel. Finance Authority (Doane Products
                       Company)                                             6.250            07/15/2023        8,308,620
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Oklahoma City, OK Industrial & Cultural
                       Facilities (Aero Obligated Group)                    6.750            01/01/2023        1,488,990
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Ottawa, OK Finance Authority (Doane Products
                       Company)                                             7.250            06/01/2017        2,836,560
------------------------------------------------------------------------------------------------------------------------
      10,500,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                            7.750            06/01/2035       10,516,485
                                                                                                          --------------
                                                                                                              37,125,150
------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
         320,000       OR Economic Devel. (Georgia-Pacific Corp.)           5.700            12/01/2025          319,792
------------------------------------------------------------------------------------------------------------------------
         280,000       OR Economic Devel. (Georgia-Pacific Corp.)           6.350            08/01/2025          280,210
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Port of Portland, OR Special Obligation (Delta
                       Air Lines) 4                                         6.200            09/01/2022          480,000
                                                                                                          --------------
                                                                                                               1,080,002
------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.5%
       7,000,000       GMAC Municipal Mortgage Trust 1,6                    5.500            10/31/2040        6,937,840
------------------------------------------------------------------------------------------------------------------------
      13,000,000       GMAC Municipal Mortgage Trust 1,6                    5.700            10/31/2040       12,931,620
                                                                                                          --------------
                                                                                                              19,869,460
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.1%
       1,250,000       Allegheny County, PA HDA (The Covenant at
                       South Hills)                                         8.750            02/01/2031          588,163
------------------------------------------------------------------------------------------------------------------------
       4,370,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2015        5,230,497
------------------------------------------------------------------------------------------------------------------------
       6,000,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2022        7,171,680
------------------------------------------------------------------------------------------------------------------------
      36,010,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                       9.250            11/15/2030       42,884,309
------------------------------------------------------------------------------------------------------------------------
         125,000       Beaver County, PA IDA (J. Ray McDermott &
                       Company)                                             6.800            02/01/2009          125,151
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Chester County, PA H&EFA (Jenners Pond)              7.750            07/01/2034        1,047,190
------------------------------------------------------------------------------------------------------------------------


15          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        340,000       Horsham, PA Industrial & Commercial Devel.
                       Authority (GF/Pennsylvania Property)                 7.375%           09/01/2008   $      336,733
------------------------------------------------------------------------------------------------------------------------
       5,040,000       Horsham, PA Industrial & Commercial Devel.
                       Authority (GF/Pennsylvania Property)                 8.375            09/01/2024        4,985,014
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lawrence County, PA IDA (Shenango Presbyterian
                       Center)                                              7.500            11/15/2031        1,023,220
------------------------------------------------------------------------------------------------------------------------
         485,000       New Morgan, PA IDA (Browning-Ferris Industries)      6.500            04/01/2019          481,799
------------------------------------------------------------------------------------------------------------------------
       5,000,000       PA EDFA (National Gypsum Company)                    6.250            11/01/2027        5,333,650
------------------------------------------------------------------------------------------------------------------------
      70,875,000       PA EDFA (Reliant Energy)                             6.750            12/01/2036       75,912,795
------------------------------------------------------------------------------------------------------------------------
      10,500,000       PA EDFA (Reliant Energy)                             6.750            12/01/2036       11,246,340
------------------------------------------------------------------------------------------------------------------------
      23,675,000       PA EDFA (Reliant Energy) 1                           6.750            12/01/2036       25,357,819
------------------------------------------------------------------------------------------------------------------------
       8,000,000       PA EDFA (Reliant Energy)                             6.750            12/01/2036        8,568,640
------------------------------------------------------------------------------------------------------------------------
       1,310,000       Philadelphia, PA Airport, Series A                   5.000            06/15/2023        1,344,663
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Philadelphia, PA Airport, Series A                   5.000            06/15/2024        2,049,800
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Philadelphia, PA Airport, Series A                   5.000            06/15/2025        2,045,140
                                                                                                          --------------
                                                                                                             195,732,603
------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--3.2%
      45,000,000       Central Falls, RI Detention Facility                 7.250            07/15/2035       46,787,850
------------------------------------------------------------------------------------------------------------------------
       2,000,000       RI Hsg. & Mtg. Finance Corp. RITES 2                10.208 3          10/01/2022        2,140,520
------------------------------------------------------------------------------------------------------------------------
      51,605,000       RI Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2042       54,634,730
------------------------------------------------------------------------------------------------------------------------
      17,925,000       RI Tobacco Settlement Financing Corp. (TASC),
                       Series A                                             6.125            06/01/2032       19,007,491
                                                                                                          --------------
                                                                                                             122,570,591
------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.8%
       1,510,000       Florence County, SC Industrial Devel. (Stone
                       Container Corp.)                                     7.375            02/01/2007        1,515,542
------------------------------------------------------------------------------------------------------------------------
       7,810,000       Greenville County, SC School District ROLs 1,2       9.847 3          12/01/2020        8,198,938
------------------------------------------------------------------------------------------------------------------------
      11,675,000       Newberry, SC Investing in Childrens Education
                       (Newberry County School District) 1                  5.000            12/01/2027       11,948,545
------------------------------------------------------------------------------------------------------------------------
       6,250,000       SC Connector 2000 Assoc. Toll Road, Series B         6.550 7          01/01/2020        2,860,813
------------------------------------------------------------------------------------------------------------------------
       8,500,000       SC Connector 2000 Assoc. Toll Road, Series B         6.620 7          01/01/2024        3,076,745
------------------------------------------------------------------------------------------------------------------------
       7,315,000       SC GO ROLs 1,2                                       8.878 3          08/01/2019        7,997,928
------------------------------------------------------------------------------------------------------------------------
       1,785,000       SC Hsg. Finance & Devel. Authority RITES 2           8.950 3          01/01/2023        1,850,831
------------------------------------------------------------------------------------------------------------------------
       2,800,000       SC Hsg. Finance & Devel. Authority ROLs 2           12.089 3          07/01/2034        2,976,512
------------------------------------------------------------------------------------------------------------------------
           5,000       SC Resource Authority Local Government Program       7.250            06/01/2020            5,016
------------------------------------------------------------------------------------------------------------------------
      18,840,000       SC Tobacco Settlement Management Authority,
                       Series B 1                                           6.375            05/15/2028       20,236,798
------------------------------------------------------------------------------------------------------------------------
       6,485,000       SC Tobacco Settlement Management Authority,
                       Series B                                             6.375            05/15/2030        7,363,004
------------------------------------------------------------------------------------------------------------------------
         110,000       York County, SC (Hoechst Celanese Corp.)             5.700            01/01/2024          105,722
------------------------------------------------------------------------------------------------------------------------
         330,000       York County, SC Pollution Control (Bowater)          7.400            01/01/2010          330,528
                                                                                                          --------------
                                                                                                              68,466,922
------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.2%
       1,000,000       Lower Brule, SD Sioux Tribe, Series B                5.500            05/01/2019          982,730
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lower Brule, SD Sioux Tribe, Series B                5.600            05/01/2020          985,090
------------------------------------------------------------------------------------------------------------------------
      36,920,000       SD Educational Enhancement Funding Corp.
                       Tobacco Settlement                                   6.500            06/01/2032       39,860,309
------------------------------------------------------------------------------------------------------------------------


16          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA CONTINUED
$      6,131,469       Sioux Falls, SD Economic Devel. (City Centre
                       Hotel)                                               7.000% 5         11/01/2016   $    5,998,048
                                                                                                          --------------
                                                                                                              47,826,177
------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
         985,000       Chattanooga, TN Health Educational & Hsg.
                       Board (Campus Devel. Foundation Phase I)             5.500            10/01/2020          976,549
------------------------------------------------------------------------------------------------------------------------
       1,800,000       Chattanooga, TN Health Educational & Hsg.
                       Board (Campus Devel. Foundation Phase I)             6.000            10/01/2035        1,817,028
------------------------------------------------------------------------------------------------------------------------
         400,000       Hamilton County, TN Industrial Devel. Board
                       (Park at 58)                                         6.700            03/01/2021          345,332
------------------------------------------------------------------------------------------------------------------------
       7,400,000       Maury County, TN Industrial Devel. Board
                       (General Motors Corp.)                               6.000 5          06/01/2027        7,400,000
------------------------------------------------------------------------------------------------------------------------
       7,000,000       Maury County, TN Industrial Devel. Board
                       (General Motors Corp.)                               6.000 5          09/01/2027        7,000,000
------------------------------------------------------------------------------------------------------------------------
      14,765,000       Maury County, TN Industrial Devel. Board
                       (General Motors Corp.) 1                             6.500            09/01/2024       14,377,566
------------------------------------------------------------------------------------------------------------------------
       4,355,000       McMinn County, TN Industrial Devel. Board
                       Pollution Control (Calhoun Newsprint)                7.625            03/01/2016        4,362,621
------------------------------------------------------------------------------------------------------------------------
       1,500,000       McMinn County, TN Industrial Devel. Board
                       Solid Waste (Calhoun Newsprint)                      7.400            12/01/2022        1,518,000
------------------------------------------------------------------------------------------------------------------------
         300,000       Memphis-Shelby County, TN Airport Authority
                       (Express Airlines)                                   6.125            12/01/2016          278,292
------------------------------------------------------------------------------------------------------------------------
       8,500,000       Metropolitan Knoxville, TN Airport Authority
                       (Northwest Airlines) 4                               8.000            04/01/2032        4,356,250
------------------------------------------------------------------------------------------------------------------------
         800,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                       Stonegate)                                           5.900            07/01/2018          617,952
------------------------------------------------------------------------------------------------------------------------
         655,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                       Stonegate)                                           6.000            07/01/2028          464,565
                                                                                                          --------------
                                                                                                              43,514,155
------------------------------------------------------------------------------------------------------------------------
TEXAS--11.6%
      32,615,000       Alliance Airport Authority, TX (American
                       Airlines)                                            7.500            12/01/2029       24,634,436
------------------------------------------------------------------------------------------------------------------------
       5,505,000       Alliance Airport Authority, TX (Federal
                       Express Corp.)                                       6.375            04/01/2021        5,670,425
------------------------------------------------------------------------------------------------------------------------
       2,150,000       Austin, TX Convention Enterprises (Convention
                       Center)                                              5.750            01/01/2032        2,227,809
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Austin, TX Convention Enterprises (Convention
                       Center) 1                                            6.000            01/01/2023        4,257,280
------------------------------------------------------------------------------------------------------------------------
         520,000       Austin, TX Convention Enterprises (Convention
                       Center)                                              6.700            01/01/2028          555,844
------------------------------------------------------------------------------------------------------------------------
         540,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                7.500            01/01/2013          547,214
------------------------------------------------------------------------------------------------------------------------
         800,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                8.000            01/01/2031          800,936
------------------------------------------------------------------------------------------------------------------------
       1,195,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                8.250            12/01/2037        1,211,204
------------------------------------------------------------------------------------------------------------------------
         975,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                9.250            12/01/2037          981,084
------------------------------------------------------------------------------------------------------------------------
         220,000       Bexar County, TX HFC (Honey Creek LLC)               8.000            04/01/2030          219,859
------------------------------------------------------------------------------------------------------------------------
       1,460,000       Bexar County, TX HFC (Perrin Square)                 9.750            11/20/2031        1,529,803
------------------------------------------------------------------------------------------------------------------------
      18,720,000       Brazos River Authority, TX (Centerpoint
                       Energy) 1                                            4.250            03/01/2017       18,594,389
------------------------------------------------------------------------------------------------------------------------
       3,150,000       Brazos River Authority, TX (TXU Energy Company)      6.750            10/01/2038        3,486,515
------------------------------------------------------------------------------------------------------------------------
       8,000,000       Brazos River Authority, TX (TXU Energy Company)      7.700            04/01/2033        9,484,240
------------------------------------------------------------------------------------------------------------------------
      17,500,000       Cambridge, TX Student Hsg. (Cambridge Student
                       Hsg. Devel.)                                         7.000            11/01/2039       17,547,600
------------------------------------------------------------------------------------------------------------------------
         885,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                  6.150            05/01/2029          819,882
------------------------------------------------------------------------------------------------------------------------


17          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$      3,630,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                  6.375%           05/01/2035   $    2,357,358
------------------------------------------------------------------------------------------------------------------------
      19,065,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                  7.250            11/01/2030       13,849,197
------------------------------------------------------------------------------------------------------------------------
          40,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                  8.250            11/01/2036           32,656
------------------------------------------------------------------------------------------------------------------------
      22,000,000       Dallas-Fort Worth, TX International Airport
                       Facility Improvement Corp.                           9.000            05/01/2029       20,398,840
------------------------------------------------------------------------------------------------------------------------
      45,945,000       Dallas-Fort Worth, TX International Airport
                       Facility Improvement Corp. 1                         9.125            05/01/2029       41,514,064
------------------------------------------------------------------------------------------------------------------------
       6,000,000       Dallas-Fort Worth, TX International Airport
                       RITES 2                                              9.666 3          11/01/2027        6,133,800
------------------------------------------------------------------------------------------------------------------------
       8,125,000       Dallas-Fort Worth, TX International Airport
                       ROLs 2                                              13.306 3          11/01/2033        9,764,788
------------------------------------------------------------------------------------------------------------------------
         450,000       Decatur, TX Hospital Authority (Wise Regional
                       Health System)                                       5.625            09/01/2013          447,854
------------------------------------------------------------------------------------------------------------------------
       7,240,000       El Paso, TX Health Facilities Devel. Corp.
                       (Bienvivir Senior Health Services)                   7.750            08/15/2031        7,895,075
------------------------------------------------------------------------------------------------------------------------
       6,000,000       El Paso, TX HFC (Single Family)                      6.180            04/01/2033        6,420,480
------------------------------------------------------------------------------------------------------------------------
          25,000       Galveston County, TX HFC                             6.200            10/01/2021           25,212
------------------------------------------------------------------------------------------------------------------------
       2,335,000       Galveston, TX HFC (Single Family)                    6.300            09/15/2031        2,426,462
------------------------------------------------------------------------------------------------------------------------
          10,000       Galveston, TX Special Contract (Farmers Export
                       Company)                                             6.750            05/01/2007            9,944
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Grapevine, TX IDC (Air Cargo)                        6.500            01/01/2024        1,038,990
------------------------------------------------------------------------------------------------------------------------
       4,660,000       Gulf Coast, TX IDA (Citgo Petroleum Corp.)           7.500            05/01/2025        5,263,610
------------------------------------------------------------------------------------------------------------------------
          75,000       Gulf Coast, TX Waste Disposal Authority (FMC
                       Corp.)                                               7.050            10/01/2009           76,423
------------------------------------------------------------------------------------------------------------------------
       1,410,000       Gulf Coast, TX Waste Disposal Authority
                       (International Paper Company)                        6.100            08/01/2024        1,489,947
------------------------------------------------------------------------------------------------------------------------
       5,950,000       Harris County, TX Industrial Devel. Corp.
                       (Continental Airlines)                               5.375            07/01/2019        4,607,442
------------------------------------------------------------------------------------------------------------------------
       2,000,000       HFDC of Central TX (Lutheran Social Services
                       of the South)                                        6.875            02/15/2032        2,090,180
------------------------------------------------------------------------------------------------------------------------
       4,000,000       HFDC of Central TX (Villa De San Antonio)            6.250            05/15/2036        4,046,400
------------------------------------------------------------------------------------------------------------------------
       6,170,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               5.700            07/15/2029        4,532,544
------------------------------------------------------------------------------------------------------------------------
       6,580,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               5.700            07/15/2029        4,833,734
------------------------------------------------------------------------------------------------------------------------
       8,350,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               6.125            07/15/2017        7,077,293
------------------------------------------------------------------------------------------------------------------------
       6,535,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               6.125            07/15/2027        5,158,337
------------------------------------------------------------------------------------------------------------------------
       5,855,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               6.125            07/15/2027        4,621,586
------------------------------------------------------------------------------------------------------------------------
      17,750,000       Houston, TX Airport Special Facilities
                       (Continental Airlines) 1                             6.750            07/01/2021       15,792,708
------------------------------------------------------------------------------------------------------------------------
      50,015,000       Houston, TX Airport Special Facilities
                       (Continental Airlines) 1                             6.750            07/01/2029       43,201,457
------------------------------------------------------------------------------------------------------------------------
         100,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               7.000            07/01/2029           89,004
------------------------------------------------------------------------------------------------------------------------
       1,260,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                               7.375            07/01/2022        1,183,052
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Houston, TX HFDC (Buckinham Senior Living
                       Community)                                           7.000            02/15/2026        1,643,925
------------------------------------------------------------------------------------------------------------------------


18          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$      5,000,000       Houston, TX HFDC (Buckinham Senior Living
                       Community)                                           7.125%           02/15/2034   $    5,469,900
------------------------------------------------------------------------------------------------------------------------
         135,000       Houston, TX IDC (Air Cargo)                          6.375            01/01/2023          139,286
------------------------------------------------------------------------------------------------------------------------
       4,200,000       Hutto, TX Independent School District ROLs 2        11.398 3          08/01/2037        4,648,980
------------------------------------------------------------------------------------------------------------------------
       2,200,000       IAH TX Public Facility Corp.                         7.750            05/01/2026        2,125,728
------------------------------------------------------------------------------------------------------------------------
       7,845,000       Lancaster, TX Independent School District            5.000            02/15/2035        8,052,657
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Lancaster, TX Independent School District GO
                       RITES 2                                             12.677 3          02/15/2034        3,541,700
------------------------------------------------------------------------------------------------------------------------
       9,000,000       Lewisville, TX GO                                    6.125            09/01/2029        9,751,950
------------------------------------------------------------------------------------------------------------------------
       1,790,000       Lubbock, TX HFC (Las Colinas Quail Creek
                       Apartments)                                          6.000            07/01/2032        1,816,904
------------------------------------------------------------------------------------------------------------------------
         140,000       Matagorda County, TX Navigation District
                       (Reliant Energy)                                     5.950            05/01/2030          142,464
------------------------------------------------------------------------------------------------------------------------
       1,350,000       Newton County, TX Public Facility Corp. 2            8.000            03/01/2019        1,371,614
------------------------------------------------------------------------------------------------------------------------
       2,250,000       North Central, TX HFDC (Northwest Senior Hsg.
                       Corp.)                                               7.500            11/15/2029        2,421,630
------------------------------------------------------------------------------------------------------------------------
       1,860,000       Nueces County, TX HFC (Dolphins Landing
                       Apartments)                                          6.875            07/01/2030        1,988,340
------------------------------------------------------------------------------------------------------------------------
          75,000       Port Corpus Christi, TX Industrial Devel.
                       Corp. (Citgo Petroleum Corp.)                        8.250            11/01/2031           79,445
------------------------------------------------------------------------------------------------------------------------
       5,905,000       Port of Bay City, TX (Hoechst Celanese Corp.)        6.500            05/01/2026        5,984,895
------------------------------------------------------------------------------------------------------------------------
      15,000,000       Port of Corpus Christi, TX Authority (CNA
                       Holdings) 1                                          6.700            11/01/2030       16,112,100
------------------------------------------------------------------------------------------------------------------------
          15,000       San Antonio, TX Convention Center Hotel
                       Finance Corp. (Empowerment Zone)                     5.000            07/15/2039           15,093
------------------------------------------------------------------------------------------------------------------------
      10,565,000       San Antonio, TX Convention Center Hotel
                       Finance Corp. ROLs 1,2                              11.278 3          07/15/2039       10,827,012
------------------------------------------------------------------------------------------------------------------------
      11,250,000       San Antonio, TX Convention Center Hotel Finance
                       Corp. ROLs 1,2                                      11.278 3          07/15/2034       11,691,675
------------------------------------------------------------------------------------------------------------------------
       9,390,000       San Benito, TX Consolidated Independent School
                       District 1                                           5.000            02/15/2034        9,616,487
------------------------------------------------------------------------------------------------------------------------
          45,000       Southeast TX HFC (Forest View Apartments)            8.750            11/01/2023           40,973
------------------------------------------------------------------------------------------------------------------------
       2,150,000       Tomball, TX Hospital Authority (Tomball
                       Regional Hospital)                                   6.125            07/01/2023        2,176,015
------------------------------------------------------------------------------------------------------------------------
       1,600,000       Travis County, TX Health Facilities Devel.
                       Corp. (Querencia Barton Creek)                       5.650            11/15/2035        1,560,672
------------------------------------------------------------------------------------------------------------------------
       8,400,000       Trinity, TX River Authority (General Motors
                       Corp.)                                               5.750 5          04/01/2009        8,400,000
------------------------------------------------------------------------------------------------------------------------
       2,320,000       TX Affordable Hsg. Corp. (American Hsg.
                       Foundation) 4                                        8.000            03/01/2032          971,848
------------------------------------------------------------------------------------------------------------------------
       2,965,000       TX Affordable Hsg. Corp. (Ashton Place &
                       Woodstock Apartments)                                6.300            08/01/2033        2,218,205
------------------------------------------------------------------------------------------------------------------------
      10,000,000       TX Department of Hsg. & Community Affairs
                       RITES 1,2                                            9.667 3          07/01/2034       10,224,800
------------------------------------------------------------------------------------------------------------------------
       2,500,000       TX GO RITES 2                                       14.139 3          12/01/2028        2,928,400
------------------------------------------------------------------------------------------------------------------------
       1,525,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.625            03/01/2020        1,607,228
------------------------------------------------------------------------------------------------------------------------
       2,065,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.750            03/01/2031        2,178,141
------------------------------------------------------------------------------------------------------------------------
          50,000       TX Student Hsg. Corp. (University of North
                       Texas)                                               6.000            07/01/2011           48,128
------------------------------------------------------------------------------------------------------------------------
          40,000       TX Student Hsg. Corp. (University of North
                       Texas)                                               6.750            07/01/2021           37,274
------------------------------------------------------------------------------------------------------------------------
         200,000       TX Student Hsg. Corp. (University of North
                       Texas)                                               6.850            07/01/2031          182,414
------------------------------------------------------------------------------------------------------------------------
       4,000,000       TX Turnpike Authority ROLs 1,2                      11.398 3          08/15/2042        4,233,280
------------------------------------------------------------------------------------------------------------------------


19          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$      3,000,000       TX Veterans Hsg. Assistance RITES 2                 12.539% 3         06/01/2029   $    3,401,700
                                                                                                          --------------
                                                                                                             446,597,820
U.S. POSSESSIONS--2.6%
       1,155,000       Guam EDA (Royal Socio Apartments) 4                  9.500            11/01/2018          571,413
------------------------------------------------------------------------------------------------------------------------
       9,500,000       Northern Mariana Islands, Series A 1                 6.750            10/01/2033       10,313,580
------------------------------------------------------------------------------------------------------------------------
     564,000,000       Puerto Rico Children's Trust Fund (TASC)             6.300 7          05/15/2050       34,719,840
------------------------------------------------------------------------------------------------------------------------
     745,000,000       Puerto Rico Children's Trust Fund (TASC)             7.010 7          05/15/2055       24,771,250
------------------------------------------------------------------------------------------------------------------------
       3,500,000       Puerto Rico Commonwealth GO                          5.000            07/01/2024        3,581,340
------------------------------------------------------------------------------------------------------------------------
          75,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                            6.500            07/01/2012           75,410
------------------------------------------------------------------------------------------------------------------------
      22,430,000       Puerto Rico Port Authority (American
                       Airlines), Series A 1                                6.250            06/01/2026       15,562,831
------------------------------------------------------------------------------------------------------------------------
       6,600,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                  6.300            06/01/2023        4,716,888
------------------------------------------------------------------------------------------------------------------------
       1,700,000       Puerto Rico Public Finance Corp.                     5.750            08/01/2027        1,840,301
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Puerto Rico Public Finance Corp. ROLs 1,2           30.913 3          08/01/2027        5,475,750
                                                                                                          --------------
                                                                                                             101,628,603
------------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
         650,000       Carbon County, UT Solid Waste Disposal (Allied
                       Waste Industries)                                    7.450            07/01/2017          688,968
------------------------------------------------------------------------------------------------------------------------
       2,085,000       Carbon County, UT Solid Waste Disposal (Allied
                       Waste Industries)                                    7.500            02/01/2010        2,142,525
------------------------------------------------------------------------------------------------------------------------
       1,975,000       UT HFA (RHA Community Service of Utah)               6.875            07/01/2027        1,992,479
                                                                                                          --------------
                                                                                                               4,823,972
------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.7%
       2,275,000       Bedford County, VA IDA (Georgia-Pacific Corp.)       6.550            12/01/2025        2,358,470
------------------------------------------------------------------------------------------------------------------------
          90,000       Giles County, VA IDA (Hoechst Celanese Corp.)        5.950            12/01/2025           90,589
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Giles County, VA IDA (Hoechst Celanese Corp.) 1      6.450            05/01/2026       10,219,800
------------------------------------------------------------------------------------------------------------------------
       7,915,000       Giles County, VA IDA (Hoechst Celanese Corp.)        6.625            12/01/2022        7,943,890
------------------------------------------------------------------------------------------------------------------------
       1,750,000       Halifax County, VA IDA RITES 2                      12.073 3          06/01/2028        2,313,535
------------------------------------------------------------------------------------------------------------------------
       1,200,000       Norfolk, VA Redevel. & Hsg. Authority (First
                       Mtg.-Retirement Community)                           6.125            01/01/2035        1,232,028
------------------------------------------------------------------------------------------------------------------------
      10,500,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania) 1                                      7.500            01/01/2014       10,823,925
------------------------------------------------------------------------------------------------------------------------
       7,350,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania) 1                                      7.550            01/01/2019        7,569,471
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 5.250            08/15/2008        3,092,250
------------------------------------------------------------------------------------------------------------------------
       5,510,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road) 1                               5.500            08/15/2028        5,681,141
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 5.900 7          08/15/2025        3,247,600
------------------------------------------------------------------------------------------------------------------------
         485,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 5.910 7          08/15/2017          236,661
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 5.950 7          08/15/2023          365,790
------------------------------------------------------------------------------------------------------------------------
      26,500,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road) 1                               5.960 7          08/15/2024        9,119,180
------------------------------------------------------------------------------------------------------------------------


20          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$     48,400,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road) 1                               6.130% 7         08/15/2034   $    9,172,284
------------------------------------------------------------------------------------------------------------------------
         100,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 6.200 7          08/15/2015           58,825
------------------------------------------------------------------------------------------------------------------------
         865,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 6.290 7          08/15/2016          479,634
------------------------------------------------------------------------------------------------------------------------
         125,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 6.750 7          08/15/2019           57,838
------------------------------------------------------------------------------------------------------------------------
         825,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 6.770 7          08/15/2030          199,601
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 7.000 7          08/15/2007        2,017,890
------------------------------------------------------------------------------------------------------------------------
       4,050,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                 7.380 7          08/15/2012        2,837,592
------------------------------------------------------------------------------------------------------------------------
       1,125,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                11.900 7          08/15/2018          516,544
------------------------------------------------------------------------------------------------------------------------
       1,845,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                                11.900 7          08/15/2019          797,095
------------------------------------------------------------------------------------------------------------------------
      20,000,000       VA Tobacco Settlement Authority (TASC) 1             5.625            06/01/2037       20,444,800
------------------------------------------------------------------------------------------------------------------------
       2,500,000       West Point, VA IDA (Chesapeake Corp.) 1              6.375            03/01/2019        2,527,750
                                                                                                          --------------
                                                                                                             103,404,183
------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.7%
       3,000,000       Chelan County, WA Public Utility District
                       RITES 2                                             11.942 3          01/01/2036        3,726,360
------------------------------------------------------------------------------------------------------------------------
       3,500,000       Grant County, WA Public Utility District
                       RITES 2                                              9.711 3          01/01/2022        3,711,680
------------------------------------------------------------------------------------------------------------------------
         500,000       King County, WA Hsg. Authority (Southwood
                       Square Apartments)                                   6.200            10/01/2031          509,640
------------------------------------------------------------------------------------------------------------------------
         100,000       Port Camas, WA Public Industrial Corp. (James
                       River Corp. of VA)                                   6.700            04/01/2023          100,087
------------------------------------------------------------------------------------------------------------------------
       1,600,000       Port Seattle, WA Special Facility (Northwest
                       Airlines) 4                                          7.125            04/01/2020        1,096,000
------------------------------------------------------------------------------------------------------------------------
      24,900,000       Port Seattle, WA Special Facility (Northwest
                       Airlines) 4                                          7.250            04/01/2030       17,056,500
------------------------------------------------------------------------------------------------------------------------
       1,099,000       Seattle, WA Hsg. Authority (Kin on Health Care
                       Center)                                              7.400            11/20/2036        1,187,041
------------------------------------------------------------------------------------------------------------------------
       1,500,000       WA Health Care Facilities Authority (Overlake
                       Hospital Medical Center)                             5.000            07/01/2030        1,515,375
------------------------------------------------------------------------------------------------------------------------
       8,000,000       WA Health Care Facilities Authority (Overlake
                       Hospital Medical Center) 1                           5.000            07/01/2038        8,048,240
------------------------------------------------------------------------------------------------------------------------
       8,000,000       WA HFC (Single Family)                               4.800            12/01/2035        7,758,160
------------------------------------------------------------------------------------------------------------------------
       4,710,000       WA Tobacco Settlement Authority (TASC)               6.500            06/01/2026        5,106,299
------------------------------------------------------------------------------------------------------------------------
      13,955,000       WA Tobacco Settlement Authority (TASC)               6.625            06/01/2032       15,237,604
                                                                                                          --------------
                                                                                                              65,052,986
------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.2%
          15,000       WV Hospital Finance Authority (Charleston Area
                       Medical Center)                                      7.250            10/01/2014           15,037
------------------------------------------------------------------------------------------------------------------------
       6,150,000       WV Hsg. Devel. Fund RITES 2                         11.200 3          11/01/2032        6,588,249
                                                                                                          --------------
                                                                                                               6,603,286
------------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.4%
          15,000       Badger, WI Tobacco Asset Securitization Corp.        6.125            06/01/2027           15,906
------------------------------------------------------------------------------------------------------------------------


21          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
$     40,935,000       Badger, WI Tobacco Asset Securitization Corp.        6.375%           06/01/2032   $   43,620,336
-------------------------------------------------------------------------------------------------------------------------
       3,650,000       Janesville, WI Pollution Control (General
                       Motors Corp.) 1                                      5.550            04/01/2009        3,486,590
-------------------------------------------------------------------------------------------------------------------------
       6,510,000       Kaukauna, WI Environmental Improvement
                       (International Paper Company)                        5.250            06/01/2029        6,316,979
-------------------------------------------------------------------------------------------------------------------------
          15,000       Madison, WI Community Devel. Authority
                       (Ecumenical Hsg. Corp.)                              6.500            04/01/2024           14,943
-------------------------------------------------------------------------------------------------------------------------
         600,000       Milwaukee, WI (Aero Milwaukee)                       6.500            01/01/2025          629,658
-------------------------------------------------------------------------------------------------------------------------
       1,420,000       Milwaukee, WI (Air Cargo)                            7.500            01/01/2025        1,451,268
-------------------------------------------------------------------------------------------------------------------------
         165,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       6.800            11/01/2012          169,777
-------------------------------------------------------------------------------------------------------------------------
         160,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       6.850            05/01/2013          164,632
-------------------------------------------------------------------------------------------------------------------------
       1,595,000       New Berlin, WI Hsg. Authority (Pinewood Creek)       7.125            05/01/2024        1,637,188
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       WI H&EFA (Eastcastle Place)                          6.125            12/01/2034        1,015,890
-------------------------------------------------------------------------------------------------------------------------
       4,400,000       WI H&EFA (Hess Memorial Hospital Assoc.)             7.750            11/01/2015        4,505,116
-------------------------------------------------------------------------------------------------------------------------
       6,185,000       WI H&EFA (National Regency of New Berlin)            8.000            08/15/2025        6,389,105
-------------------------------------------------------------------------------------------------------------------------
          25,000       WI H&EFA (Reedburg Area Medical Center)              6.750            06/01/2017           24,722
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       WI H&EFA RITES 2                                    10.677 3          02/15/2032        2,312,840
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       WI Hsg. & Economic Devel. Authority 1                4.950            03/01/2025        5,032,750
-------------------------------------------------------------------------------------------------------------------------
       3,730,000       WI Hsg. & Economic Devel. Authority RITES 2         13.328 3          09/01/2024        3,931,308
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       WI Hsg. & Economic Devel. Authority ROLs 2          10.771 3          03/01/2036        2,232,250
-------------------------------------------------------------------------------------------------------------------------
       4,875,000       WI Hsg. & Economic Devel. Authority ROLs 2          10.771 3          03/01/2036        4,352,888
-------------------------------------------------------------------------------------------------------------------------
       5,100,000       WI Hsg. & Economic Devel. Authority ROLs 1,2        11.075 3          03/01/2024        5,163,240
-------------------------------------------------------------------------------------------------------------------------
          30,000       WI Hsg. & Economic Devel. Authority, Series A        6.500            11/01/2026           30,423
-------------------------------------------------------------------------------------------------------------------------
         250,000       WI Lac Courte Oreilles Band of Lake Superior
                       Chippewa Indians                                     8.000            12/01/2018          248,435
                                                                                                          ---------------
                                                                                                              92,746,244
-------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          25,000       Sweetwater County, WY Solid Waste Disposal
                       (FMC Corp.)                                          6.900            09/01/2024           25,236
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,873,021,149)--103.8%                                                  3,981,898,156
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.8)                                                                (145,797,165)
                                                                                                          ---------------
NET ASSETS--100.0%                                                                                        $3,836,100,991
                                                                                                          ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $372,393,078, which represents 9.71% of the Fund's net assets See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

4. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $27,592,980 or 0.72% of the Fund's net assets as of October 31, 2005.

7. Represents a zero coupon bond.


22          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        13.4%
AA                                                                          4.2
A                                                                           2.4
BBB                                                                        31.9
BB                                                                          8.9
B                                                                          11.4
CCC                                                                         3.9
C                                                                           2.1
Not Rated                                                                  21.8
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA          Atlanta Development Authority
CAU          Clark Atlanta University
CCRC         Continuing Care Retirement Community
CDA          Communities Development Authority
COP          Certificates of Participation
DA           Dormitory Authority
DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Development Authority
EDFA         Economic Development Finance Authority
EF&CD        Environmental Facilities and Community Development
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
HDA          Hospital Development Authority
HDC          Housing Development Corp.
HE&H         Higher Educational and Health
HE&HF        Higher Educational and Housing Facilities
HFA          Housing Finance Agency/Authority
HFC          Housing Finance Corp.
HFDC         Health Facilities Development Corp.
HJDOI        Hospital for Joint Diseases Orthopedic Institute
IDA          Industrial Development Agency
IDC          Industrial Development Corporation
IF&PCFA      Industrial Facilities and Pollution Control Financing Authority
IRS          Inverse Rate Security
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
JFK          John Fitzgerald Kennedy


23          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

MSH/NYU      Mount Sinai Hospital/New York University
NYC          New York City
NYS          New York State
Res Rec      Resource Recovery Facility
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                            956,227,251         24.0%
Airlines                                               554,518,783         13.9
Electric Utilities                                     274,987,858          6.9
Hospital/Health Care                                   206,004,000          5.2
Multifamily Housing                                    199,285,927          5.0
Special Assessment                                     194,774,565          4.9
Marine/Aviation Facilities                             157,138,370          4.0
Manufacturing, Durable Goods                           157,042,862          3.9
Single Family Housing                                  156,196,627          3.9
Hotels, Restaurants & Leisure                          147,307,275          3.7
Adult Living Facilities                                121,441,442          3.0
Resource Recovery                                       99,237,694          2.5
Special Tax                                             85,644,881          2.2
Manufacturing, Non-Durable Goods                        84,318,676          2.1
General Obligation                                      84,256,078          2.1
Paper, Containers & Packaging                           75,151,254          1.9
Not-for-Profit Organization                             61,199,981          1.5
Gas Utilities                                           58,083,435          1.5
Higher Education                                        54,105,983          1.4
Sales Tax Revenue                                       53,633,253          1.3
Highways/Railways                                       48,050,763          1.2
Education                                               46,092,186          1.2
Pollution Control                                       45,667,511          1.1
Water Utilities                                         21,689,778          0.5
Sports Facility Revenue                                 18,056,256          0.5
Municipal Leases                                        14,382,503          0.4
Sewer Utilities                                          4,257,044          0.1
Parking Fee Revenue                                      3,145,920          0.1
                                                    ----------------------------
Total                                               $3,981,898,156        100.0%
                                                    ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $3,873,383,153
                                              ===============

Gross unrealized appreciation                 $  214,364,596
Gross unrealized depreciation                   (105,849,593)
                                              ---------------
Net unrealized appreciation                   $  108,515,003
                                              ===============


24          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $13,215,250 of securities issued on a when-issued basis or forward commitment and sold $13,307,390 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $358,594,426 as of October 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2005, securities with an aggregate market value of $165,629,056, representing 4.32% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


25          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


26          |          OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By:   /s/ John V. Murphy
      __________________
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      __________________
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      ___________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005